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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03826

AIM Sector Funds (Invesco Sector Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 4/30

Date of reporting period: 10/31/12

Item 1. Reports to Stockholders.

Invesco Energy Fund

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: IENAX ■ B: IENBX ■ C: IEFCX ■ Y: IENYX ■ Investor: FSTEX ■ R5: IENIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.49%
Class B Shares	-5.83
Class C Shares	-5.86
Class Y Shares	-5.35
Investor Class Shares	-5.48
Class R5 Shares*	-5.30
S&P 500 Index▼ (Broad Market Index)	2.16
MSCI World Energy Index■ (Style-Specific Index)	-0.29
Lipper Natural Resource Funds Index¿ (Peer Group Index)	-1.40

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■MSCI via FactSet Research Systems Inc.; ¿Lipper Inc.

*Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The MSCI World Energy Index is a free float-adjusted market-capitalization index that represents the energy segment in global developed market equity performance.

The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Energy Fund

Average Annual Total Returns
As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	10.25%
10 Years	13.09
5 Years	-3.89
1 Year	-10.99

Class B Shares
Inception (3/28/02)	10.23%
10 Years	13.08
5 Years	-3.83
1 Year	-11.19

Class C Shares
Inception (2/14/00)	11.41%
10 Years	12.91
5 Years	-3.52
1 Year	-7.47

Class Y Shares
10 Years	13.85%
5 Years	-2.60
1 Year	-5.57

Investor Class Shares
Inception (1/19/84)	9.40%
10 Years	13.73
5 Years	-2.80
1 Year	-5.82

Class R5 Shares
Inception (1/31/06)	2.74%
5 Years	-2.39
1 Year	-5.47

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	10.72%
10 Years	13.76
5 Years	-2.09
1 Year	11.27

Class B Shares
Inception (3/28/02)	10.70%
10 Years	13.74
5 Years	-2.03
1 Year	11.83

Class C Shares
Inception (2/14/00)	11.82%
10 Years	13.57
5 Years	-1.72
1 Year	15.88

Class Y Shares
10 Years	14.51%
5 Years	-0.78
1 Year	18.01

Investor Class Shares
Inception (1/19/84)	9.57%
10 Years	14.39
5 Years	-0.98
1 Year	17.71

Class R5 Shares
Inception (1/31/06)	3.33%
5 Years	-0.57
1 Year	18.18

        The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares was 1.13%, 1.88%, 1.88%, 0.88%, 1.13% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on Class B or Class C shares in the past, performance would have been lower.

3                         Invesco Energy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.” As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Energy Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.34%
Coal & Consumable Fuels–0.93%
Peabody Energy Corp.	431,837	$12,048,252

Integrated Oil & Gas–23.63%
BP PLC–ADR (United Kingdom)	523,297	22,444,208
Cenovus Energy Inc. (Canada)	320,418	11,299,626
Chevron Corp.	589,715	64,992,490
Exxon Mobil Corp.	725,577	66,150,855
Imperial Oil Ltd. (Canada)	627,714	27,766,448
Occidental Petroleum Corp.	1,005,491	79,393,570
Royal Dutch Shell PLC–ADR (United Kingdom)	296,369	20,295,349
Suncor Energy, Inc. (Canada)	433,149	14,533,688
		306,876,234

Oil & Gas Drilling–8.18%
Ensco PLC–Class A (United Kingdom)	648,818	37,514,657
Helmerich & Payne, Inc.	357,653	17,095,813
Nabors Industries Ltd.(b)	471,513	6,360,710
Rowan Cos. PLC–Class A(b)	219,684	6,966,180
Seadrill Ltd. (Bermuda)(c)	325,419	13,127,403
Transocean Ltd.	549,723	25,116,844
		106,181,607

Oil & Gas Equipment & Services–28.09%
Baker Hughes Inc.	183,829	7,715,303
Cameron International Corp.(b)	1,178,270	59,667,593
Dresser-Rand Group, Inc.(b)	175,976	9,068,043
FMC Technologies, Inc.(b)	284,943	11,654,169
Halliburton Co.	1,013,704	32,732,502
Key Energy Services, Inc.(b)	1,601,168	10,471,639
Lufkin Industries, Inc.	112,766	5,639,428
National Oilwell Varco Inc.	1,034,979	76,277,952
Oceaneering International, Inc.	154,351	8,077,188
Schlumberger Ltd.	1,178,550	81,944,581
Superior Energy Services, Inc.(b)	169,631	3,448,598
Weatherford International Ltd.(b)	5,139,423	58,075,480
		364,772,476

Oil & Gas Exploration & Production–32.36%
Anadarko Petroleum Corp.	1,163,942	80,090,849
Apache Corp.	630,450	52,169,737
Cabot Oil & Gas Corp.	268,350	12,607,083
Canadian Natural Resources Ltd. (Canada)(c)	227,757	6,862,348
Cobalt International Energy, Inc.(b)	312,074	6,494,260
ConocoPhillips(c)	238,822	13,815,853
EOG Resources, Inc.	474,961	55,328,207
EQT Corp.	125,438	7,605,306
Kosmos Energy Ltd.(b)	1,074,126	12,223,554

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	1,882,647	$56,592,369
Midstates Petroleum Co. Inc.(b)	3,308,175	20,411,440
Noble Energy, Inc.	276,244	26,245,943
Oasis Petroleum Inc.(b)	109,959	3,229,496
Pioneer Natural Resources Co.	171,803	18,150,987
Range Resources Corp.	108,337	7,080,906
Resolute Energy Corp.(b)(c)	770,248	6,839,802
SM Energy Co.	146,754	7,912,976
Southwestern Energy Co.(b)	320,072	11,106,498
Talisman Energy Inc. (Canada)	784,114	8,885,056
Whiting Petroleum Corp.(b)	156,562	6,578,735
		420,231,405

Oil & Gas Refining & Marketing–3.43%
Marathon Petroleum Corp.	425,164	23,354,258
Phillips 66	447,643	21,110,844
		44,465,102

Oil & Gas Storage & Transportation–0.72%
Western Gas Partners LP	182,350	9,296,203
Total Common Stocks & Other Equity Interests (Cost $1,136,050,841)		1,263,871,279

Money Market Funds–2.48%
Liquid Assets Portfolio–Institutional Class(d)	16,126,088	16,126,088
Premier Portfolio–Institutional Class(d)	16,126,088	16,126,088
Total Money Market Funds (Cost $32,252,176)		32,252,176
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.82% (Cost $1,168,303,017)		1,296,123,455

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.49%
Liquid Assets Portfolio–Institutional Class (Cost $19,354,102)(d)(e)	19,354,102	19,354,102
TOTAL INVESTMENTS–101.31% (Cost $1,187,657,119)		1,315,477,557
OTHER ASSETS LESS LIABILITIES–(1.31)%		(17,014,214)
NET ASSETS–100.00%		$1,298,463,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Energy Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2012.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2012

Oil & Gas Exploration & Production	32.4%
Oil & Gas Equipment & Services	28.1
Integrated Oil & Gas	23.6
Oil & Gas Drilling	8.2
Oil & Gas Refining & Marketing	3.4
Coal & Consumable Fuels	0.9
Oil & Gas Storage & Transportation	0.7
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $1,136,050,841)*	$1,263,871,279
Investments in affiliated money market funds, at value and cost	51,606,278
Total investments, at value (Cost $1,187,657,119)	1,315,477,557
Receivable for:
Investments sold	29,305,879
Fund shares sold	1,371,168
Dividends	374,603
Investment for trustee deferred compensation and retirement plans	52,542
Other assets	43,209
Total assets	1,346,624,958

Liabilities:
Payable for:
Investments purchased	21,148,449
Fund shares reacquired	6,089,054
Collateral upon return of securities loaned	19,354,102
Accrued fees to affiliates	1,183,613
Accrued other operating expenses	153,887
Trustee deferred compensation and retirement plans	232,510
Total liabilities	48,161,615
Net assets applicable to shares outstanding	$1,298,463,343

Net assets consist of:
Shares of beneficial interest	$1,229,512,847
Undistributed net investment income	994,390
Undistributed net realized gain (loss)	(59,864,332)
Unrealized appreciation	127,820,438
$1,298,463,343

Net Assets:
Class A	$605,169,259
Class B	$58,340,290
Class C	$170,496,533
Class Y	$60,398,292
Investor Class	$377,781,952
Class R5	$26,277,017

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	16,418,525
Class B	1,744,333
Class C	5,224,531
Class Y	1,633,487
Investor Class	10,286,171
Class R5	697,047
Class A:
Net asset value per share	$36.86
Maximum offering price per share
(Net asset value of $36.86 ÷ 94.50%)	$39.01
Class B:
Net asset value and offering price per share	$33.45
Class C:
Net asset value and offering price per share	$32.63
Class Y:
Net asset value and offering price per share	$36.98
Investor Class:
Net asset value and offering price per share	$36.73
Class R5:
Net asset value and offering price per share	$37.70

*	At October 31, 2012, securities with an aggregate value of $19,068,222 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $130,819)	$10,763,094
Dividends from affiliated money market funds (includes securities lending income of $76,497)	123,635
Total investment income	10,886,729

Expenses:
Advisory fees	4,272,524
Administrative services fees	173,315
Custodian fees	15,985
Distribution fees:
Class A	805,972
Class B	320,914
Class C	901,136
Investor Class	486,181
Transfer agent fees — A, B, C, Y and Investor	1,594,400
Transfer agent fees — R5	9,522
Trustees’ and officers’ fees and benefits	45,692
Other	162,716
Total expenses	8,788,357
Less: Fees waived and expense offset arrangement(s)	(56,210)
Net expenses	8,732,147
Net investment income	2,154,582

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(16,877,872)
Foreign currencies	(219,288)
(17,097,160)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(71,677,712)
Foreign currencies	(1,278)
(71,678,990)
Net realized and unrealized gain (loss)	(88,776,150)
Net increase (decrease) in net assets resulting from operations	$(86,621,568)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income (loss)	$2,154,582	$(1,692,879)
Net realized gain (loss)	(17,097,160)	97,150,656
Change in net unrealized appreciation (depreciation)	(71,678,990)	(470,786,911)
Net increase (decrease) in net assets resulting from operations	(86,621,568)	(375,329,134)

Share transactions–net:
Class A	(78,160,836)	(142,552,355)
Class B	(11,121,908)	(22,207,524)
Class C	(19,953,276)	(29,736,198)
Class Y	(9,118,285)	6,265,580
Investor Class	(25,931,392)	(63,107,318)
Class R5	7,385,690	8,674,978
Net increase (decrease) in net assets resulting from share transactions	(136,900,007)	(242,662,837)
Net increase (decrease) in net assets	(223,521,575)	(617,991,971)

Net assets:
Beginning of period	1,521,984,918	2,139,976,889
End of period (includes undistributed net investment income (loss) of $994,390 and $(1,160,192), respectively)	$1,298,463,343	$1,521,984,918

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

9                         Invesco Energy Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

10                         Invesco Energy Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks —The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

11                         Invesco Energy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $53,864.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2012, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $49,431 in front-end sales commissions from the sale of Class A shares and $2,199, $71,232 and $8,390 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Energy Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,315,477,557	$—	$—	$1,315,477,557

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,346.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13                         Invesco Energy Fund

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2018	$18,311,213	$—	$18,311,213

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $348,888,887 and $436,180,597, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$166,579,403
Aggregate unrealized (depreciation) of investment securities	(50,534,122)
Net unrealized appreciation of investment securities	$116,045,281

Cost of investments for tax purposes is $1,199,432,276.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,523,529	$55,550,194	5,299,676	$214,398,044
Class B	18,475	607,256	133,385	4,936,346
Class C	235,317	7,656,400	1,038,929	37,569,135
Class Y	337,416	12,420,823	1,122,529	45,651,471
Investor Class	826,878	30,743,740	2,374,357	95,790,501
Class R5	436,179	16,601,544	368,848	14,974,267
Automatic conversion of Class B shares to Class A shares:
Class A	84,913	3,088,852	179,827	7,228,474
Class B	(93,426)	(3,088,852)	(200,855)	(7,228,474)
Reacquired:
Class A	(3,736,185)	(136,799,882)	(9,111,795)	(364,178,873)
Class B	(260,954)	(8,640,312)	(536,818)	(19,915,396)
Class C	(852,910)	(27,609,676)	(1,893,362)	(67,305,333)
Class Y	(601,006)	(21,539,108)	(999,702)	(39,385,891)
Investor Class	(1,558,826)	(56,675,132)	(3,973,334)	(158,897,819)
Class R5	(241,448)	(9,215,854)	(156,014)	(6,299,289)
Net increase (decrease) in share activity	(3,882,048)	$(136,900,007)	(6,354,329)	$(242,662,837)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Energy Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/12	$39.00	$0.08	$(2.22)	$(2.14)	$—	$—	$—	$36.86	(5.49)%	$605,169	1.16	%(d)	1.17	%(d)	0.44	%(d)	27%
Year ended 04/30/12	47.26	0.01	(8.27)	(8.26)	—	—	—	39.00	(17.48)	723,304	1.12		1.13		0.03		61
Year ended 04/30/11	35.99	(0.03)	11.33	11.30	(0.03)	—	(0.03)	47.26	31.42	1,048,194	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.34	(0.03)	0.68	0.65	—	—	—	35.99	1.84	742,987	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.91	0.07	11.38	11.45	(0.02)	—	(0.02)	35.34	47.91	725,470	1.17		1.18		0.22		49
Year ended 03/31/09	43.71	0.07	(19.47)	(19.40)	—	(0.40)	(0.40)	23.91	(44.39)	453,133	1.16		1.17		0.20		61
Year ended 03/31/08	41.02	0.00	13.10	13.10	—	(10.41)	(10.41)	43.71	32.35	851,105	1.11		1.12		0.01		64
Class B
Six months ended 10/31/12	35.52	(0.05)	(2.02)	(2.07)	—	—	—	33.45	(5.83)	58,340	1.91	(d)	1.92	(d)	(0.31	)(d)	27
Year ended 04/30/12	43.37	(0.26)	(7.59)	(7.85)	—	—	—	35.52	(18.10)	73,896	1.87		1.88		(0.72)		61
Year ended 04/30/11	33.25	(0.29)	10.41	10.12	—	—	—	43.37	30.44	116,438	1.88		1.88		(0.85)		58
One month ended 04/30/10	32.68	(0.05)	0.62	0.57	—	—	—	33.25	1.75	109,771	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	22.26	(0.16)	10.58	10.42	—	—	—	32.68	46.81	108,880	1.92		1.93		(0.53)		49
Year ended 03/31/09	41.04	(0.19)	(18.19)	(18.38)	—	(0.40)	(0.40)	22.26	(44.79)	78,085	1.91		1.92		(0.55)		61
Year ended 03/31/08	39.28	(0.32)	12.49	12.17	—	(10.41)	(10.41)	41.04	31.35	172,190	1.86		1.87		(0.74)		64
Class C
Six months ended 10/31/12	34.66	(0.05)	(1.98)	(2.03)	—	—	—	32.63	(5.86)	170,497	1.91	(d)	1.92	(d)	(0.31	)(d)	27
Year ended 04/30/12	42.32	(0.26)	(7.40)	(7.66)	—	—	—	34.66	(18.10)	202,489	1.87		1.88		(0.72)		61
Year ended 04/30/11	32.44	(0.29)	10.17	9.88	—	—	—	42.32	30.46	283,422	1.88		1.88		(0.85)		58
One month ended 04/30/10	31.88	(0.05)	0.61	0.56	—	—	—	32.44	1.76	207,451	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	21.71	(0.16)	10.33	10.17	—	—	—	31.88	46.85	205,003	1.92		1.93		(0.53)		49
Year ended 03/31/09	40.06	(0.19)	(17.76)	(17.95)	—	(0.40)	(0.40)	21.71	(44.82)	122,123	1.91		1.92		(0.55)		61
Year ended 03/31/08	38.53	(0.32)	12.26	11.94	—	(10.41)	(10.41)	40.06	31.37	231,832	1.86		1.87		(0.74)		64
Class Y
Six months ended 10/31/12	39.07	0.13	(2.22)	(2.09)	—	—	—	36.98	(5.35)	60,398	0.91	(d)	0.92	(d)	0.69	(d)	27
Year ended 04/30/12	47.24	0.11	(8.28)	(8.17)	—	—	—	39.07	(17.28)	74,126	0.87		0.88		0.28		61
Year ended 04/30/11	35.96	0.06	11.33	11.39	(0.12)	—	(0.12)	47.23	31.73	83,807	0.88		0.88		0.15		58
One month ended 04/30/10	35.31	(0.02)	0.67	0.65	—	—	—	35.96	1.84	48,291	0.91	(e)	0.91	(e)	(0.75	)(e)	9
Year ended 03/31/10	23.86	0.16	11.36	11.52	(0.07)	—	(0.07)	35.31	48.29	47,084	0.92		0.93		0.47		49
Year ended 03/31/09(f)	31.13	0.04	(6.91)	(6.87)	—	(0.40)	(0.40)	23.86	(22.08)	8,894	1.04	(e)	1.05	(e)	0.32	(e)	61
Investor Class
Six months ended 10/31/12	38.86	0.08	(2.21)	(2.13)	—	—	—	36.73	(5.48)	377,782	1.16	(d)	1.17	(d)	0.44	(d)	27
Year ended 04/30/12	47.09	0.01	(8.24)	(8.23)	—	—	—	38.86	(17.48)	428,174	1.12		1.13		0.03		61
Year ended 04/30/11	35.86	(0.03)	11.29	11.26	(0.03)	—	(0.03)	47.09	31.42	594,201	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.22	(0.03)	0.67	0.64	—	—	—	35.86	1.82	484,002	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.82	0.07	11.35	11.42	(0.02)	—	(0.02)	35.22	47.96	475,026	1.17		1.18		0.22		49
Year ended 03/31/09	43.56	0.07	(19.41)	(19.34)	—	(0.40)	(0.40)	23.82	(44.40)	335,874	1.16		1.17		0.20		61
Year ended 03/31/08	40.91	0.00	13.06	13.06	—	(10.41)	(10.41)	43.56	32.34	681,147	1.11		1.12		0.01		64
Class R5
Six months ended 10/31/12	39.81	0.16	(2.27)	(2.11)	—	—	—	37.70	(5.30)	26,277	0.78	(d)	0.79	(d)	0.82	(d)	27
Year ended 04/30/12	48.07	0.16	(8.42)	(8.26)	—	—	—	39.81	(17.18)	19,996	0.76		0.77		0.39		61
Year ended 04/30/11	36.60	0.10	11.55	11.65	(0.18)	—	(0.18)	48.07	31.92	13,915	0.77		0.77		0.26		58
One month ended 04/30/10	35.93	(0.02)	0.69	0.67	—	—	—	36.60	1.87	7,667	0.77	(e)	0.77	(e)	(0.61	)(e)	9
Year ended 03/31/10	24.32	0.21	11.59	11.80	(0.19)	—	(0.19)	35.93	48.57	6,411	0.74		0.75		0.65		49
Year ended 03/31/09	44.23	0.24	(19.75)	(19.51)	—	(0.40)	(0.40)	24.32	(44.11)	3,416	0.70		0.71		0.66		61
Year ended 03/31/08	41.25	0.20	13.19	13.39	—	(10.41)	(10.41)	44.23	32.90	2,240	0.68		0.69		0.44		64

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $639,521, $63,660, $178,758, $63,469, $385,774 and $18,889 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 03, 2008.

15                         Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[2]
A	$1,000.00	$945.10	$5.69	$1,019.36	$5.90	1.16%
B	1,000.00	941.70	9.35	1,015.58	9.70	1.91
C	1,000.00	941.40	9.35	1,015.58	9.70	1.91
Y	1,000.00	946.50	4.46	1,020.62	4.63	0.91
Investor	1,000.00	945.20	5.69	1,019.36	5.90	1.16
R5	1,000.00	947.00	3.83	1,021.27	3.97	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Energy Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior

Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of

Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Natural Resources Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the fourth quintile of the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Invesco Advisers

17                         Invesco Energy Fund

presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board also noted that Invesco Advisers advises or sub-advises two off-shore funds with comparable investment strategies, both of which had an effective advisory fee above the Funds’ rate.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients.

The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Energy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO  64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-ENE-SAR-1	Invesco Distributors, Inc.

Invesco Gold & Precious Metals Fund

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: IGDAX ■ B: IGDBX ■ C: IGDCX ■ Y: IGDYX ■ Investor: FGLDX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.44%
Class B Shares	11.01
Class C Shares	11.06
Class Y Shares	11.70
Investor Class Shares	11.49
S&P 500 Index▼ (Broad Market Index)	2.16
Philadelphia Gold & Silver Index (price-only)■ (Style-Specific Index)	14.17
Lipper Precious Metals Equity Funds Index■ (Peer Group Index)	8.23

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Philadelphia Gold & Silver Index (price-only) is a capitalization-weighted, price-only index on the Philadelphia Stock Exchange that includes the leading companies involved in mining gold and silver.

The Lipper Precious Metals Equity Funds Index is an unmanaged index considered representative of precious metals funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Gold & Precious Metals Fund

Average Annual Total Returns As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	14.97%
10 Years	16.07
5 Years	3.16
1 Year	-13.05

Class B Shares
Inception (3/28/02)	15.10%
10 Years	16.17
5 Years	3.16
1 Year	-12.97

Class C Shares
Inception (2/14/00)	15.32%
10 Years	15.95
5 Years	3.51
1 Year	-9.54

Class Y Shares
10 Years	16.94%
5 Years	4.52
1 Year	-7.83

Investor Class Shares
Inception (1/19/84)	2.66%
10 Years	16.82
5 Years	4.31
1 Year	-7.95

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	15.31%
10 Years	15.19
5 Years	5.99
1 Year	-3.14

Class B Shares
Inception (3/28/02)	15.44%
10 Years	15.32
5 Years	6.08
1 Year	-2.94

Class C Shares
Inception (2/14/00)	15.62%
10 Years	15.07
5 Years	6.35
1 Year	0.82

Class Y Shares
10 Years	16.04%
5 Years	7.40
1 Year	2.76

Investor Class Shares
Inception (1/19/84)	2.74%
10 Years	15.92
5 Years	7.18
1 Year	2.58

of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.29%, 2.04%, 2.04%, 1.04% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Gold & Precious Metals Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Gold & Precious Metals Fund

Schedule of Investments

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.75%
Australia–4.51%
BHP Billiton Ltd.–ADR(a)	80,943	$5,725,908
Newcrest Mining Ltd.	680,528	18,573,940
		24,299,848

Brazil–5.26%
Yamana Gold Inc.	1,402,301	28,340,503

Canada–62.90%
Agnico-Eagle Mines Ltd.	317,881	17,957,098
Alamos Gold Inc.	379,311	7,422,953
Aurizon Mines Ltd.(b)	3,262,120	15,266,722
Barrick Gold Corp.	746,894	30,249,207
Cameco Corp.	444,658	8,604,132
Centerra Gold Inc.	553,189	6,273,905
Detour Gold Corp.(b)	432,561	12,184,451
Eldorado Gold Corp.	717,930	10,607,254
Franco-Nevada Corp.	333,164	19,179,441
Goldcorp, Inc.	737,869	33,373,815
Harry Winston Diamond Corp.(b)	409,323	5,871,470
IAMGOLD Corp.	1,618,636	25,113,972
International Tower Hill Mines Ltd.(a)(b)	834,965	2,028,965
Kinross Gold Corp.	2,472,786	24,554,592
Kirkland Lake Gold, Inc.(b)	348,504	3,439,689
New Gold Inc.(b)	1,726,186	20,199,314
Osisko Mining Corp.(b)	1,607,199	15,782,404
Pan American Silver Corp.(a)	608,599	13,389,178
Queenston Mining, Inc.(b)	865,209	3,533,586
Rubicon Minerals Corp.(b)	2,946,117	10,439,694
Silver Wheaton Corp.	824,190	33,379,695
Tahoe Resources Inc.(b)	687,285	14,007,130
Torex Gold Resources Inc.(a)(b)	2,941,245	6,123,913
		338,982,580

Mali–5.92%
Randgold Resources Ltd.–ADR	266,933	31,922,517

Peru–0.57%
Cia de Minas Buenaventura S.A.–ADR	85,929	3,072,821

South Africa–1.75%
Gold Fields Ltd.–ADR	434,460	5,435,095
Harmony Gold Mining Co. Ltd.– ADR(a)	196,367	1,629,846
Impala Platinum Holdings Ltd.	130,214	2,344,330
		9,409,271

	Shares	Value
United States–17.84%
Coeur d’Alene Mines Corp.(b)	129,396	$3,999,631
Freeport-McMoRan Copper & Gold Inc.	502,572	19,539,999
iShares Gold Trust–ETF	836,800	14,024,768
Newmont Mining Corp.	458,709	25,022,576
SPDR® Gold Trust–ETF	122,500	20,440,350
Stillwater Mining Co.(b)	1,262,754	13,145,269
		96,172,593
Total Common Stocks & Other Equity Interests (Cost $434,100,826)		532,200,133

Money Market Funds–1.18%
Liquid Assets Portfolio–Institutional Class(c)	3,183,549	3,183,549
Premier Portfolio–Institutional Class(c)	3,183,548	3,183,548
Total Money Market Funds (Cost $6,367,097)		6,367,097
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.93% (Cost $440,467,923)		538,567,230

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.06%
Liquid Assets Portfolio–Institutional Class (Cost $16,500,535)(c)(d)	16,500,535	16,500,535
TOTAL INVESTMENTS–102.99% (Cost $456,968,458)		555,067,765
OTHER ASSETS LESS LIABILITIES–(2.99)%		(16,125,513)
NET ASSETS–100.00%		$538,942,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Gold & Precious Metals Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2012.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2012

Gold	69.5%
Precious Metals & Minerals	16.6
Investment Companies — Exchange Traded Funds	6.4
Diversified Metals & Mining	4.7
Coal & Consumable Fuels	1.6
Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Gold & Precious Metals Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $434,100,826)*	$532,200,133
Investments in affiliated money market funds, at value and cost	22,867,632
Total investments, at value (Cost $456,968,458)	555,067,765
Foreign currencies, at value (Cost $154,833)	155,627
Receivable for:
Fund shares sold	1,882,034
Dividends	158,719
Investment for trustee deferred compensation and retirement plans	29,809
Other assets	38,083
Total assets	557,332,037

Liabilities:
Payable for:
Fund shares reacquired	1,271,514
Collateral upon return of securities loaned	16,500,535
Accrued fees to affiliates	431,156
Accrued other operating expenses	102,197
Trustee deferred compensation and retirement plans	84,383
Total liabilities	18,389,785
Net assets applicable to shares outstanding	$538,942,252

Net assets consist of:
Shares of beneficial interest	$474,262,033
Undistributed net investment income (loss)	(33,531,227)
Undistributed net realized gain	111,345
Unrealized appreciation	98,100,101
$538,942,252

Net Assets:
Class A	$218,308,168
Class B	$31,637,785
Class C	$60,034,663
Class Y	$21,203,664
Investor Class	$207,757,972

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	25,181,360
Class B	3,777,766
Class C	6,716,867
Class Y	2,415,401
Investor Class	23,807,930
Class A:
Net asset value per share	$8.67
Maximum offering price per share
(Net asset value of $8.67 ÷ 94.50%)	$9.17
Class B:
Net asset value and offering price per share	$8.37
Class C:
Net asset value and offering price per share	$8.94
Class Y:
Net asset value and offering price per share	$8.78
Investor Class:
Net asset value and offering price per share	$8.73

*	At October 31, 2012, securities with an aggregate value of $16,323,591 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Gold & Precious Metals Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $261,081)	$2,645,804
Dividends from affiliated money market funds (includes securities lending income of $24,860)	29,701
Total investment income	2,675,505

Expenses:
Advisory fees	1,746,927
Administrative services fees	68,996
Custodian fees	21,651
Distribution fees:
Class A	247,090
Class B	151,278
Class C	257,345
Investor Class	232,400
Transfer agent fees	610,398
Trustees’ and officers’ fees and benefits	22,141
Other	127,985
Total expenses	3,486,211
Less: Fees waived and expense offset arrangement(s)	(6,195)
Net expenses	3,480,016
Net investment income (loss)	(804,511)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(4,842,445)
Foreign currencies	(42,183)
(4,884,628)
Change in net unrealized appreciation of:
Investment securities	59,085,027
Foreign currencies	846
59,085,873
Net realized and unrealized gain	54,201,245
Net increase in net assets resulting from operations	$53,396,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Gold & Precious Metals Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income (loss)	$(804,511)	$(3,094,434)
Net realized gain (loss)	(4,884,628)	18,517,269
Change in net unrealized appreciation (depreciation)	59,085,873	(192,486,619)
Net increase (decrease) in net assets resulting from operations	53,396,734	(177,063,784)

Distributions to shareholders from net investment income:
Class A	—	(5,825,221)
Class B	—	(913,904)
Class C	—	(1,320,193)
Class Y	—	(360,851)
Investor Class	—	(5,386,967)
Total distributions from net investment income	—	(13,807,136)

Distributions to shareholders from net realized gains:
Class A	—	(11,917,726)
Class B	—	(2,110,472)
Class C	—	(3,048,685)
Class Y	—	(713,773)
Investor Class	—	(11,021,107)
Total distributions from net realized gains	—	(28,811,763)

Share transactions–net:
Class A	(2,350,627)	13,026,620
Class B	(3,699,880)	(7,358,957)
Class C	3,395,172	(4,625,749)
Class Y	(854,883)	10,925,562
Investor Class	(1,958,213)	(6,784,691)
Net increase (decrease) in net assets resulting from share transactions	(5,468,431)	5,182,785
Net increase (decrease) in net assets	47,928,303	(214,499,898)

Net assets:
Beginning of period	491,013,949	705,513,847
End of period (includes undistributed net investment income (loss) of $(33,531,227) and $(32,726,716), respectively)	$538,942,252	$491,013,949

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Gold & Precious Metals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds

9                         Invesco Gold & Precious Metals Fund

offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Gold & Precious Metals Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

11                         Invesco Gold & Precious Metals Fund

L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $4,759.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

12                         Invesco Gold & Precious Metals Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $33,134 in front-end sales commissions from the sale of Class A shares and $791, $26,454 and $4,060 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$5,725,908	$18,573,940	$—	$24,299,848
Brazil	28,340,503	—	—	28,340,503
Canada	338,982,580	—	—	338,982,580
Mali	31,922,517	—	—	31,922,517
Peru	3,072,821	—	—	3,072,821
South Africa	9,409,271	—	—	9,409,271
United States	119,040,225	—	—	119,040,225
	$536,493,825	$18,573,940	$—	$555,067,765

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,436.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Gold & Precious Metals Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $22,243,502 and $26,339,007, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$109,872,877
Aggregate unrealized (depreciation) of investment securities	(48,321,448)
Net unrealized appreciation of investment securities	$61,551,429

Cost of investments for tax purposes is $493,516,336.

14                         Invesco Gold & Precious Metals Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	5,244,319	$40,849,038	9,546,933	$92,252,175
Class B	68,076	523,974	453,870	4,359,950
Class C	1,080,221	8,970,642	1,936,727	19,496,451
Class Y	703,575	5,439,716	2,110,953	19,772,806
Investor Class	2,311,979	18,261,518	4,728,938	45,765,064

Issued as reinvestment of dividends:
Class A	—	—	1,832,528	16,657,676
Class B	—	—	307,401	2,717,425
Class C	—	—	435,672	4,112,743
Class Y	—	—	108,603	998,065
Investor Class	—	—	1,739,843	15,919,565

Automatic conversion of Class B shares to Class A shares:
Class A	142,662	1,091,649	402,943	3,756,197
Class B	(147,446)	(1,091,649)	(414,486)	(3,756,197)

Reacquired:(b)
Class A	(5,764,052)	(44,291,314)	(10,704,485)	(99,639,428)
Class B	(416,241)	(3,132,205)	(1,141,870)	(10,680,135)
Class C	(704,010)	(5,575,470)	(2,933,478)	(28,234,943)
Class Y	(848,534)	(6,294,599)	(1,028,265)	(9,845,309)
Investor Class	(2,646,296)	(20,219,731)	(7,115,143)	(68,469,320)
Net increase (decrease) in share activity	(975,747)	$(5,468,431)	266,684	$5,182,785

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $0 and $109,111 allocated among the classes based on relative net assets of each class for the six months ended October 31, 2012 and the year ended April 30, 2012, respectively.

15                         Invesco Gold & Precious Metals Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(a)	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/12	$7.78	$(0.01	)(d)	$0.90	$0.89	$—	$—	$—	$8.67	11.44%	$218,308	1.32	%(e)	1.32	%(e)	(0.22	)%(e)	5%
Year ended 04/30/12	11.22	(0.04	)(d)	(2.69)	(2.73)	(0.23)	(0.48)	(0.71)	7.78	(25.24)	198,717	1.27		1.27		(0.39)		14
Year ended 04/30/11	8.64	(0.06	)(d)	2.97	2.91	(0.33)	—	(0.33)	11.22	33.86	274,558	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.84	(0.01	)(d)	0.81	0.80	—	—	—	8.64	10.20	179,158	1.29	(f)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.91	(0.06	)(d)	2.13	2.07	(0.14)	—	(0.14)	7.84	34.88	157,681	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.77	(0.01	)(d)	(1.82)	(1.83)	(0.03)	—	(0.03)	5.91	(23.51)	97,402	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.11	(0.02)		1.73	1.71	(0.05)	—	(0.05)	7.77	28.00	122,756	1.35		1.36		(0.48)		43
Class B
Six months ended 10/31/12	7.54	(0.04	)(d)	0.87	0.83	—	—	—	8.37	11.01	31,638	2.07	(e)	2.07	(e)	(0.97	)(e)	5
Year ended 04/30/12	10.95	(0.11	)(d)	(2.61)	(2.72)	(0.21)	(0.48)	(0.69)	7.54	(25.82)	32,217	2.02		2.02		(1.14)		14
Year ended 04/30/11	8.46	(0.13	)(d)	2.89	2.76	(0.27)	—	(0.27)	10.95	32.73	55,497	1.98		1.98		(1.40)		30
One month ended 04/30/10	7.68	(0.01	)(d)	0.79	0.78	—	—	—	8.46	10.16	45,239	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	5.77	(0.11	)(d)	2.08	1.97	(0.06)	—	(0.06)	7.68	34.07	41,467	2.06		2.07		(1.54)		3
Year ended 03/31/09	7.64	(0.06	)(d)	(1.80)	(1.86)	(0.01)	—	(0.01)	5.77	(24.22)	31,584	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.01	(0.07)		1.71	1.64	(0.01)	—	(0.01)	7.64	27.23	43,462	2.10		2.11		(1.23)		43
Class C
Six months ended 10/31/12	8.05	(0.04	)(d)	0.93	0.89	—	—	—	8.94	11.06	60,035	2.07	(e)	2.07	(e)	(0.97	)(e)	5
Year ended 04/30/12	11.63	(0.11	)(d)	(2.78)	(2.89)	(0.21)	(0.48)	(0.69)	8.05	(25.77)	51,017	2.02		2.02		(1.14)		14
Year ended 04/30/11	8.97	(0.14	)(d)	3.07	2.93	(0.27)	—	(0.27)	11.63	32.77	80,280	1.98		1.98		(1.40)		30
One month ended 04/30/10	8.15	(0.01	)(d)	0.83	0.82	—	—	—	8.97	10.06	53,588	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	6.12	(0.12	)(d)	2.21	2.09	(0.06)	—	(0.06)	8.15	34.08	51,104	2.06		2.07		(1.54)		3
Year ended 03/31/09	8.11	(0.06	)(d)	(1.92)	(1.98)	(0.01)	—	(0.01)	6.12	(24.30)	35,563	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.39	(0.07)		1.80	1.73	(0.01)	—	(0.01)	8.11	27.02	40,939	2.10		2.11		(1.23)		43
Class Y
Six months ended 10/31/12	7.86	0.00	(d)	0.92	0.92	—	—	—	8.78	11.70	21,204	1.07	(e)	1.07	(e)	0.03	(e)	5
Year ended 04/30/12	11.32	(0.01	)(d)	(2.73)	(2.74)	(0.24)	(0.48)	(0.72)	7.86	(25.14)	20,131	1.02		1.02		(0.14)		14
Year ended 04/30/11	8.71	(0.04	)(d)	3.00	2.96	(0.35)	—	(0.35)	11.32	34.19	15,493	0.98		0.98		(0.40)		30
One month ended 04/30/10	7.91	0.00	(d)	0.80	0.80	—	—	—	8.71	10.11	5,690	1.04	(f)	1.05	(f)	(0.52	)(f)	2
Year ended 03/31/10	5.95	(0.04	)(d)	2.15	2.11	(0.15)	—	(0.15)	7.91	35.46	4,973	1.06		1.07		(0.54)		3
Year ended 03/31/09(g)	5.09	(0.00	)(d)	0.89	0.89	(0.03)	—	(0.03)	5.95	17.56	1,365	1.44	(f)	1.45	(f)	(0.16	)(f)	39
Investor Class
Six months ended 10/31/12	7.83	(0.01	)(d)	0.91	0.90	—	—	—	8.73	11.49	207,758	1.32	(e)	1.32	(e)	(0.22	)(e)	5
Year ended 04/30/12	11.28	(0.04	)(d)	(2.70)	(2.74)	(0.23)	(0.48)	(0.71)	7.83	(25.20)	188,933	1.27		1.27		(0.39)		14
Year ended 04/30/11	8.69	(0.06	)(d)	2.98	2.92	(0.33)	—	(0.33)	11.28	33.78	279,686	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.89	(0.01	)(d)	0.81	0.80	—	—	—	8.69	10.14	205,022	1.29	(f)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.94	(0.06	)(d)	2.15	2.09	(0.14)	—	(0.14)	7.89	35.04	187,995	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.82	(0.01	)(d)	(1.84)	(1.85)	(0.03)	—	(0.03)	5.94	(23.61)	136,151	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.15	(0.03)		1.75	1.72	(0.05)	—	(0.05)	7.82	27.98	181,711	1.35		1.36		(0.48)		43

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $196,061, $30,009, $51,049, $17,765 and $184,404 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

16                         Invesco Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[2]
A	$1,000.00	$1,114.40	$7.05	$1,018.53	$6.73	1.32%
B	1,000.00	1,110.10	11.03	1,014.75	10.53	2.07
C	1,000.00	1,110.60	11.03	1,014.75	10.53	2.07
Y	1,000.00	1,117.00	5.73	1,019.79	5.46	1.07
Investor	1,000.00	1,114.90	7.05	1,018.53	6.73	1.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Gold & Precious Metals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Gold & Precious Metals Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

18                         Invesco Gold & Precious Metals Fund

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Precious Metals Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of the performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund’s.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco Gold & Precious Metals Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-GPM-SAR-1	Invesco Distributors, Inc.

Invesco Leisure Fund

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: ILSAX ■ B: ILSBX ■ C: IVLCX ■ R: ILSRX ■ Y: ILSYX ■ Investor: FLISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	0.48%
Class B Shares*	0.08
Class C Shares*	0.08
Class R Shares*	0.36
Class Y Shares*	0.58
Investor Class Shares*	0.46
S&P 500 Index▼ (Broad Market Index)	2.16
S&P 500 Consumer Discretionary Index▼ (Style-Specific Index)	1.69
Lipper Consumer Services Funds Classification Average■ (Peer Group)	0.72

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

*Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The S&P 500 Consumer Discretionary Index is an unmanaged index considered representative of the consumer discretionary market.

The Lipper Consumer Services Funds Classification Average represents an average of all of the funds in the Lipper Consumer Services Funds category.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Leisure Fund

Average Annual Total Returns

As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.84%
10 Years	6.44
5 Years	-1.74
1 Year	10.76

Class B Shares
Inception (3/28/02)	3.83%
10 Years	6.42
5 Years	-1.68
1 Year	11.32

Class C Shares
Inception (2/14/00)	3.13%
10 Years	6.22
5 Years	-1.37
1 Year	15.30

Class R Shares
Inception (10/25/05)	4.55%
5 Years	-0.87
1 Year	16.92

Class Y Shares
10 Years	7.16%
5 Years	-0.42
1 Year	17.48

Investor Class Shares
Inception (1/19/84)	13.14%
10 Years	7.04
5 Years	-0.63
1 Year	17.17

Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

Average Annual Total Returns

As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.97%
10 Years	6.79
5 Years	-1.19
1 Year	25.24

Class B Shares
Inception (3/28/02)	3.95%
10 Years	6.77
5 Years	-1.12
1 Year	26.55

Class C Shares
Inception (2/14/00)	3.24%
10 Years	6.57
5 Years	-0.81
1 Year	30.54

Class R Shares
Inception (10/25/05)	4.74%
5 Years	-0.31
1 Year	32.17

Class Y Shares
10 Years	7.51%
5 Years	0.14
1 Year	32.84

Investor Class Shares
Inception (1/19/84)	13.22%
10 Years	7.40
5 Years	-0.06
1 Year	32.52

Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09% and 1.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Leisure Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Leisure Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.08%
Advertising–4.76%
Interpublic Group of Cos., Inc. (The)	1,259,858	$12,724,566
National CineMedia, Inc.	274,253	4,239,951
		16,964,517

Apparel Retail–4.72%
bebe stores, inc.	689,470	2,792,354
Express, Inc.(b)	214,936	2,392,238
Foot Locker, Inc.	79,549	2,664,892
Gap, Inc. (The)	160,299	5,725,880
Tilly’s Inc.–Class A(b)	82,723	1,335,149
TJX Cos., Inc. (The)	45,726	1,903,573
		16,814,086

Apparel, Accessories & Luxury Goods–6.75%
Michael Kors Holdings Ltd.(b)	87,221	4,770,117
Prada S.p.A. (Italy)(c)	550,843	4,479,503
Prada S.p.A. (Italy)	263,300	2,141,178
Under Armour, Inc.–Class A(b)(d)	103,475	5,407,604
Warnaco Group, Inc. (The)(b)	102,787	7,254,706
		24,053,108

Automobile Manufacturers–2.68%
Ford Motor Co.	533,858	5,957,855
Tesla Motors, Inc.(b)	128,239	3,607,363
		9,565,218

Automotive Retail–1.11%
Group 1 Automotive, Inc.	63,867	3,960,393

Broadcasting–4.89%
CBS Corp.–Class B	296,193	9,596,653
Scripps Networks Interactive–Class A	128,823	7,822,133
		17,418,786

Building Products–2.13%
Trex Co., Inc.(b)	217,075	7,584,601

Cable & Satellite–12.82%
Comcast Corp.–Class A	337,247	12,650,135
DIRECTV(b)	243,035	12,421,519
DISH Network Corp.–Class A	423,331	15,083,284
Sirius XM Radio Inc.(b)	1,969,539	5,514,709
		45,669,647

Casinos & Gaming–3.84%
Las Vegas Sands Corp.	120,807	5,610,277
Penn National Gaming, Inc.(b)	199,497	8,065,664
		13,675,941

Computer Hardware–0.98%
Apple Inc.	5,840	3,475,384

	Shares	Value
Department Stores–4.07%
Macy’s, Inc.	257,377	$9,798,342
Nordstrom, Inc.	82,892	4,705,779
		14,504,121

Distributors–1.99%
Pool Corp.	167,903	7,072,074

General Merchandise Stores–1.10%
Dollar General Corp.(b)	80,514	3,914,591

Home Entertainment Software–0.49%
Electronic Arts Inc.(b)	140,529	1,735,533

Home Furnishings–1.51%
La-Z-Boy Inc.(b)	331,751	5,381,001

Home Improvement Retail–5.02%
Home Depot, Inc. (The)	256,797	15,762,200
Lowe’s Cos., Inc.	65,214	2,111,629
		17,873,829

Homebuilding–4.87%
D.R. Horton, Inc.	314,132	6,584,206
PulteGroup Inc.(b)	621,467	10,776,238
		17,360,444

Homefurnishing Retail–1.65%
Mattress Firm Holding Corp.(b)(d)	183,863	5,885,455

Hotels, Resorts & Cruise Lines–2.59%
Marriott International Inc.	48,138	1,756,074
Royal Caribbean Cruises Ltd.	171,359	5,769,658
Wyndham Worldwide Corp.	33,638	1,695,355
		9,221,087

Housewares & Specialties–0.90%
Jarden Corp.	64,184	3,196,363

Internet Retail–3.58%
Amazon.com, Inc.(b)	39,267	9,142,143
Priceline.com Inc.(b)	6,277	3,601,554
		12,743,697

Internet Software & Services–4.34%
Baidu, Inc.–ADR (China)(b)	26,502	2,825,643
eBay Inc.(b)	56,026	2,705,495
Facebook Inc.–Class A(b)	47,824	1,009,804
Facebook Inc.–Class B (Acquired 04/04/12–04/05/12; Cost $2,737,697)(b)(c)	82,318	1,564,701
Google Inc.–Class A(b)	7,358	5,003,440
Millennial Media Inc.(b)(d)	85,111	1,364,329
Yandex NV–Class A (Russia)(b)	41,988	977,481
		15,450,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Leisure Fund

	Shares	Value
Motorcycle Manufacturers–1.30%
Harley-Davidson, Inc.	99,359	$4,646,027

Movies & Entertainment–12.11%
News Corp.–Class A	336,762	8,055,347
Time Warner Inc.	209,092	9,085,047
Viacom Inc.–Class A	113,087	5,865,823
Viacom Inc.–Class B	73,232	3,754,605
Walt Disney Co. (The)	333,764	16,377,799
		43,138,621

Packaged Foods & Meats–0.24%
Annie’s, Inc.(b)	21,667	855,847

Real Estate Services–0.43%
Realogy Holdings Corp.(b)	42,629	1,515,035

Restaurants–3.58%
Chipotle Mexican Grill, Inc.(b)	7,527	1,915,847
Domino’s Pizza, Inc.	142,859	5,802,933
Starbucks Corp.	31,785	1,458,931
Yum! Brands, Inc.	51,219	3,590,964
		12,768,675

Systems Software–0.63%
Rovi Corp.(b)	165,946	2,245,249
Total Common Stocks & Other Equity Interests (Cost $261,019,180)		338,690,223

	Shares	Value
Money Market Funds–5.12%
Liquid Assets Portfolio–Institutional Class(e)	9,116,848	$9,116,848
Premier Portfolio–Institutional Class(e)	9,116,847	9,116,847
Total Money Market Funds (Cost $18,233,695)		18,233,695
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.20% (Cost $279,252,875)		356,923,918

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.58%
Liquid Assets Portfolio–Institutional Class (Cost $5,621,216)(e)(f)	5,621,216	5,621,216
TOTAL INVESTMENTS–101.78% (Cost $284,874,091)		362,545,134
OTHER ASSETS LESS LIABILITIES–(1.78)%		(6,326,792)
NET ASSETS–100.00%		$356,218,342

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of these securities at October 31, 2012 was $6,044,204 which represented 1.70% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at October 31, 2012.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2012

Consumer Discretionary	85.9%
Financials	0.4
Information Technology	6.4
Industrials	2.1
Consumer Staples	0.3
Money Market Funds Plus Other Assets Less Liabilities	4.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Leisure Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $261,019,180)*	$338,690,223
Investments in affiliated money market funds, at value and cost	23,854,911
Total investments, at value (Cost $284,874,091)	362,545,134
Receivable for:
Fund shares sold	233,730
Dividends	55,189
Investment for trustee deferred compensation and retirement plans	35,451
Other assets	38,684
Total assets	362,908,188

Liabilities:
Payable for:
Fund shares reacquired	630,641
Collateral upon return of securities loaned	5,621,216
Accrued fees to affiliates	249,815
Accrued other operating expenses	76,813
Trustee deferred compensation and retirement plans	111,361
Total liabilities	6,689,846
Net assets applicable to shares outstanding	$356,218,342

Net assets consist of:
Shares of beneficial interest	$237,611,541
Undistributed net investment income (loss)	(715,703)
Undistributed net realized gain	41,651,897
Unrealized appreciation	77,670,607
$356,218,342

Net Assets:
Class A	$56,205,686
Class B	$3,712,861
Class C	$11,932,787
Class R	$1,384,600
Class Y	$7,069,590
Investor Class	$275,912,818

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,424,451
Class B	99,594
Class C	331,809
Class R	35,406
Class Y	178,348
Investor Class	7,009,510
Class A:
Net asset value per share	$39.46
Maximum offering price per share
(Net asset value of $39.46 ÷ 94.50%)	$41.76
Class B:
Net asset value and offering price per share	$37.28
Class C:
Net asset value and offering price per share	$35.96
Class R:
Net asset value and offering price per share	$39.11
Class Y:
Net asset value and offering price per share	$39.64
Investor Class:
Net asset value and offering price per share	$39.36

*	At October 31, 2012, securities with an aggregate value of $5,504,815 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Leisure Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $11,162)	$1,721,430
Dividends from affiliated money market funds (includes securities lending income of $461,453)	464,440
Total investment income	2,185,870

Expenses:
Advisory fees	1,354,153
Administrative services fees	58,454
Custodian fees	10,861
Distribution fees:
Class A	70,826
Class B	20,147
Class C	57,546
Class R	3,176
Investor Class	351,235
Transfer agent fees	403,240
Trustees’ and officers’ fees and benefits	18,180
Other	93,487
Total expenses	2,441,305
Less: Fees waived and expense offset arrangement(s)	(4,170)
Net expenses	2,437,135
Net investment income (loss)	(251,265)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	26,599,963
Foreign currencies	(6,954)
26,593,009
Change in net unrealized appreciation (depreciation) of:
Investment securities	(26,613,862)
Foreign currencies	(1,122)
(26,614,984)
Net realized and unrealized gain (loss)	(21,975)
Net increase (decrease) in net assets resulting from operations	$(273,240)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Leisure Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income (loss)	$(251,265)	$(840,932)
Net realized gain	26,593,009	36,516,622
Change in net unrealized appreciation (depreciation)	(26,614,984)	(1,989,268)
Net increase (decrease) in net assets resulting from operations	(273,240)	33,686,422

Distributions to shareholders from net realized gains:
Class A	—	(1,560,232)
Class B	—	(150,734)
Class C	—	(352,457)
Class R	—	(34,584)
Class Y	—	(132,471)
Investor Class	—	(8,145,664)
Total distributions from net realized gains	—	(10,376,142)

Share transactions-net:
Class A	(13,958,352)	7,880,094
Class B	(698,814)	(2,504,149)
Class C	(1,008,090)	(358,626)
Class R	47,252	(171,375)
Class Y	271,783	4,062,149
Investor Class	(27,964,587)	(14,752,771)
Net increase (decrease) in net assets resulting from share transactions	(43,310,808)	(5,844,678)
Net increase (decrease) in net assets	(43,584,048)	17,465,602

Net assets:
Beginning of period	399,802,390	382,336,788
End of period (includes undistributed net investment income (loss) of $(715,703) and $(464,438), respectively)	$356,218,342	$399,802,390

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Leisure Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Leisure Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco Leisure Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

11                         Invesco Leisure Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $3,168.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $4,607 in front-end sales commissions from the sale of Class A shares and $0, $2,114 and $132 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2012, the Fund incurred $215 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Leisure Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$354,359,752	$8,185,382	$—	$362,545,134

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,002.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2012.

13                         Invesco Leisure Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $95,182,333 and $148,653,444, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$92,621,603
Aggregate unrealized (depreciation) of investment securities	(14,992,735)
Net unrealized appreciation of investment securities	$77,628,868

Cost of investments for tax purposes is $284,916,266.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	284,685	$10,933,405	923,066	$33,574,158
Class B	5,150	187,882	11,034	372,878
Class C	56,241	1,987,041	86,649	2,983,000
Class R	8,544	330,463	9,758	341,341
Class Y	84,999	3,182,324	148,694	5,494,531
Investor Class	265,457	10,132,921	814,930	29,621,422

Issued as reinvestment of dividends:
Class A	—	—	45,595	1,490,512
Class B	—	—	4,351	135,264
Class C	—	—	11,120	333,607
Class R	—	—	1,065	34,584
Class Y	—	—	3,827	125,395
Investor Class	—	—	241,791	7,884,795

Automatic conversion of Class B shares to Class A shares:
Class A	12,794	484,675	41,392	1,451,584
Class B	(13,518)	(484,675)	(43,427)	(1,451,584)

Reacquired:
Class A	(668,373)	(25,376,432)	(816,919)	(28,636,160)
Class B	(11,147)	(402,021)	(46,770)	(1,560,707)
Class C	(87,971)	(2,995,131)	(113,079)	(3,675,233)
Class R	(7,496)	(283,211)	(14,812)	(547,300)
Class Y	(72,325)	(2,910,541)	(45,135)	(1,557,777)
Investor Class	(1,011,898)	(38,097,508)	(1,481,446)	(52,258,988)
Net increase (decrease) in share activity	(1,154,858)	$(43,310,808)	(218,316)	$(5,844,678)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Leisure Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/12	$39.28	$(0.02)	$0.20 (d)	$0.18	$—	$—	$—	$39.46	0.46	%(d)	$56,206	1.32	%(e)	1.32	%(e)	(0.11	)%(e)	27%
Year ended 04/30/12	36.78	(0.07)	3.66	3.59	—	(1.09)	(1.09)	39.28	10.35		70,518	1.34		1.34		(0.21)		78
Year ended 04/30/11	32.56	(0.01)	4.27	4.26	(0.04)	—	(0.04)	36.78	13.10		58,922	1.33		1.33		(0.03)		53
One month ended 04/30/10	31.19	0.02	1.35	1.37	—	—	—	32.56	4.39		66,194	1.34	(f)	1.34	(f)	0.83	(f)	6
Year ended 03/31/10	20.32	0.04	11.27	11.31	(0.44)	—	(0.44)	31.19	55.88		58,698	1.39		1.39		0.16		55
Year ended 03/31/09	39.82	0.36	(17.29)	(16.93)	—	(2.57)	(2.57)	20.32	(42.67)		46,322	1.36		1.36		1.16		17
Year ended 03/31/08	49.19	0.23	(5.72)	(5.49)	(0.37)	(3.51)	(3.88)	39.82	(11.89)		135,813	1.18		1.18		0.48		14
Class B
Six months ended 10/31/12	37.25	(0.16)	0.19 (d)	0.03	—	—	—	37.28	0.08	(d)	3,713	2.07	(e)	2.07	(e)	(0.86	)(e)	27
Year ended 04/30/12	35.20	(0.32)	3.46	3.14	—	(1.09)	(1.09)	37.25	9.52		4,437	2.09		2.09		(0.96)		78
Year ended 04/30/11	31.36	(0.24)	4.08	3.84	—	—	—	35.20	12.25		6,826	2.08		2.08		(0.78)		53
One month ended 04/30/10	30.06	0.00	1.30	1.30	—	—	—	31.36	4.33		9,534	2.09	(f)	2.09	(f)	0.08	(f)	6
Year ended 03/31/10	19.51	(0.15)	10.80	10.65	(0.10)	—	(0.10)	30.06	54.66		9,399	2.14		2.14		(0.59)		55
Year ended 03/31/09	38.68	0.13	(16.73)	(16.60)	—	(2.57)	(2.57)	19.51	(43.08)		9,454	2.11		2.11		0.41		17
Year ended 03/31/08	47.95	(0.13)	(5.55)	(5.68)	(0.08)	(3.51)	(3.59)	38.68	(12.54)		27,495	1.93		1.93		(0.27)		14
Class C
Six months ended 10/31/12	35.94	(0.15)	0.17 (d)	0.02	—	—	—	35.96	0.06	(d)	11,933	2.07	(e)	2.07	(e)	(0.86	)(e)	27
Year ended 04/30/12	34.00	(0.31)	3.34	3.03	—	(1.09)	(1.09)	35.94	9.53		13,065	2.09		2.09		(0.96)		78
Year ended 04/30/11	30.29	(0.24)	3.95	3.71	—	—	—	34.00	12.25		12,881	2.08		2.08		(0.78)		53
One month ended 04/30/10	29.03	0.00	1.26	1.26	—	—	—	30.29	4.34		14,536	2.09	(f)	2.09	(f)	0.08	(f)	6
Year ended 03/31/10	18.84	(0.14)	10.43	10.29	(0.10)	—	(0.10)	29.03	54.69		13,955	2.14		2.14		(0.59)		55
Year ended 03/31/09	37.51	0.12	(16.22)	(16.10)	—	(2.57)	(2.57)	18.84	(43.09)		11,232	2.11		2.11		0.41		17
Year ended 03/31/08	46.62	(0.12)	(5.40)	(5.52)	(0.08)	(3.51)	(3.59)	37.51	(12.56)		33,073	1.93		1.93		(0.27)		14
Class R
Six months ended 10/31/12	38.98	(0.07)	0.20 (d)	0.13	—	—	—	39.11	0.33	(d)	1,385	1.57	(e)	1.57	(e)	(0.36	)(e)	27
Year ended 04/30/12	36.59	(0.16)	3.64	3.48	—	(1.09)	(1.09)	38.98	10.10		1,339	1.59		1.59		(0.46)		78
Year ended 04/30/11	32.44	(0.09)	4.24	4.15	—	—	—	36.59	12.79		1,403	1.58		1.58		(0.28)		53
One month ended 04/30/10	31.08	0.02	1.34	1.36	—	—	—	32.44	4.38		1,208	1.59	(f)	1.59	(f)	0.58	(f)	6
Year ended 03/31/10	20.22	(0.02)	11.21	11.19	(0.33)	—	(0.33)	31.08	55.50		1,154	1.64		1.64		(0.09)		55
Year ended 03/31/09	39.75	0.27	(17.23)	(16.96)	—	(2.57)	(2.57)	20.22	(42.82)		599	1.61		1.61		0.91		17
Year ended 03/31/08	49.14	0.10	(5.71)	(5.61)	(0.27)	(3.51)	(3.78)	39.75	(12.12)		903	1.43		1.43		0.23		14
Class Y
Six months ended 10/31/12	39.41	0.03	0.20 (d)	0.23	—	—	—	39.64	0.58	(d)	7,070	1.07	(e)	1.07	(e)	0.14	(e)	27
Year ended 04/30/12	36.80	0.01	3.69	3.70	—	(1.09)	(1.09)	39.41	10.64		6,529	1.09		1.09		0.04		78
Year ended 04/30/11	32.57	0.07	4.28	4.35	(0.12)	—	(0.12)	36.80	13.37		2,145	1.08		1.08		0.22		53
One month ended 04/30/10	31.19	0.03	1.35	1.38	—	—	—	32.57	4.43		3,120	1.09	(f)	1.09	(f)	1.08	(f)	6
Year ended 03/31/10	20.31	0.11	11.25	11.36	(0.48)	—	(0.48)	31.19	56.19		2,482	1.14		1.14		0.41		55
Year ended 03/31/09(g)	30.39	0.14	(7.65)	(7.51)	—	(2.57)	(2.57)	20.31	(24.90)		576	1.27	(f)	1.28	(f)	1.25	(f)	17
Investor Class
Six months ended 10/31/12	39.18	(0.02)	0.20 (d)	0.18	—	—	—	39.36	0.46	(d)	275,913	1.32	(e)	1.32	(e)	(0.11	)(e)	27
Year ended 04/30/12	36.69	(0.07)	3.65	3.58	—	(1.09)	(1.09)	39.18	10.34		303,914	1.34		1.34		(0.21)		78
Year ended 04/30/11	32.49	(0.01)	4.25	4.24	(0.04)	—	(0.04)	36.69	13.07		300,160	1.33		1.33		(0.03)		53
One month ended 04/30/10	31.11	0.02	1.36	1.38	—	—	—	32.49	4.44		310,119	1.34	(f)	1.34	(f)	0.83	(f)	6
Year ended 03/31/10	20.28	0.04	11.23	11.27	(0.44)	—	(0.44)	31.11	55.79		297,887	1.39		1.39		0.16		55
Year ended 03/31/09	39.74	0.35	(17.24)	(16.89)	—	(2.57)	(2.57)	20.28	(42.65)		217,365	1.36		1.36		1.16		17
Year ended 03/31/08	49.10	0.23	(5.71)	(5.48)	(0.37)	(3.51)	(3.88)	39.74	(11.89)		482,760	1.18		1.18		0.48		14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.11), $(0.12), $(0.14), $(0.11), $(0.11) and $(0.11) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively and total returns would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,199, $3,997, $11,415, $1,260, $7,851 and $278,698 for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

NOTE 11—Subsequent Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco American Franchise Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

15                         Invesco Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[2]
A	$1,000.00	$1,004.80	$6.67	$1,018.55	$6.72	1.32%
B	1,000.00	1,000.80	10.44	1,014.77	10.51	2.07
C	1,000.00	1,000.80	10.44	1,014.77	10.51	2.07
R	1,000.00	1,003.60	7.93	1,017.29	7.98	1.57
Y	1,000.00	1,005.80	5.41	1,019.81	5.45	1.07
Investor	1,000.00	1,004.60	6.67	1,018.55	6.72	1.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Leisure Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Leisure Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

17                         Invesco Leisure Fund

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Consumer Services Funds Index for the past one and three year periods. The Board noted that performance of Investor Class shares of the Funds was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one and three year periods, and that Index performance data was not available beyond the four year period. Invesco Advisers advised the Board it is evaluating the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was at the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund’s.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Leisure Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-LEI-SAR-1	Invesco Distributors, Inc.

Invesco Technology Fund

Semiannual Report to Shareholders  ■  October 31, 2012

Nasdaq:

A: ITYAX  ■  B: ITYBX  ■  C: ITHCX  ■  Y: ITYYX  ■  Investor: FTCHX  ■  R5: FTPIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.88%
Class B Shares	-11.21
Class C Shares	-11.19
Class Y Shares	-10.75
Investor Class Shares	-10.82
Class R5 Shares*	-10.56
S&P 500 Index▼ (Broad Market Index)	2.16
BofA Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	-9.89
Lipper Science & Technology Funds Index■ (Peer Group Index)	-6.51

Source(s): ▼Invesco, S&P-Dow Jones  via FactSet Research Systems Inc.; ■Lipper Inc.

*Effective	September 24, 2012, Institutional Class shares were renamed Class R5 shares.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The BofA Merrill Lynch 100 Technology Index (price only) is an unmanaged, price-only, equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Technology Fund

Average Annual Total Returns

As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	0.31%
10 Years	6.12
5 Years	-1.86
1 Year	-5.78

Class B Shares
Inception (3/28/02)	0.27%
10 Years	6.08
5 Years	-1.87
1 Year	-6.01

Class C Shares
Inception (2/14/00)	-8.42%
10 Years	5.93
5 Years	-1.48
1 Year	-2.01

Class Y Shares
10 Years	6.76%
5 Years	-0.55
1 Year	-0.03

Investor Class Shares
Inception (1/19/84)	9.29%
10 Years	6.68
5 Years	-0.70
1 Year	-0.24

Class R5 Shares
Inception (12/21/98)	1.25%
10 Years	7.46
5 Years	-0.05
1 Year	0.39

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that

Average Annual Total Returns

As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	0.93%
10 Years	8.37
5 Years	0.28
1 Year	13.18

Class B Shares
Inception (3/28/02)	0.89%
10 Years	8.32
5 Years	0.29
1 Year	13.85

Class C Shares
Inception (2/14/00)	-8.00%
10 Years	8.17
5 Years	0.67
1 Year	17.85

Class Y Shares
10 Years	9.01%
5 Years	1.61
1 Year	20.03

Investor Class Shares
Inception (1/19/84)	9.56%
10 Years	8.93
5 Years	1.47
1 Year	19.83

Class R5 Shares
Inception (12/21/98)	1.73%
10 Years	9.73
5 Years	2.12
1 Year	20.55

you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares was 1.56%, 2.31%, 2.31%, 1.31%, 1.53% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The

CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or expenses in the past, performance would have been lower.

3                          Invesco Technology Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Technology Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.79%
Application Software–10.36%
Aspen Technology, Inc.(b)	265,302	$6,574,184
Autodesk, Inc.(b)	226,081	7,198,419
Cadence Design Systems, Inc.(b)	642,493	8,133,961
Citrix Systems, Inc.(b)	142,929	8,834,442
Informatica Corp.(b)	69,252	1,879,499
MicroStrategy Inc. –Class A(b)	56,515	5,338,972
Nuance Communications, Inc.(b)	165,112	3,675,393
Salesforce.com, Inc.(b)	116,161	16,957,183
SS&C Techonologies Holdings, Inc.(b)	233,031	5,599,735
TIBCO Software Inc.(b)	126,553	3,190,401
		67,382,189

Communications Equipment–9.35%
Brocade Communications Systems, Inc.(b)	795,547	4,216,399
Ciena Corp.(b)	205,578	2,551,223
Cisco Systems, Inc.	547,406	9,382,539
F5 Networks, Inc.(b)	76,590	6,317,143
JDS Uniphase Corp.(b)	752,052	7,287,384
QUALCOMM, Inc.	530,175	31,055,001
		60,809,689

Computer Hardware–10.98%
Apple Inc.	120,046	71,439,375

Computer Storage & Peripherals–4.43%
EMC Corp.(b)	1,181,554	28,853,549

Data Processing & Outsourced Services–7.78%
Alliance Data Systems Corp.(b)	83,865	11,996,888
Genpact Ltd.	445,389	7,843,300
MasterCard, Inc.–Class A	30,828	14,209,550
Visa Inc.–Class A	119,252	16,547,408
		50,597,146

Electronic Manufacturing Services–3.05%
Jabil Circuit, Inc.	440,656	7,640,975
Molex Inc.	221,146	5,743,162
Sanmina-SCI Corp.(b)	728,917	6,480,072
		19,864,209

Internet Retail–2.21%
Amazon.com, Inc.(b)	35,384	8,238,103
Priceline.com Inc.(b)	10,710	6,145,077
		14,383,180

Internet Software & Services–11.42%
Akamai Technologies, Inc.(b)	54,036	2,052,828
Ancestry.com, Inc.(b)	167,771	5,301,564
eBay Inc.(b)	136,453	6,589,315

	Shares	Value
Internet Software & Services–(continued)
Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $7,402,904)(b)(c)	222,593	$4,231,048
Google Inc.–Class A(b)	38,642	26,276,560
LogMeIn, Inc.(b)	270,345	6,672,114
ValueClick, Inc.(b)	429,128	7,153,564
VeriSign, Inc.(b)	226,779	8,406,697
Web.com Group Inc.(b)	484,576	7,646,609
		74,330,299

IT Consulting & Other Services–7.03%
Accenture PLC–Class A	192,640	12,985,862
Cognizant Technology Solutions Corp.–Class A(b)	300,497	20,028,125
International Business Machines Corp.	65,487	12,739,186
		45,753,173

Life Sciences Tools & Services–1.19%
Agilent Technologies, Inc.	214,709	7,727,377

Other Diversified Financial Services–0.43%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $25,801,962)(c)(d)	—	2,828,042

Research & Consulting Services–0.55%
Acacia Research(b)	137,545	3,572,044

Semiconductor Equipment–0.94%
Teradyne, Inc.(b)	420,538	6,148,265

Semiconductors–16.66%
ARM Holdings PLC–ADR (United Kingdom)	53,751	1,738,845
Avago Technologies Ltd.	227,194	7,504,218
Broadcom Corp.–Class A(b)	387,741	12,227,412
Cirrus Logic, Inc.(b)	109,018	4,443,574
Cypress Semiconductor Corp.(b)	464,297	4,601,183
Diodes Inc.(b)	324,062	4,912,780
Fairchild Semiconductor International, Inc.(b)	420,703	4,947,467
Intermolecular Inc.(b)	437,354	3,065,852
Lattice Semiconductor Corp.(b)	1,675,415	6,500,610
MA-COM Technology Solutions Holdings Inc.(b)	193,965	2,422,623
Marvell Technology Group Ltd.	575,911	4,543,938
Maxim Integrated Products, Inc.	171,561	4,722,216
Microsemi Corp.(b)	888,434	17,057,933
ON Semiconductor Corp.(b)	823,161	5,062,440
Semtech Corp.(b)	373,001	9,313,835
Skyworks Solutions, Inc.(b)	274,593	6,425,476
Texas Instruments Inc.	164,754	4,627,940
Volterra Semiconductor Corp.(b)	49,671	902,522
Xilinx, Inc.	103,396	3,387,253
		108,408,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Technology Fund

	Shares	Value
Systems Software–8.41%
Check Point Software Technologies Ltd. (Israel)(b)	148,415	$6,608,920
CommVault Systems, Inc.(b)	81,476	5,089,806
Fortinet Inc.(b)	395,091	7,652,913
Infoblox, Inc.(b)	92,845	1,542,155
Oracle Corp.	604,872	18,781,276
Red Hat, Inc.(b)	139,688	6,868,459
Rovi Corp.(b)	130,225	1,761,944
Symantec Corp.(b)	352,924	6,419,687
		54,725,160
Total Common Stocks & Other Equity Interests (Cost $496,595,977)		616,821,814

	Shares	Value
Money Market Funds–5.17%
Liquid Assets Portfolio–Institutional Class(e)	16,803,180	$16,803,180
Premier Portfolio–Institutional Class(e)	16,803,180	16,803,180
Total Money Market Funds (Cost $33,606,360)		33,606,360
TOTAL INVESTMENTS–99.96% (Cost $530,202,337)		650,428,174
OTHER ASSETS LESS LIABILITIES–0.04%		288,394
NET ASSETS–100.00%		$650,716,568

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2012 was $7,059,090, which represented 1.08% of the Fund’s Net Assets.
(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of October 31, 2012 represented 0.43% of the Fund’s Net Assets. See Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2012

Information Technology	90.4%
Consumer Discretionary	2.2
Health Care	1.2
Industrials	0.6
Financials	0.4
Money Market Funds Plus Other Assets Less Liabilities	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $473,964,111)	$613,993,772
Investments in affiliates, at value (Cost $56,238,226)	36,434,402
Total investments, at value (Cost $530,202,337)	650,428,174
Foreign currencies, at value (Cost $44,810)	46,165
Receivable for:
Investments sold	2,103,782
Fund shares sold	302,852
Dividends	231,823
Fund expenses absorbed	12,668
Investment for trustee deferred compensation and retirement plans	86,015
Other assets	33,566
Total assets	653,245,045

Liabilities:
Payable for:
Investments purchased	651,463
Fund shares reacquired	633,504
Accrued fees to affiliates	886,296
Accrued other operating expenses	139,638
Trustee deferred compensation and retirement plans	217,576
Total liabilities	2,528,477
Net assets applicable to shares outstanding	$650,716,568

Net assets consist of:
Shares of beneficial interest	$478,661,653
Undistributed net investment income	19,695,280
Undistributed net realized gain	32,132,443
Unrealized appreciation	120,227,192
$650,716,568

Net Assets:
Class A	$258,730,548
Class B	$17,428,560
Class C	$24,512,183
Class Y	$4,211,705
Investor Class	$344,911,215
Class R5	$922,357

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,775,331
Class B	567,068
Class C	819,511
Class Y	126,479
Investor Class	10,435,975
Class R5	25,376
Class A:
Net asset value per share	$33.28
Maximum offering price per share
(Net asset value of $33.28 ÷ 94.50%)	$35.22
Class B:
Net asset value and offering price per share	$30.73
Class C:
Net asset value and offering price per share	$29.91
Class Y:
Net asset value and offering price per share	$33.30
Investor Class:
Net asset value and offering price per share	$33.05
Class R5:
Net asset value and offering price per share	$36.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends	$3,357,764
Dividends from affiliates	16,103
Total investment income	3,373,867

Expenses:
Advisory fees	2,473,888
Administrative services fees	98,099
Custodian fees	7,767
Distribution fees:
Class A	351,737
Class B	101,312
Class C	134,485
Investor Class	309,991
Transfer agent fees — A, B, C, Y and Investor	1,750,392
Transfer agent fees — R5	477
Trustees’ and officers’ fees and benefits	28,337
Other	137,481
Total expenses	5,393,966
Less: Fees waived and expense offset arrangement(s)	(21,529)
Net expenses	5,372,437
Net investment income (loss)	(1,998,570)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	12,039,284
Change in net unrealized appreciation (depreciation) of:
Investment securities	(93,869,134)
Foreign currencies	(31)
(93,869,165)
Net realized and unrealized gain (loss)	(81,829,881)
Net increase (decrease) in net assets resulting from operations	$(83,828,451)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income (loss)	$(1,998,570)	$(8,046,157)
Net realized gain	12,039,284	75,803,301
Change in net unrealized appreciation (depreciation)	(93,869,165)	(41,778,112)
Net increase (decrease) in net assets resulting from operations	(83,828,451)	25,979,032

Share transactions-net:
Class A	(20,239,257)	72,515,088
Class B	(3,823,850)	7,280,021
Class C	(3,885,935)	9,356,894
Class Y	(211,075)	1,057,446
Investor Class	(25,293,098)	(34,217,902)
Class R5	(8,730)	338,695
Net increase (decrease) in net assets resulting from share transactions	(53,461,945)	56,330,242
Net increase (decrease) in net assets	(137,290,396)	82,309,274

Net assets:
Beginning of period	788,006,964	705,697,690
End of period (includes undistributed net investment income of $19,695,280 and $21,693,850, respectively)	$650,716,568	$788,006,964

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

9                         Invesco Technology Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

10                         Invesco Technology Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or

11                         Invesco Technology Fund

reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares to 1.76%, 2.51%, 2.51%, 1.51%, 1.76% and 1.51%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $16,296.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $14,233 in front-end sales commissions from the sale of Class A shares and $7, $11,170 and $983 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$643,369,084	$4,231,048	$2,828,042	$650,428,174

12                         Invesco Technology Fund

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended October 31, 2012.

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/12	Dividend Income
BlueStream Ventures L.P.	$2,853,386	$—	$—	$(25,344)	$—	$2,828,042	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,233.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2012.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $148,429,304 and $216,569,931, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$200,453,990
Aggregate unrealized (depreciation) of investment securities	(63,773,519)
Net unrealized appreciation of investment securities	$136,680,471

Cost of investments for tax purposes is $513,747,703.

13                         Invesco Technology Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	303,540	$10,454,055	1,324,238	$45,523,802
Class B	8,427	272,997	50,053	1,576,848
Class C	53,256	1,660,302	211,083	6,760,376
Class Y	17,182	594,753	63,325	2,216,461
Investor Class	218,389	7,478,258	760,954	25,852,726
Class R5	1,994	74,871	13,906	512,695

Issued in connection with acquisitions:(b)
Class A	—	—	2,635,778	93,781,193
Class B	—	—	550,787	18,312,828
Class C	—	—	313,417	10,137,110
Class Y	—	—	612	21,728

Automatic conversion of Class B shares to Class A shares:
Class A	61,892	2,122,715	215,420	7,333,296
Class B	(66,899)	(2,122,715)	(231,514)	(7,333,296)

Reacquired:
Class A	(958,656)	(32,816,027)	(2,198,283)	(74,123,203)
Class B	(62,263)	(1,974,132)	(167,090)	(5,276,359)
Class C	(178,949)	(5,546,237)	(250,719)	(7,540,592)
Class Y	(23,036)	(805,828)	(34,644)	(1,180,743)
Investor Class	(953,692)	(32,771,356)	(1,788,344)	(60,070,628)
Class R5	(2,170)	(83,601)	(4,744)	(174,000)
Net increase (decrease) in share activity	(1,580,985)	$(53,461,945)	1,464,235	$56,330,242

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen Technology Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 3,500,594 shares of the Fund for 21,922,655 shares outstanding of the Target Fund as of the close of business on May 20, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on May 20, 2011. The Target Fund’s net assets at that date of $122,252,859, including $28,512,048 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $694,559,865 and $816,812,724 immediately after the acquisition.
The pro forma results of operations for the year ended April 30, 2012 assuming the reorganization had been completed on May 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(8,066,933)
Net realized/unrealized gains	31,977,912
Change in net assets resulting from operations	$23,910,979

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 23, 2011.

14                         Invesco Technology Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return(b)		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/12	$37.33	$(0.10)		$(3.95)		$(4.05)	$33.28	(10.85)%		$258,731	1.52	%(d)	1.52	%(d)	(0.56	)%(d)	22%
Year ended 04/30/12	35.86	(0.36)		1.83		1.47	37.33	4.10		312,389	1.55		1.56		(1.06)		48
Year ended 04/30/11	28.53	(0.22)		7.55	(e)	7.33	35.86	25.69		229,174	1.55		1.55		(0.73)		42
One month ended 04/30/10	27.91	(0.04)		0.66		0.62	28.53	2.22		191,274	1.66	(f)	1.66	(f)	(1.56	)(f)	4
Year ended 03/31/10	17.77	(0.20)		10.34		10.14	27.91	57.06		187,989	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.58	(0.00	)(g)	(7.81	)(h)	(7.81)	17.77	(30.53	)(h)	122,823	1.55		1.83		(0.02	)(g)	68
Year ended 03/31/08	28.49	(0.23)		(2.68)		(2.91)	25.58	(10.21)		217,236	1.55		1.56		(0.77)		42
Class B
Six months ended 10/31/12	34.61	(0.21)		(3.67)		(3.88)	30.73	(11.21)		17,429	2.27	(d)	2.27	(d)	(1.31	)(d)	22
Year ended 04/30/12	33.47	(0.57)		1.71		1.14	34.61	3.41		23,803	2.30		2.31		(1.81)		48
Year ended 04/30/11	26.83	(0.41)		7.05	(e)	6.64	33.47	24.75		16,253	2.30		2.30		(1.48)		42
One month ended 04/30/10	26.26	(0.05)		0.62		0.57	26.83	2.17		18,853	2.41	(f)	2.41	(f)	(2.31	)(f)	4
Year ended 03/31/10	16.84	(0.35)		9.77		9.42	26.26	55.94		19,173	2.41		2.50		(1.62)		35
Year ended 03/31/09	24.43	(0.16	)(g)	(7.43	)(h)	(7.59)	16.84	(31.07	)(h)	16,952	2.30		2.58		(0.77	)(g)	68
Year ended 03/31/08	27.42	(0.44)		(2.55)		(2.99)	24.43	(10.90)		38,443	2.30		2.31		(1.52)		42
Class C
Six months ended 10/31/12	33.68	(0.21)		(3.56)		(3.77)	29.91	(11.19)		24,512	2.27	(d)	2.27	(d)	(1.31	)(d)	22
Year ended 04/30/12	32.58	(0.55)		1.65		1.10	33.68	3.38		31,836	2.30		2.31		(1.81)		48
Year ended 04/30/11	26.12	(0.41)		6.87	(e)	6.46	32.58	24.73		21,875	2.30		2.30		(1.48)		42
One month ended 04/30/10	25.57	(0.05)		0.60		0.55	26.12	2.15		16,931	2.41	(f)	2.41	(f)	(2.31	)(f)	4
Year ended 03/31/10	16.40	(0.35)		9.52		9.17	25.57	55.92		16,689	2.41		2.50		(1.62)		35
Year ended 03/31/09	23.78	(0.16	)(g)	(7.22	)(h)	(7.38)	16.40	(31.03	)(h)	9,340	2.30		2.58		(0.77	)(g)	68
Year ended 03/31/08	26.69	(0.42)		(2.49)		(2.91)	23.78	(10.90)		16,116	2.30		2.31		(1.52)		42
Class Y
Six months ended 10/31/12	37.31	(0.05)		(3.96)		(4.01)	33.30	(10.75)		4,212	1.27	(d)	1.27	(d)	(0.31	)(d)	22
Year ended 04/30/12	35.74	(0.27)		1.84		1.57	37.31	4.39		4,937	1.30		1.31		(0.81)		48
Year ended 04/30/11	28.37	(0.14)		7.51	(e)	7.37	35.74	25.98		3,683	1.30		1.30		(0.48)		42
One month ended 04/30/10	27.74	(0.03)		0.66		0.63	28.37	2.27		2,931	1.41	(f)	1.41	(f)	(1.31	)(f)	4
Year ended 03/31/10	17.63	(0.14)		10.25		10.11	27.74	57.34		2,856	1.41		1.50		(0.62)		35
Year ended 03/31/09(i)	20.92	0.02	(g)	(3.31	)(h)	(3.29)	17.63	(15.73	)(h)	541	1.30	(f)	1.86	(f)	0.23	(f)(g)	68
Investor Class
Six months ended 10/31/12	37.06	(0.08)		(3.93)		(4.01)	33.05	(10.82)		344,911	1.44	(d)	1.44	(d)	(0.48	)(d)	22
Year ended 04/30/12	35.58	(0.35)		1.83		1.48	37.06	4.16		414,003	1.52		1.53		(1.03)		48
Year ended 04/30/11	28.29	(0.19)		7.48	(e)	7.29	35.58	25.77		434,078	1.46		1.46		(0.64)		42
One month ended 04/30/10	27.67	(0.04)		0.66		0.62	28.29	2.24		396,631	1.65	(f)	1.65	(f)	(1.55	)(f)	4
Year ended 03/31/10	17.61	(0.20)		10.26		10.06	27.67	57.13		391,424	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.35	(0.00	)(g)	(7.74	)(h)	(7.74)	17.61	(30.53	)(h)	262,730	1.53		1.81		0.00	(g)	68
Year ended 03/31/08	28.23	(0.22)		(2.66)		(2.88)	25.35	(10.20)		424,981	1.52		1.53		(0.74)		42
Class R5
Six months ended 10/31/12	40.64	0.02		(4.31)		(4.29)	36.35	(10.56)		922	0.88	(d)	0.88	(d)	0.08	(d)	22
Year ended 04/30/12	38.77	(0.14)		2.01		1.87	40.64	4.82		1,038	0.88		0.89		(0.39)		48
Year ended 04/30/11	30.64	(0.02)		8.15	(e)	8.13	38.77	26.53		635	0.89		0.89		(0.07)		42
One month ended 04/30/10	29.95	(0.02)		0.71		0.69	30.64	2.30		516	0.90	(f)	0.90	(f)	(0.80	)(f)	4
Year ended 03/31/10	18.93	(0.03)		11.05		11.02	29.95	58.21		522	0.91		0.91		(0.12)		35
Year ended 03/31/09	27.07	0.12	(g)	(8.26	)(h)	(8.14)	18.93	(30.07	)(h)	346	0.90		0.91		0.63	(g)	68
Year ended 03/31/08	29.95	(0.03)		(2.85)		(2.88)	27.07	(9.62)		9	0.86		0.87		(0.10)		42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $90,282,548 and sold of $44,478,217 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Technology Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $279,096, $20,097, $26,678, $4,435, $370,100 and $947 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Net gains (losses) on securities (both realized and unrealized include capital gains realized on a distribution from BlueStream Ventures L.P. on October 17, 2010. Net gains (losses) on securities (both realized and unrealized), excluding the capital gains, are $7.29, $6.81, $6.63, $7.25, $7.22 and $7.87 for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(f)	Annualized.
(g)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a distribution from BlueStream Ventures L.P. on October 23, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the distribution are $(0.13) and (0.57)%; $(0.29) and (1.32)%; $(0.29) and (1.32)%; $(0.02) and (0.32)%; $(0.13) and (0.55)% and $(0.01) and 0.08% for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(h)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $(8.01), $(7.63), $(7.42), $(3.33), $(7.94) and $(8.46) for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively and total returns would have been lower.
(i)	Commencement date of October 3, 2008 for Class Y shares.

15                         Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[2]
A	$1,000.00	$891.20	$7.25	$1,017.54	$7.73	1.52%
B	1,000.00	887.90	10.80	1,013.76	11.52	2.27
C	1,000.00	888.10	10.80	1,013.76	11.52	2.27
Y	1,000.00	892.50	6.06	1,018.80	6.46	1.27
Investor	1,000.00	891.80	6.87	1,017.95	7.32	1.44
R5	1,000.00	894.40	4.20	1,020.77	4.48	0.88

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Technology Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

17                         Invesco Technology Fund

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Science & Technology Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of the performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund and above the rate of one mutual fund advised by Invesco Advisers with comparable investment strategies. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund’s.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Technology Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-TEC-SAR-1	Invesco Distributors, Inc.

Invesco Technology Sector Fund

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: IFOAX ■ B: IFOBX ■ C: IFOCX ■ Y: IFODX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	-10.41%
Class B Shares*	-10.82
Class C Shares*	-10.82
Class Y Shares*	-10.34
S&P 500 Index▼ (Broad Market Index)	2.16
BofA Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	-9.89
Lipper Science & Technology Funds Index■ (Peer Group Index)	-6.51

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

*Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The BofA Merrill Lynch 100 Technology Index is a price-only, equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Technology Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Technology Sector Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Technology Sector Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.82%, 2.57%, 2.55% and 1.57%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns

As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	2.47%
10 Years	4.56
5 Years	-4.01
1 Year	-4.49

Class B Shares
Inception (11/28/95)	3.10%
10 Years	4.50
5 Years	-4.04
1 Year	-4.70

Class C Shares
Inception (7/28/97)	2.08%
10 Years	4.34
5 Years	-3.64
1 Year	-0.70

Class Y Shares
Inception (7/28/97)	3.08%
10 Years	5.40
5 Years	-2.69
1 Year	1.30
Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

Average Annual Total Returns

As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	2.91%
10 Years	6.66
5 Years	-1.65
1 Year	15.37

Class B Shares
Inception (11/28/95)	3.50%
10 Years	6.60
5 Years	-1.68
1 Year	16.23

Class C Shares
Inception (7/28/97)	2.51%
10 Years	6.44
5 Years	-1.27
1 Year	20.23

Class Y Shares
Inception (7/28/97)	3.53%
10 Years	7.52
5 Years	-0.27
1 Year	22.50
Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                         Invesco Technology Sector Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.” As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Technology Sector Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.25%
Application Software–10.38%
Aspen Technology, Inc.(b)	38,863	$963,025
Autodesk, Inc.(b)	32,959	1,049,415
Cadence Design Systems, Inc.(b)	93,980	1,189,787
Citrix Systems, Inc.(b)	20,768	1,283,670
Informatica Corp.(b)	10,278	278,945
MicroStrategy Inc.–Class A(b)	8,258	780,133
Nuance Communications, Inc.(b)	24,396	543,055
Salesforce.com, Inc.(b)	17,026	2,485,455
SS&C Techonologies Holdings, Inc.(b)	34,068	818,654
TIBCO Software Inc.(b)	18,782	473,494
		9,865,633

Communications Equipment–9.48%
Brocade Communications Systems, Inc.(b)	118,195	626,433
Ciena Corp.(b)	30,773	381,893
Cisco Systems, Inc.	80,106	1,373,017
F5 Networks, Inc.(b)	11,339	935,241
JDS Uniphase Corp.(b)	110,010	1,065,997
QUALCOMM, Inc.	79,081	4,632,170
		9,014,751

Computer Hardware–10.99%
Apple Inc.	17,564	10,452,336

Computer Storage & Peripherals–4.67%
EMC Corp.(b)	181,696	4,437,016

Data Processing & Outsourced Services–7.77%
Alliance Data Systems Corp.(b)	12,307	1,760,516
Genpact Ltd.	67,032	1,180,434
MasterCard, Inc.–Class A	4,416	2,035,467
Visa Inc.–Class A	17,383	2,412,065
		7,388,482

Electronic Manufacturing Services–3.04%
Jabil Circuit, Inc.	64,273	1,114,494
Molex Inc.	32,375	840,779
Sanmina-SCI Corp.(b)	104,846	932,081
		2,887,354

Internet Retail–2.21%
Amazon.com, Inc.(b)	5,183	1,206,706
Priceline.com Inc.(b)	1,567	899,098
		2,105,804

Internet Software & Services–11.54%
Akamai Technologies, Inc.(b)	7,907	300,387
Ancestry.com, Inc.(b)	24,556	775,970
eBay Inc.(b)	19,895	960,729

	Shares	Value
Internet Software & Services–(continued)
Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $1,100,826)(b)(c)	33,100	$629,165
Google Inc.–Class A(b)	5,652	3,843,360
LogMeIn, Inc.(b)	39,412	972,688
ValueClick, Inc.(b)	62,417	1,040,491
VeriSign, Inc.(b)	35,932	1,331,999
Web.com Group Inc.(b)	70,847	1,117,966
		10,972,755

IT Consulting & Other Services–6.37%
Accenture PLC–Class A	29,017	1,956,036
Cognizant Technology Solutions Corp.–Class A(b)	35,775	2,384,404
International Business Machines Corp.	8,833	1,718,283
		6,058,723

Life Sciences Tools & Services–1.18%
Agilent Technologies, Inc.	31,301	1,126,523

Research & Consulting Services–0.57%
Acacia Research(b)	20,843	541,293

Semiconductor Equipment–0.89%
Teradyne, Inc.(b)	57,802	845,065

Semiconductors–16.76%
ARM Holdings PLC–ADR (United Kingdom)	8,365	270,608
Avago Technologies Ltd.	33,118	1,093,888
Broadcom Corp.–Class A(b)	56,543	1,783,084
Cirrus Logic, Inc.(b)	15,849	646,005
Cypress Semiconductor Corp.(b)	70,490	698,556
Diodes Inc.(b)	48,093	729,090
Fairchild Semiconductor International, Inc.(b)	62,437	734,259
Intermolecular Inc.(b)	65,644	460,164
Lattice Semiconductor Corp.(b)	243,674	945,455
MA-COM Technology Solutions Holdings Inc.(b)	28,153	351,631
Marvell Technology Group Ltd.	83,118	655,801
Maxim Integrated Products, Inc.	25,102	690,933
Microsemi Corp.(b)	131,806	2,530,675
ON Semiconductor Corp.(b)	115,642	711,198
Semtech Corp.(b)	56,629	1,414,026
Skyworks Solutions, Inc.(b)	40,012	936,281
Texas Instruments Inc.	23,819	669,076
Volterra Semiconductor Corp.(b)	7,002	127,226
Xilinx, Inc.	14,807	485,077
		15,933,033

Systems Software–8.40%
Check Point Software Technologies Ltd. (Israel)(b)	21,719	967,147
CommVault Systems, Inc.(b)	11,732	732,898
Fortinet Inc.(b)	56,591	1,096,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Technology Sector Fund

	Shares	Value
Systems Software–(continued)
Infoblox, Inc.(b)	13,343	$221,627
Oracle Corp.	89,467	2,777,950
Red Hat, Inc.(b)	20,042	985,465
Rovi Corp.(b)	18,074	244,541
Symantec Corp.(b)	52,793	960,305
		7,986,101
Total Common Stocks & Other Equity Interests (Cost $79,279,666)		89,614,869

Money Market Funds–6.07%
Liquid Assets Portfolio–Institutional Class(d)	2,888,035	2,888,035
Premier Portfolio–Institutional Class(d)	2,888,035	2,888,035
Total Money Market Funds (Cost $5,776,070)		5,776,070
TOTAL INVESTMENTS–100.32% (Cost $85,055,736)		95,390,939
OTHER ASSETS LESS LIABILITIES–(0.32)%		(308,915)
NET ASSETS–100.00%		$95,082,024

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2012 represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2012

Information Technology	90.3%
Consumer Discretionary	2.2
Health Care	1.2
Industrials	0.6
Money Market Funds Plus Other Assets Less Liabilities	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Technology Sector Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $79,279,666)	$89,614,869
Investments in affiliated money market funds, at value and cost	5,776,070
Total investments, at value (Cost $85,055,736)	95,390,939
Foreign currencies, at value (Cost $30)	32
Receivable for:
Investments sold	304,380
Fund shares sold	6,866
Dividends	34,662
Investment for trustee deferred compensation and retirement plans	9,833
Other assets	37,322
Total assets	95,784,034

Liabilities:
Payable for:
Investments purchased	111,775
Fund shares reacquired	189,882
Accrued fees to affiliates	343,997
Accrued other operating expenses	40,502
Trustee deferred compensation and retirement plans	15,854
Total liabilities	702,010
Net assets applicable to shares outstanding	$95,082,024

Net assets consist of:
Shares of beneficial interest	$126,502,072
Undistributed net investment income (loss)	(465,606)
Undistributed net realized gain (loss)	(41,289,647)
Unrealized appreciation	10,335,205
$95,082,024

Net Assets:
Class A	$83,361,859
Class B	$2,930,042
Class C	$8,140,810
Class Y	$649,313

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,392,850
Class B	293,945
Class C	816,531
Class Y	55,453
Class A:
Net asset value per share	$11.28
Maximum offering price per share
(Net asset value of $11.28 ÷ 94.50%)	$11.94
Class B:
Net asset value and offering price per share	$9.97
Class C:
Net asset value and offering price per share	$9.97
Class Y:
Net asset value and offering price per share	$11.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Technology Sector Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends	$489,636
Dividends from affiliated money market funds	3,687
Total investment income	493,323

Expenses:
Advisory fees	345,689
Administrative services fees	25,205
Custodian fees	4,404
Distribution fees:
Class A	112,983
Class B	17,870
Class C	42,478
Transfer agent fees	305,587
Trustees’ and officers’ fees and benefits	12,235
Other	86,560
Total expenses	953,011
Less: Fees waived and expense offset arrangement(s)	(3,561)
Net expenses	949,450
Net investment income (loss)	(456,127)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	3,233,804
Change in net unrealized appreciation (depreciation) of investment securities	(14,503,494)
Net realized and unrealized gain (loss)	(11,269,690)
Net increase (decrease) in net assets resulting from operations	$(11,725,817)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Technology Sector Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012, the one month ended April 30, 2012 and the year ended March 31, 2012

(Unaudited)

	Six months ended October 31, 2012	One month ended April 30, 2012	Year ended March 31, 2012
Operations:
Net investment income (loss)	$(456,127)	$(135,052)	$(1,556,719)
Net realized gain	3,233,804	1,155,311	13,489,584
Change in net unrealized appreciation (depreciation)	(14,503,494)	(4,454,819)	(1,299,811)
Net increase (decrease) in net assets resulting from operations	(11,725,817)	(3,434,560)	10,633,054

Share transactions–net:
Class A	(5,894,824)	(633,738)	(13,051,672)
Class B	(944,191)	(179,827)	(4,078,508)
Class C	(570,121)	(106,730)	(1,477,120)
Class Y	149,419	20,940	133,838
Net increase (decrease) in net assets resulting from share transactions	(7,259,717)	(899,355)	(18,473,462)
Net increase (decrease) in net assets	(18,985,534)	(4,333,915)	(7,840,408)

Net assets:
Beginning of period	114,067,558	118,401,473	126,241,881
End of period (includes undistributed net investment income of $(465,606), $(9,479) and $(529,108), respectively)	$95,082,024	$114,067,558	$118,401,473

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Sector Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term capital appreciation.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

8                         Invesco Technology Sector Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

9                         Invesco Technology Sector Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $500 million	0.67%
Next $2.5 billion	0.645%
Over $3 billion	0.62%

Under the terms of a master sub-advisory contract between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $3,396.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended October 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

10                         Invesco Technology Sector Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $269 in front-end sales commissions from the sale of Class A shares and $0, $1,872 and $14 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$94,761,774	$629,165	$—	$95,390,939

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $165.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment

11                         Invesco Technology Sector Fund

capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2014	$18,349,904	$—	$18,349,904
April 30, 2016	12,866,974	—	12,866,974
April 30, 2018	13,022,537	—	13,022,537
	$44,239,415	$—	$44,239,415

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $22,496,685 and $31,680,603, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,807,935
Aggregate unrealized (depreciation) of investment securities	(6,756,768)
Net unrealized appreciation of investment securities	$10,051,167

Cost of investments for tax purposes is $85,339,772.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		One month ended April 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount
Sold:
Class A	49,314	$574,828	23,641	$298,639	177,951	$2,069,003
Class B	2,181	23,904	741	8,458	5,235	55,688
Class C	2,815	28,922	266	3,012	24,682	256,576
Class Y	17,536	210,426	2,120	27,670	16,503	201,775

Automatic conversion of Class B shares to Class A shares:
Class A	55,686	648,494	12,102	152,399	242,818	2,758,340
Class B	(62,886)	(648,494)	(13,629)	(152,399)	(272,363)	(2,758,340)

Reacquired:
Class A	(608,858)	(7,118,146)	(85,713)	(1,084,776)	(1,591,354)	(17,879,015)
Class B	(30,972)	(319,601)	(3,187)	(35,886)	(135,477)	(1,375,856)
Class C	(58,226)	(599,043)	(9,846)	(109,742)	(174,645)	(1,733,696)
Class Y	(4,980)	(61,007)	(530)	(6,730)	(5,685)	(67,937)
Net increase (decrease) in share activity	(638,390)	$(7,259,717)	(74,035)	$(899,355)	(1,712,335)	$(18,473,462)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco Technology Sector Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return(b)		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/12	$12.59	$(0.05)	$(1.26	)(d)	$(1.31)	$11.28	(10.41	)%(d)	$83,362	1.75	%(e)	1.76	%(e)	(0.79	)%(e)	23%
One month ended 04/30/12	12.97	(0.01)	(0.37)		(0.38)	12.59	(2.93)		99,453	1.71	(f)	1.71	(f)	(1.34	)(f)	4
Year ended 03/31/12	11.70	(0.15)	1.42	(g)	1.27	12.97	10.85	(g)	103,068	1.81		1.82		(1.29)		38
Year ended 03/31/11	10.27	(0.11)	1.54		1.43	11.70	13.92		106,661	1.70		1.70		(1.08)		214
Year ended 03/31/10	7.12	(0.11)	3.26		3.15	10.27	44.24		106,337	1.92	(h)	1.92	(h)	(1.23	)(h)	113
Year ended 03/31/09	10.32	(0.11)	(3.09)		(3.20)	7.12	(31.01)		78,705	2.00	(h)	2.00	(h)	(1.32	)(h)	81
Year ended 03/31/08	10.42	(0.13)	0.03		(0.10)	10.32	(0.96)		94,361	1.72	(h)	1.72	(h)	(1.18	)(h)	122
Class B
Six months ended 10/31/12	11.18	(0.08)	(1.13	)(d)	(1.21)	9.97	(10.82	)(d)	2,930	2.50	(e)	2.51	(e)	(1.54	)(e)	23
One month ended 04/30/12	11.52	(0.02)	(0.32)		(0.34)	11.18	(2.95)		4,309	2.46	(f)	2.46	(f)	(2.09	)(f)	4
Year ended 03/31/12	10.47	(0.20)	1.25	(g)	1.05	11.52	10.03	(g)	4,626	2.56		2.57		(2.04)		38
Year ended 03/31/11	9.26	(0.17)	1.38		1.21	10.47	13.07		8,418	2.45		2.45		(1.83)		214
Year ended 03/31/10	6.47	(0.16)	2.95		2.79	9.26	43.12		14,261	2.67	(h)	2.67	(h)	(1.98	)(h)	113
Year ended 03/31/09	9.45	(0.17)	(2.81)		(2.98)	6.47	(31.53)		19,556	2.75	(h)	2.75	(h)	(2.07	)(h)	81
Year ended 03/31/08	9.61	(0.20)	0.04		(0.16)	9.45	(1.66)		81,609	2.47	(h)	2.47	(h)	(1.93	)(h)	122
Class C
Six months ended 10/31/12	11.18	(0.08)	(1.13	)(d)	(1.21)	9.97	(10.82	)(d)(i)	8,141	2.47	(e)(i)	2.48	(e)(i)	(1.51	)(e)(i)	23
One month ended 04/30/12	11.52	(0.02)	(0.32)		(0.34)	11.18	(2.95)		9,745	2.46	(f)	2.46	(f)	(2.09	)(f)	4
Year ended 03/31/12	10.46	(0.20)	1.26	(g)	1.06	11.52	10.13	(g)	10,152	2.54		2.55		(2.02)		38
Year ended 03/31/11	9.25	(0.17)	1.38		1.21	10.46	13.08		10,794	2.45		2.45		(1.83)		214
Year ended 03/31/10	6.46	(0.16)	2.95		2.79	9.25	43.19		10,981	2.67	(h)	2.67	(h)	(1.98	)(h)	113
Year ended 03/31/09	9.44	(0.17)	(2.81)		(2.98)	6.46	(31.57)		8,927	2.75	(h)	2.75	(h)	(2.07	)(h)	81
Year ended 03/31/08	9.60	(0.20)	0.04		(0.16)	9.44	(1.67)		15,835	2.47	(h)	2.47	(h)	(1.93	)(h)	122
Class Y
Six months ended 10/31/12	13.06	(0.03)	(1.32	)(d)	(1.35)	11.71	(10.34	)(d)	649	1.50	(e)	1.51	(e)	(0.54	)(e)	23
One month ended 04/30/12	13.45	(0.01)	(0.38)		(0.39)	13.06	(2.90)		560	1.46	(f)	1.46	(f)	(1.09	)(f)	4
Year ended 03/31/12	12.10	(0.12)	1.47	(g)	1.35	13.45	11.16	(g)	555	1.56		1.57		(1.04)		38
Year ended 03/31/11	10.59	(0.09)	1.60		1.51	12.10	14.26		369	1.45		1.45		(0.83)		214
Year ended 03/31/10	7.33	(0.09)	3.35		3.26	10.59	44.47		312	1.67	(h)	1.67	(h)	(0.98	)(h)	113
Year ended 03/31/09	10.60	(0.09)	(3.18)		(3.27)	7.33	(30.85)		218	1.75	(h)	1.75	(h)	(1.07	)(h)	81
Year ended 03/31/08	10.67	(0.11)	0.04		(0.07)	10.60	(0.66)		860	1.47	(h)	1.47	(h)	(0.93	)(h)	122

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $(1.33), $(1.20), $(1.20) and $(1.39) for Class A, Class B, Class C and Class Y, respectively and total returns would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $89,491, $3,545, $8,691 and $623 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $1.29, $1.12, $1.13 and $1.34 for Class A, Class B, Class C and Class Y, respectively and total returns would have been lower.
(h)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended March 31, 2010, 2009 and 2008, respectively.
(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97%.

13                         Invesco Technology Sector Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[2]
A	$1,000.00	$895.90	$8.36	$1,016.38	$8.89	1.75%
B	1,000.00	891.80	11.92	1,012.60	12.68	2.50
C	1,000.00	891.80	11.78	1,012.75	12.53	2.47
Y	1,000.00	896.60	7.17	1,017.64	7.63	1.50

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

14                         Invesco Technology Sector Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Technology Sector Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

15                         Invesco Technology Sector Fund

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Science & Technology Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of the two mutual funds advised by Invesco Advisers with comparable investment strategies. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund’s.

Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

16                         Invesco Technology Sector Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	MS-TECH-SAR-1	Invesco Distributors, Inc.

Invesco Utilities Fund

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: IAUTX ■ B: IBUTX ■ C: IUTCX ■ Y: IAUYX ■ Investor: FSTUX ■ R5: FSIUX ■ R6 IFUTX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.05%
Class B Shares	5.65
Class C Shares	5.61
Class Y Shares	6.20
Investor Class Shares	6.02
Class R5 Shares*	6.29
Class R6 Shares**	6.08
S&P 500 Index▼ (Broad Market Index)	2.16
S&P 500 Utilities Sector Total Return Index▼ (Style-Specific Index)	5.58
Lipper Utility Funds Index■ (Peer Group Index)	5.62

Source(s):▼Invesco, S&P-Dow Jones via FactSet ResearchSystems Inc.; ■Lipper Inc.

  *Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.

**Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The S&P 500 Utilities Sector Total Return Index is an unmanaged index considered representative of the utilities market.

The Lipper Utility Funds Index is an unmanaged index considered representative of utility funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Utilities Fund

Average Annual Total Returns As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	6.95%
10 Years	9.83
5 Years	–1.19
1 Year	3.84

Class B Shares
Inception (3/28/02)	6.93%
10 Years	9.81
5 Years	–1.18
1 Year	4.03

Class C Shares
Inception (2/14/00)	0.99%
10 Years	9.58
5 Years	–0.81
1 Year	8.04

Class Y Shares
10 Years	10.58%
5 Years	0.14
1 Year	10.14

Investor Class Shares
Inception (6/2/86)	8.14%
10 Years	10.47
5 Years	–0.06
1 Year	9.81

Class R5 Shares
Inception (10/25/05)	6.89%
5 Years	0.43
1 Year	10.30

Class R6 Shares
10 Years	10.48%
5 Years	–0.05
1 Year	9.87

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Average Annual Total Returns As of 9/30/12, the most recent calendar quarter- end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	6.86%
10 Years	10.20
5 Years	–0.31
1 Year	5.76

Class B Shares
Inception (3/28/02)	6.84%
10 Years	10.18
5 Years	–0.30
1 Year	6.04

Class C Shares
Inception (2/14/00)	0.89%
10 Years	9.95
5 Years	0.08
1 Year	10.09

Class Y Shares
10 Years	10.95%
5 Years	1.01
1 Year	12.17

Investor Class Shares
Inception (6/2/86)	8.11%
10 Years	10.85
5 Years	0.82
1 Year	11.88

Class R5 Shares
Inception (10/25/05)	6.75%
5 Years	1.33
1 Year	12.40

Class R6 Shares
10 Years	10.84%
5 Years	0.81
1 Year	11.81

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.37%, 2.12%, 2.12%, 1.12%, 1.37%, 0.86% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                         Invesco Utilities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Utilities Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks–95.71%
Electric Utilities–52.03%
American Electric Power Co., Inc.	470,925	$20,927,907
Duke Energy Corp.	215,326	14,144,765
Edison International	314,866	14,779,810
Entergy Corp.	212,909	15,452,935
Exelon Corp.	562,604	20,129,971
FirstEnergy Corp.	150,912	6,899,697
NextEra Energy, Inc.	54,940	3,849,096
Northeast Utilities	291,889	11,471,238
Pepco Holdings, Inc.	925,378	18,387,261
Pinnacle West Capital Corp.	129,797	6,875,347
Portland General Electric Co.	664,980	18,220,452
PPL Corp.	304,764	9,014,919
Southern Co. (The)	405,815	19,008,374
Xcel Energy, Inc.	605,911	17,116,986
		196,278,758

Gas Utilities–6.49%
AGL Resources Inc.	248,853	10,160,668
Atmos Energy Corp.	111,849	4,023,209
ONEOK, Inc.	41,050	1,941,665
UGI Corp.	259,159	8,368,244
		24,493,786

Independent Power Producers & Energy Traders–5.45%
Calpine Corp.(b)	561,307	9,879,003
NRG Energy, Inc.	494,285	10,656,785
		20,535,788

	Shares	Value
Integrated Telecommunication Services–4.48%
AT&T Inc.	132,239	$4,574,147
CenturyLink Inc.	136,213	5,227,855
Verizon Communications Inc.	159,057	7,100,304
		16,902,306

Multi-Utilities–27.26%
CMS Energy Corp.	168,165	4,089,773
Consolidated Edison, Inc.	46,700	2,819,746
Dominion Resources, Inc.	296,534	15,651,064
DTE Energy Co.	130,388	8,097,095
E.ON AG (Germany)	289,317	6,572,451
National Grid PLC (United Kingdom)	1,729,948	19,722,775
NiSource Inc.	144,487	3,680,084
PG&E Corp.	217,026	9,227,945
Public Service Enterprise Group Inc.	195,906	6,276,828
Sempra Energy	202,077	14,094,871
TECO Energy, Inc.	705,957	12,615,452
		102,848,084
Total Common Stocks (Cost $295,149,142)		361,058,722

Money Market Funds–4.42%
Liquid Assets Portfolio–Institutional Class(c)	8,348,878	8,348,878
Premier Portfolio–Institutional Class(c)	8,348,878	8,348,878
Total Money Market Funds (Cost $16,697,756)		16,697,756
TOTAL INVESTMENTS–100.13% (Cost $311,846,898)		377,756,478
OTHER ASSETS LESS LIABILITIES–(0.13)%		(507,033)
NET ASSETS–100.00%		$377,249,445

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2012

Electric Utilities	52.0%
Multi-Utilities	27.3
Gas Utilities	6.5
Independent Power Producers & Energy Traders	5.4
Integrated Telecommunication Services	4.5
Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Utilities Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $295,149,142)	$361,058,722
Investments in affiliated money market funds, at value and cost	16,697,756
Total investments, at value (Cost $311,846,898)	377,756,478
Receivable for:
Investments sold	1,225,277
Fund shares sold	202,825
Dividends	421,887
Fund expenses absorbed	8,074
Investment for trustee deferred compensation and retirement plans	64,067
Other assets	50,188
Total assets	379,728,796

Liabilities:
Payable for:
Fund shares reacquired	2,003,005
Dividends	5
Accrued fees to affiliates	267,399
Accrued other operating expenses	86,072
Trustee deferred compensation and retirement plans	122,870
Total liabilities	2,479,351
Net assets applicable to shares outstanding	$377,249,445

Net assets consist of:
Shares of beneficial interest	$321,827,842
Undistributed net investment income	1,655,432
Undistributed net realized gain (loss)	(12,137,933)
Unrealized appreciation	65,904,104
$377,249,445

Net Assets:
Class A	$248,987,975
Class B	$17,140,940
Class C	$27,863,999
Class Y	$5,848,412
Investor Class	$67,602,557
Class R5	$913,145
Class R6	$8,892,417

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	14,052,196
Class B	965,317
Class C	1,556,213
Class Y	327,332
Investor Class	3,784,132
Class R5	51,491
Class R6	501,282
Class A:
Net asset value per share	$17.72
Maximum offering price per share
(Net asset value of $17.72 ÷ 94.50%)	$18.75
Class B:
Net asset value and offering price per share	$17.76
Class C:
Net asset value and offering price per share	$17.91
Class Y:
Net asset value and offering price per share	$17.87
Investor Class:
Net asset value and offering price per share	$17.86
Class R5:
Net asset value and offering price per share	$17.73
Class R6:
Net asset value and offering price per share	$17.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Utilities Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $57,072)	$7,929,830
Dividends from affiliated money market funds	12,780
Total investment income	7,942,610

Expenses:
Advisory fees	1,405,755
Administrative services fees	60,800
Custodian fees	11,831
Distribution fees:
Class A	311,946
Class B	90,935
Class C	142,372
Investor Class	82,906
Transfer agent fees — A, B, C, Y and Investor	422,147
Transfer agent fees — R5	614
Transfer agent fees — R6	19
Trustees’ and officers’ fees and benefits	19,311
Other	132,699
Total expenses	2,681,335
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(56,260)
Net expenses	2,625,075
Net investment income	5,317,535

Realized and unrealized gain from:
Net realized gain from:
Investment securities	1,718,868
Foreign currencies	3,141
1,722,009
Change in net unrealized appreciation (depreciation) of:
Investment securities	14,666,367
Foreign currencies	(1,762)
14,664,605
Net realized and unrealized gain	16,386,614
Net increase in net assets resulting from operations	$21,704,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Utilities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income	$5,317,535	$9,103,618
Net realized gain	1,722,009	8,133,321
Change in net unrealized appreciation	14,664,605	6,152,658
Net increase in net assets resulting from operations	21,704,149	23,389,597

Distributions to shareholders from net investment income:
Class A	(3,243,102)	(5,891,069)
Class B	(169,204)	(359,269)
Class C	(268,383)	(434,326)
Class Y	(91,705)	(90,371)
Investor Class	(857,356)	(1,763,095)
Class R5	(140,465)	(234,908)
Total distributions from net investment income	(4,770,215)	(8,773,038)

Share transactions–net:
Class A	(3,327,122)	99,559,351
Class B	(2,302,045)	4,250,140
Class C	31,495	12,055,371
Class Y	(31,582)	4,054,666
Investor Class	1,987,639	(701,118)
Class R5	(8,096,045)	505,107
Class R6	8,798,673	—
Net increase (decrease) in net assets resulting from share transactions	(2,938,987)	119,723,517
Net increase in net assets	13,994,947	134,340,076

Net assets:
Beginning of period	363,254,498	228,914,422
End of period (includes undistributed net investment income of $1,655,432 and $1,108,112, respectively)	$377,249,445	$363,254,498

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Utilities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Utilities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

9                         Invesco Utilities Fund

D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

10                         Invesco Utilities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.32%, 2.07%, 2.07%, 1.07% , 1.32%, 1.07% and 1.07%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees $11,875 and reimbursed class level expenses of $29,154, $2,125, $3,326, $760 and $7,748 of Class A, Class B, Class C, Class Y and Investor Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2012, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $27,617 in front-end sales commissions from the sale of Class A shares and $53, $8,415 and $1,180 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Utilities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$377,756,478	$—	$—	$377,756,478

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,272.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

12                         Invesco Utilities Fund

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$7,537,122	$—	$7,537,122
April 30, 2018	5,898,431	—	5,898,431
Total capital loss carryforward	$13,435,553	$—	$13,435,553

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Van Kampen Utility Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $2,604,676 and $9,349,467, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$69,862,885
Aggregate unrealized (depreciation) of investment securities	(4,377,694)
Net unrealized appreciation of investment securities	$65,485,191

Cost of investments for tax purposes is $312,271,287.

13                         Invesco Utilities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,014,703	$17,660,247	3,541,640	$57,590,835
Class B	25,284	438,464	207,178	3,398,880
Class C	181,012	3,116,821	620,880	10,216,335
Class Y	123,989	2,191,270	357,217	5,912,838
Investor Class	317,881	5,636,205	2,852,701	46,829,171
Class R5	41,866	730,465	101,093	1,649,716
Class R6(b)	503,178	8,832,143	—	—

Issued as reinvestment of dividends:
Class A	176,186	3,046,269	329,993	5,364,850
Class B	9,275	160,866	20,542	334,541
Class C	12,451	217,797	23,778	391,063
Class Y	4,801	83,730	4,951	81,618
Investor Class	46,473	810,131	102,174	1,671,736
Class R5	8,007	138,480	14,311	232,691

Issued in connection with acquisitions:(c)
Class A	—	—	5,771,955	95,030,805
Class B	—	—	548,086	9,040,291
Class C	—	—	512,232	8,517,635
Class Y	—	—	18,025	299,246

Automatic conversion of Class B shares to Class A shares:
Class A	70,546	1,230,665	239,345	3,926,627
Class B	(70,387)	(1,230,665)	(238,955)	(3,926,627)

Reacquired:
Class A	(1,451,193)	(25,264,303)	(3,821,648)	(62,353,766)
Class B	(96,305)	(1,670,710)	(282,113)	(4,596,945)
Class C	(186,835)	(3,303,123)	(428,603)	(7,069,662)
Class Y	(130,783)	(2,306,582)	(136,238)	(2,239,036)
Investor Class	(254,029)	(4,458,697)	(2,969,799)	(49,202,025)
Class R5	(511,366)	(8,964,990)	(85,361)	(1,377,300)
Class R6	(1,896)	(33,470)	—	—
Net increase (decrease) in share activity	(167,142)	$(2,938,987)	7,303,384	$119,723,517

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen Utility Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 14, 2011. The acquisition was accomplished by a tax free exchange of 6,850,298 shares of the Fund for 5,962,860 shares outstanding of the Target Fund as of the close of business on May 20, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund as of the close of business on May 20, 2011. The Target Fund’s net assets at that date of $112,887,977 including $13,509,797 of unrealized appreciation were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $254,710,579 and $367,598,556 subsequent to the acquisition.
The pro forma results of operations for the year ended April 30, 2012 assuming the reorganization had been completed on May 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income	$9,513,581
Net realized/unrealized gains	16,390,552
Change in net assets resulting from operations	$25,904,133

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 23, 2011.

14                         Invesco Utilities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/12	$16.93	$0.25	$0.77		$1.02	$(0.23)	$17.72	6.05%		$248,988	1.31	%(d)	1.34	%(d)	2.89	%(d)	1%
Year ended 04/30/12	16.18	0.43	0.73		1.16	(0.41)	16.93	7.31		241,103	1.32		1.37		2.66		14
Year ended 04/30/11	14.28	0.40	1.87		2.27	(0.37)	16.18	16.24		132,403	1.45		1.46		2.75		17
One month ended 04/30/10	14.00	0.01	0.27		0.28	—	14.28	2.00		130,406	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.57	0.34	2.43		2.77	(0.34)	14.00	24.06		129,685	1.53		1.54		2.58		14
Year ended 03/31/09	17.89	0.35	(6.29	)(f)	(5.94)	(0.38)	11.57	(33.56	)(f)	118,328	1.48		1.50		2.26		5
Year ended 03/31/08	18.15	0.32	(0.27)		0.05	(0.31)	17.89	0.20		214,352	1.31		1.34		1.69		25
Class B
Six months ended 10/31/12	16.97	0.19	0.76		0.95	(0.16)	17.76	5.65		17,141	2.06	(d)	2.09	(d)	2.14	(d)	1
Year ended 04/30/12	16.22	0.31	0.73		1.04	(0.29)	16.97	6.50		18,620	2.07		2.12		1.91		14
Year ended 04/30/11	14.31	0.29	1.88		2.17	(0.26)	16.22	15.42		13,669	2.20		2.21		2.00		17
One month ended 04/30/10	14.04	(0.00)	0.27		0.27	—	14.31	1.92		15,680	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.60	0.24	2.44		2.68	(0.24)	14.04	23.19		15,828	2.28		2.29		1.83		14
Year ended 03/31/09	17.95	0.24	(6.32	)(f)	(6.08)	(0.27)	11.60	(34.12	)(f)	18,254	2.23		2.25		1.51		5
Year ended 03/31/08	18.21	0.18	(0.27)		(0.09)	(0.17)	17.95	(0.53)		47,990	2.06		2.09		0.94		25
Class C
Six months ended 10/31/12	17.11	0.19	0.78		0.97	(0.17)	17.91	5.67		27,864	2.06	(d)	2.09	(d)	2.14	(d)	1
Year ended 04/30/12	16.36	0.31	0.73		1.04	(0.29)	17.11	6.46		26,511	2.07		2.12		1.91		14
Year ended 04/30/11	14.43	0.30	1.90		2.20	(0.27)	16.36	15.45		13,433	2.20		2.21		2.00		17
One month ended 04/30/10	14.15	(0.00)	0.28		0.28	—	14.43	1.98		12,457	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.70	0.25	2.45		2.70	(0.25)	14.15	23.09		12,723	2.28		2.29		1.83		14
Year ended 03/31/09	18.09	0.24	(6.36	)(f)	(6.12)	(0.27)	11.70	(34.06	)(f)	11,817	2.23		2.25		1.51		5
Year ended 03/31/08	18.35	0.18	(0.27)		(0.09)	(0.17)	18.09	(0.52)		23,176	2.06		2.09		0.94		25
Class Y
Six months ended 10/31/12	17.07	0.28	0.77		1.05	(0.25)	17.87	6.20		5,848	1.06	(d)	1.09	(d)	3.14	(d)	1
Year ended 04/30/12	16.32	0.48	0.73		1.21	(0.46)	17.07	7.54		5,622	1.07		1.12		2.91		14
Year ended 04/30/11	14.40	0.44	1.89		2.33	(0.41)	16.32	16.56		1,393	1.20		1.21		3.00		17
One month ended 04/30/10	14.11	0.01	0.28		0.29	—	14.40	2.06		1,057	1.24	(e)	1.25	(e)	0.78	(e)	0
Year ended 03/31/10	11.67	0.39	2.43		2.82	(0.38)	14.11	24.26		1,038	1.28		1.29		2.83		14
Year ended 03/31/09(g)	14.51	0.15	(2.77	)(f)	(2.62)	(0.22)	11.67	(18.13	)(f)	300	1.46	(e)	1.47	(e)	2.28	(e)	5
Investor Class
Six months ended 10/31/12	17.07	0.26	0.76		1.02	(0.23)	17.86	6.02		67,603	1.31	(d)	1.34	(d)	2.89	(d)	1
Year ended 04/30/12	16.32	0.44	0.73		1.17	(0.42)	17.07	7.28		62,707	1.32		1.37		2.66		14
Year ended 04/30/11	14.40	0.41	1.89		2.30	(0.38)	16.32	16.27		60,196	1.45		1.46		2.75		17
One month ended 04/30/10	14.11	0.01	0.28		0.29	—	14.40	2.06		59,707	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.67	0.35	2.44		2.79	(0.35)	14.11	23.96		59,381	1.53		1.54		2.58		14
Year ended 03/31/09	18.04	0.35	(6.34	)(f)	(5.99)	(0.38)	11.67	(33.54	)(f)	53,227	1.48		1.50		2.26		5
Year ended 03/31/08	18.30	0.32	(0.27)		0.05	(0.31)	18.04	0.22		95,682	1.31		1.34		1.69		25
Class R5
Six months ended 10/31/12	16.94	0.29	0.77		1.06	(0.27)	17.73	6.29		913	0.87	(d)	0.88	(d)	3.33	(d)	1
Year ended 04/30/12	16.19	0.51	0.72		1.23	(0.48)	16.94	7.77		8,692	0.85		0.86		3.13		14
Year ended 04/30/11	14.28	0.48	1.88		2.36	(0.45)	16.19	16.94		7,820	0.93		0.94		3.27		17
One month ended 04/30/10	14.00	0.01	0.27		0.28	—	14.28	2.00		10,034	0.98	(e)	0.99	(e)	1.04	(e)	0
Year ended 03/31/10	11.57	0.42	2.43		2.85	(0.42)	14.00	24.75		9,934	0.97		0.98		3.14		14
Year ended 03/31/09	17.89	0.42	(6.29	)(f)	(5.87)	(0.45)	11.57	(33.24	)(f)	9,228	1.00		1.01		2.74		5
Year ended 03/31/08	18.15	0.40	(0.27)		0.13	(0.39)	17.89	0.63		18,522	0.89		0.89		2.11		25
Class R6
Six months ended 10/31/12(g)	17.55	0.06	0.13		0.19	—	17.74	1.08		8,892	0.83	(d)	0.84	(d)	3.37	(d)	1

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $95,656,625 and sold of $8,278,596 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Utility Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $247,523, $18,039, $28,242, $6,449, $65,784, $7,374 and $8,510 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $(6.39), $(6.42), $(6.46), $(2.83), $(6.44) and $(6.39) for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares respectively, and total returns would have been lower.
(g)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.

NOTE 11—Significant Event

On October 26, 2012, the Board of Trustees of the Trust approved the elimination of one of the fundamental investment restrictions of the Fund, subject to the approval of the Fund’s shareholders at a special meeting to be held on or about February 1, 2013. If approved by the Fund’s shareholders, the Fund will no longer be required to concentrate its investments in utilities-related industries, the Fund will be renamed Invesco Dividend Income Fund and its investment objective will change.

15                         Invesco Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012, through October 31, 2012. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through October 31, 2012 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[3]
A	$1,000.00	$1,060.50	$6.80	$1,018.60	$6.67	1.31%
B	1,000.00	1,056.50	10.68	1,014.82	10.46	2.06
C	1,000.00	1,056.10	10.68	1,014.82	10.46	2.06
Y	1,000.00	1,062.00	5.51	1,019.86	5.40	1.06
Investor	1,000.00	1,060.20	6.80	1,018.60	6.67	1.31
R5	1,000.00	1,062.90	4.52	1,020.82	4.43	0.87
R6	1,000.00	1,010.80	0.87	1,021.02	4.23	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012, through October 31, 2012 (as of close of business September 24, 2012, through October 31, 2012 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 38 (as of close of business September 24, 2012, through October 31, 2012)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

16                         Invesco Utilities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Utilities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

17                         Invesco Utilities Fund

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Utility Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of the performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective rate of the other mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Utilities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	I-UTI-SAR-1	Invesco Distributors, Inc.

Invesco American Value Fund

Effective September 24, 2012, Invesco Van Kampen American Value Fund was renamed Invesco American Value Fund.

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: MSAVX ■ B: MGAVX ■ C: MSVCX ■ R: MSARX ■ Y: MSAIX ■ R5: MSAJX ■ R6: MSAFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.00%
Class B Shares	0.97
Class C Shares	0.65
Class R Shares	0.88
Class Y Shares	1.12
Class R5 Shares*	1.16
Class R6 Shares**	1.03
S&P 500 Index▼ (Broad Market Index)	2.16
Russell Midcap Value Index■ (Style-Specific Index)	3.15
Lipper Mid-Cap Value Funds Index¿ (Peer Group Index)	1.51

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■ Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

  *Effective September 24, 2012, Institutional class shares were renamed R5 shares.

**Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco American Value Fund

Average Annual Total Returns As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (10/18/93)	8.77%
10 Years	9.95
5 Years	0.80
1 Year	10.87

Class B Shares
Inception (8/1/95)	8.67%
10 Years	10.21
5 Years	1.50
1 Year	12.33

Class C Shares
Inception (10/18/93)	8.31%
10 Years	9.83
5 Years	1.20
1 Year	15.46

Class R Shares
Inception (3/20/07)	3.28%
5 Years	1.69
1 Year	17.01

Class Y Shares
Inception (2/7/06)	5.98%
5 Years	2.19
1 Year	17.63

Class R5 Shares
10 Years	10.69%
5 Years	2.15
1 Year	17.80

Class R6 Shares
10 Years	10.58%
5 Years	1.95
1 Year	17.36

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen American Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen American Value Fund (renamed Invesco American Value Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class

Average Annual Total Returns As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (10/18/93)	8.79%
10 Years	10.10
5 Years	0.92
1 Year	26.02

Class B Shares
Inception (8/1/95)	8.68%
10 Years	10.35
5 Years	1.65
1 Year	28.45

Class C Shares
Inception (10/18/93)	8.33%
10 Years	9.98
5 Years	1.32
1 Year	31.36

Class R Shares
Inception (3/20/07)	3.25%
5 Years	1.81
1 Year	33.01

Class Y Shares
Inception (2/7/06)	5.99%
5 Years	2.31
1 Year	33.66

Class R5 Shares
10 Years	10.84%
5 Years	2.27
1 Year	33.90

Class R6 Shares
10 Years	10.73%
5 Years	2.06
1 Year	33.37

A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.32%, 1.32%, 2.04%, 1.57%, 1.07%, 0.88% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco American Value Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

    Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

    If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco American Value Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–87.89%
Alternative Carriers–2.78%
tw telecom inc.(b)	1,323,449	$33,708,246

Asset Management & Custody Banks–2.33%
Northern Trust Corp.	589,453	28,164,064

Automotive Retail–2.11%
Advance Auto Parts, Inc.	359,682	25,515,841

Communications Equipment–1.38%
Juniper Networks, Inc.(b)	1,010,054	16,736,595

Computer Hardware–1.75%
Diebold, Inc.	711,046	21,153,618

Construction & Engineering–0.39%
Foster Wheeler AG (Switzerland)(b)	214,277	4,771,949

Data Processing & Outsourced Services–3.25%
Fidelity National Information Services, Inc.	1,198,714	39,401,729

Diversified Banks–1.83%
Comerica Inc.	743,352	22,159,323

Electric Utilities–3.47%
Edison International	896,326	42,073,542

Electronic Manufacturing Services–1.90%
Flextronics International Ltd. (Singapore)(b)	3,981,061	22,970,722

Food Distributors–1.20%
Sysco Corp.	466,489	14,493,813

Food Retail–0.67%
Safeway Inc.	498,484	8,130,274

Health Care Facilities–5.86%
Brookdale Senior Living Inc.(b)	1,480,352	34,729,058
HealthSouth Corp.(b)	1,315,784	29,118,300
Universal Health Services, Inc.–Class B	173,005	7,160,677
		71,008,035

Heavy Electrical Equipment–2.29%
Babcock & Wilcox Co. (The)(b)	1,075,622	27,718,779

Home Furnishings–3.31%
Mohawk Industries, Inc.(b)	480,275	40,088,554

Housewares & Specialties–3.80%
Newell Rubbermaid Inc.	2,230,040	46,028,026

Industrial Machinery–5.08%
Ingersoll-Rand PLC	388,622	18,276,893
Snap-on Inc.	559,820	43,290,880
		61,567,773

	Shares	Value
Insurance Brokers–4.64%
Marsh & McLennan Cos., Inc.	997,757	$33,953,671
Willis Group Holdings PLC	660,906	22,252,705
		56,206,376

Integrated Oil & Gas–1.14%
Murphy Oil Corp.	229,645	13,778,700

Investment Banking & Brokerage–0.43%
Charles Schwab Corp. (The)	387,953	5,268,402

Life Sciences Tools & Services–1.03%
PerkinElmer, Inc.	401,483	12,417,869

Motorcycle Manufacturers–1.19%
Harley-Davidson, Inc.	309,040	14,450,710

Multi-Utilities–2.41%
CenterPoint Energy, Inc.	971,544	21,053,359
Wisconsin Energy Corp.	211,222	8,125,710
		29,179,069

Office Electronics–2.45%
Zebra Technologies Corp.–Class A(b)	827,265	29,723,631

Oil & Gas Exploration & Production–3.06%
Newfield Exploration Co.(b)	603,897	16,377,687
Pioneer Natural Resources Co.	195,697	20,675,388
		37,053,075

Oil & Gas Storage & Transportation–2.37%
Williams Cos., Inc. (The)	819,069	28,659,224

Packaged Foods & Meats–2.83%
ConAgra Foods, Inc.	1,231,011	34,271,346

Paper Packaging–5.08%
Sealed Air Corp.	2,186,504	35,465,095
Sonoco Products Co.	838,840	26,113,089
		61,578,184

Personal Products–0.93%
Avon Products, Inc.	723,942	11,213,862

Property & Casualty Insurance–2.89%
ACE Ltd.	444,407	34,952,611

Regional Banks–4.35%
BB&T Corp.	878,422	25,430,317
Wintrust Financial Corp.	737,808	27,262,005
		52,692,322

Restaurants–1.20%
Darden Restaurants, Inc.	277,300	14,591,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Value Fund

	Shares	Value
Retail REIT’s–1.73%
Weingarten Realty Investors	777,951	$21,004,677

Specialty Chemicals–2.10%
W.R. Grace & Co.(b)	395,829	25,396,389

Specialty Stores–1.94%
Staples, Inc.	2,040,708	23,498,753

Systems Software–1.52%
BMC Software, Inc.(b)	453,075	18,440,153

Trucking–1.20%
Swift Transportation Co.(b)	1,496,374	14,589,647
Total Common Stocks & Other Equity Interests (Cost $955,777,341)		1,064,657,409

Preferred Stocks–1.83%
Health Care Facilities–0.86%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	9,900	10,329,412
Specialized REIT’s–0.97%
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	209,259	11,781,282
Total Preferred Stocks (Cost $19,801,279)		22,110,694

	Principal Amount	Value
Bonds and Notes–1.11%
Health Care Facilities–1.11%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18 (Cost $11,083,665)	$12,036,000	$13,442,707

	Shares
Money Market Funds–9.24%
Liquid Assets Portfolio–Institutional Class(c)	55,987,798	55,987,798
Premier Portfolio–Institutional Class(c)	55,987,798	55,987,798
Total Money Market Funds (Cost $111,975,596)		111,975,596
TOTAL INVESTMENTS–100.07% (Cost $1,098,637,881)		1,212,186,406
OTHER ASSETS LESS LIABILITIES–(0.07)%		(867,182)
NET ASSETS–100.00%		$1,211,319,224

Investment Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2012

Financials	19.2%
Consumer Discretionary	13.5
Information Technology	12.2
Industrials	9.0
Health Care	8.8
Materials	7.2
Energy	6.6
Utilities	5.9
Consumer Staples	5.6
Telecommunication Services	2.8
Money Market Funds Plus Other Assets Less Liabilities	9.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Value Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $986,662,285)	$1,100,210,810
Investments in affiliated money market funds, at value and cost	111,975,596
Total investments, at value (Cost $1,098,637,881)	1,212,186,406
Receivable for:
Investments sold	4,926
Fund shares sold	5,150,212
Dividends and interest	1,019,572
Investment for trustee deferred compensation and retirement plans	47,635
Other assets	59,927
Total assets	1,218,468,678

Liabilities:
Payable for:
Investments purchased	903,054
Fund shares reacquired	4,948,387
Accrued fees to affiliates	923,593
Accrued other operating expenses	248,834
Trustee deferred compensation and retirement plans	125,586
Total liabilities	7,149,454
Net assets applicable to shares outstanding	$1,211,319,224

Net assets consist of:
Shares of beneficial interest	$1,128,262,322
Undistributed net investment income	2,987,065
Undistributed net realized gain (loss)	(33,478,688)
Unrealized appreciation	113,548,525
$1,211,319,224

Net Assets:
Class A	$740,255,675
Class B	$37,905,865
Class C	$75,929,769
Class R	$50,404,109
Class Y	$289,314,500
Class R5	$17,499,351
Class R6	$9,955

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	23,775,665
Class B	1,336,455
Class C	2,723,933
Class R	1,620,123
Class Y	9,258,884
Class R5	559,757
Class R6	318.5
Class A:
Net asset value per share	$31.14
Maximum offering price per share
(Net asset value of $31.14 ÷ 94.50%)	$32.95
Class B:
Net asset value and offering price per share	$28.36
Class C:
Net asset value and offering price per share	$27.88
Class R:
Net asset value and offering price per share	$31.11
Class Y:
Net asset value and offering price per share	$31.25
Class R5:
Net asset value and offering price per share	$31.26
Class R6:
Net asset value and offering price per share	$31.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Value Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends	$10,224,424
Dividends from affiliated money market funds	87,317
Interest	219,435
Total investment income	10,531,176

Expenses:
Advisory fees	4,151,309
Administrative services fees	151,748
Custodian fees	30,631
Distribution fees:
Class A	887,123
Class B	50,136
Class C	374,626
Class R	108,442
Transfer agent fees — A, B, C, R and Y	1,211,300
Transfer agent fees — R5	9,445
Trustees’ and officers’ fees and benefits	36,573
Other	201,672
Total expenses	7,213,005
Less: Fees waived and expense offset arrangement(s)	(91,559)
Net expenses	7,121,446
Net investment income	3,409,730

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	27,017,840
Change in net unrealized appreciation (depreciation) of investment securities	(14,606,958)
Net realized and unrealized gain	12,410,882
Net increase in net assets resulting from operations	$15,820,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income	$3,409,730	$4,278,612
Net realized gain	27,017,840	65,238,435
Change in net unrealized appreciation (depreciation)	(14,606,958)	(44,749,388)
Net increase in net assets resulting from operations	15,820,612	24,767,659

Distributions to shareholders from net investment income:
Class A	(1,587,731)	(1,844,303)
Class B	(88,140)	(143,539)
Class R	(47,692)	(13,130)
Class Y	(971,570)	(644,476)
Class R5	(95,794)	(49,930)
Total distributions from net investment income	(2,790,927)	(2,695,378)

Share transactions–net:
Class A	32,567,962	138,013,689
Class B	(5,790,287)	5,476,959
Class C	(582,595)	28,052,556
Class R	13,010,169	17,600,497
Class Y	25,979,536	217,540,193
Class R5	4,280,357	11,198,089
Class R6	10,000	—
Net increase in net assets resulting from share transactions	69,475,142	417,881,983
Net increase in net assets	82,504,827	439,954,264

Net assets:
Beginning of period	1,128,814,397	688,860,133
End of period (includes undistributed net investment income of $2,987,065 and $2,368,262, respectively)	$1,211,319,224	$1,128,814,397

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Value Fund, formerly Invesco Van Kampen American Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco American Value Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco American Value Fund

D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets sub-accounts fee attributed to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $500 million	0.72%
Next $535 million	0.715%
Next $31.965 billion	0.65%
Over $33 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $90,250.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

11                         Invesco American Value Fund

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

Effective May 23, 2011, IDI has contractually agreed to limit Rule 12b-1 plan fees on Class B to 0.49% of average daily net assets, through at least June 30, 2012. IDI did not waive Rule 12b-1 plan fees under this limitation during the period.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $105,210 in front-end sales commissions from the sale of Class A shares and $3,264, $13,951 and $1,946 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2012, the Fund incurred $2,284 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,188,414,287	$23,772,119	$—	$1,212,186,406

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,309.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

12                         Invesco American Value Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2018	$59,097,366	$—	$59,097,366

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011 and April 30, 2012, the dates of reorganizations of Invesco Mid-Cap Value Fund and Invesco Mid-Cap Basic Value Fund, respectively, into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $182,950,675 and $89,470,162, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$174,226,087
Aggregate unrealized (depreciation) of investment securities	(62,076,724)
Net unrealized appreciation of investment securities	$112,149,363

Cost of investments for tax purposes is $1,100,037,043.

13                         Invesco American Value Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	3,190,236	$95,962,192	3,090,521	$86,811,895
Class B	35,968	979,274	53,258	1,386,353
Class C	287,414	7,723,851	290,064	7,418,928
Class R	656,672	19,758,696	775,623	21,961,959
Class Y	2,085,552	62,344,281	1,543,337	44,325,369
Class R5	590,046	17,651,331	529,752	15,196,051
Class R6(b)	318.5	10,000	—	—
Issued as reinvestment of dividends:
Class A	48,587	1,486,199	63,757	1,751,147
Class B	3,036	84,482	5,530	137,994
Class R	1,529	47,583	486	13,129
Class Y	29,898	912,785	20,992	580,444
Class R5	3,135	95,285	1,719	48,974
Automatic conversion of Class B shares to Class A shares:
Class A	128,048	3,848,913	346,908	9,398,867
Class B	(140,561)	(3,848,913)	(376,772)	(9,398,867)
Issued in connection with acquisitions:(c)
Class A	—	—	7,411,027	222,154,433
Class B	—	—	846,986	22,840,405
Class C	—	—	1,414,855	37,713,266
Class R	—	—	257,971	7,628,842
Class Y	—	—	6,704,048	204,483,380
Class R5	—	—	9,398	279,372
Reacquired:
Class A	(2,276,023)	(68,729,342)	(6,626,795)	(182,102,653)
Class B	(109,729)	(3,005,130)	(370,731)	(9,488,926)
Class C	(308,669)	(8,306,446)	(696,472)	(17,079,638)
Class R	(226,647)	(6,796,110)	(429,911)	(12,003,433)
Class Y	(1,219,677)	(37,277,530)	(1,155,863)	(31,849,000)
Class R5	(431,218)	(13,466,259)	(143,864)	(4,326,308)
Net increase in share activity	2,347,915.5	$69,475,142	13,565,824	$417,881,983

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds April 14, 2011. The acquisition was accomplished by a tax-free exchange of 10,990,892 shares of the Fund for 11,782,241 shares outstanding of Invesco Mid-Cap Value Fund and 14,984,047 shares outstanding of Invesco Mid Cap Basic Value Fund as of the close of business on May 20, 2011. Each class of shares of the Target Funds was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Funds to the net asset value of the Fund at the close of business on May 20, 2011. Invesco Mid-Cap Value Fund’s net assets at that date of $121,971,596, including $19,608,737 of unrealized appreciation and Invesco Mid Cap Basic Value Fund’s net assets at that date of $197,340,066 including $39,514,293 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $681,095,239. The net assets immediately after the acquisition were $1,000,406,901.
Additionally, as of the opening of business on April 30, 2012, the Fund acquired all the net assets of Invesco U.S. Mid Cap Value Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on January 12, 2012 and by the shareholders of the Target Fund on April 2, 2012. The acquisition was accomplished by a tax-free exchange of 5,653,393 shares of the Fund for 4,253,558 shares outstanding of the Target Fund as of the close of business on April 27, 2012. Each class of shares of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on April 27, 2012. The Target Fund’s net assets at that date of $175,788,036, including $16,826,087 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $957,360,938. The net assets immediately after the acquisition were $1,133,148,974.
The pro forma results of operations for the year ended April 30, 2012, assuming both reorganizations had been completed on May 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$6,005,337
Net realized/unrealized gains	22,063,522
Change in net assets resulting from operations	$28,068,859

The combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund’s Statement of Operations since their respective reorganization dates.

14                         Invesco American Value Fund

NOTE 10—Financial Highlights

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/12	$30.90	$0.09	$0.22	$0.31	$(0.07)	$—	$(0.07)	$31.14	1.00	%(c)	$740,256	1.22	%(d)	1.24	%(d)	0.58	%(d)	9%
Year ended 04/30/12	29.86	0.14	0.98	1.12	(0.08)	—	(0.08)	30.90	3.80	(c)	700,857	1.31		1.32		0.52		30
Ten months ended 04/30/11	22.22	0.07	7.61	7.68	(0.04)	—	(0.04)	29.86	34.57	(c)	549,428	1.26	(e)	1.27	(e)	0.34	(e)	28
Year ended 06/30/10	17.44	0.11	4.78	4.89	(0.11)	—	(0.11)	22.22	28.07	(c)	450,675	1.31		1.31		0.50		50
Year ended 06/30/09	24.18	0.16	(6.54)	(6.38)	(0.14)	(0.22)	(0.36)	17.44	(26.17	)(f)	398,513	1.41		1.41		0.90		60
Year ended 06/30/08	34.55	0.12	(5.01)	(4.89)	(0.14)	(5.34)	(5.48)	24.18	(16.43	)(f)	633,126	1.25		1.25		0.43		65
Class B
Six months ended 10/31/12	28.15	0.08	0.19	0.27	(0.06)	—	(0.06)	28.36	0.97	(c)	37,906	1.22	(d)	1.24	(d)	0.58	(d)	9
Year ended 04/30/12	27.19	0.14	0.90	1.04	(0.08)	—	(0.08)	28.15	3.84	(c)(g)	43,561	1.27	(g)	1.28	(g)	0.56	(g)	30
Ten months ended 04/30/11	20.23	0.04	6.93	6.97	(0.01)	—	(0.01)	27.19	34.45	(c)(g)	37,780	1.38	(e)(g)	1.39	(e)(g)	0.22	(e)(g)	28
Year ended 06/30/10	15.89	0.05	4.37	4.42	(0.08)	—	(0.08)	20.23	27.82	(c)(g)	33,933	1.55	(g)	1.55	(g)	0.26	(g)	50
Year ended 06/30/09	22.11	0.14	(6.00)	(5.86)	(0.14)	(0.22)	(0.36)	15.89	(26.22	)(h)(i)	31,586	1.48	(i)	1.48	(i)	0.82	(i)	60
Year ended 06/30/08	32.11	0.02	(4.59)	(4.57)	(0.09)	(5.34)	(5.43)	22.11	(16.70	)(h)(i)	53,854	1.59	(i)	1.59	(i)	0.08	(i)	65
Class C
Six months ended 10/31/12	27.70	(0.02)	0.20	0.18	—	—	—	27.88	0.65	(c)	75,930	1.97	(d)	1.99	(d)	(0.17	)(d)	9
Year ended 04/30/12	26.89	(0.05)	0.86	0.81	—	—	—	27.70	3.01	(c)(j)	76,053	2.03	(j)	2.04	(j)	(0.20	)(j)	30
Ten months ended 04/30/11	20.11	(0.07)	6.85	6.78	—	—	—	26.89	33.72	(c)(j)	46,700	1.97	(e)(j)	1.98	(e)(j)	(0.37	)(e)(j)	28
Year ended 06/30/10	15.82	(0.05)	4.35	4.30	(0.01)	—	(0.01)	20.11	27.18	(c)	38,952	2.06		2.06		(0.25)		50
Year ended 06/30/09	22.03	0.03	(5.96)	(5.93)	(0.06)	(0.22)	(0.28)	15.82	(26.68	)(i)(k)	33,390	2.11	(i)	2.11	(i)	0.19	(i)	60
Year ended 06/30/08	32.05	(0.09)	(4.59)	(4.68)	—	(5.34)	(5.34)	22.03	(17.09	)(k)	54,508	2.00		2.00		(0.33)		65
Class R
Six months ended 10/31/12	30.87	0.05	0.22	0.27	(0.03)	—	(0.03)	31.11	0.88	(c)	50,404	1.47	(d)	1.49	(d)	0.33	(d)	9
Year ended 04/30/12	29.84	0.08	0.97	1.05	(0.02)	—	(0.02)	30.87	3.51	(c)	36,695	1.56		1.57		0.27		30
Ten months ended 04/30/11	22.23	0.02	7.59	7.61	(0.00)	—	(0.00)	29.84	34.24	(c)	17,440	1.51	(e)	1.52	(e)	0.09	(e)	28
Year ended 06/30/10	17.44	0.06	4.79	4.85	(0.06)	—	(0.06)	22.23	27.84	(c)	12,052	1.56		1.56		0.27		50
Year ended 06/30/09	24.19	0.12	(6.55)	(6.43)	(0.10)	(0.22)	(0.32)	17.44	(26.36	)(l)	4,132	1.70		1.70		0.73		60
Year ended 06/30/08	34.55	0.06	(5.01)	(4.95)	(0.07)	(5.34)	(5.41)	24.19	(16.65	)(l)	1,102	1.51		1.51		0.20		65
Class Y
Six months ended 10/31/12	31.01	0.13	0.21	0.34	(0.10)	—	(0.10)	31.25	1.12	(c)	289,315	0.97	(d)	0.99	(d)	0.83	(d)	9
Year ended 04/30/12	29.98	0.21	0.97	1.18	(0.15)	—	(0.15)	31.01	4.01	(c)	259,308	1.06		1.07		0.77		30
Ten months ended 04/30/11	22.31	0.13	7.63	7.76	(0.09)	—	(0.09)	29.98	34.81	(c)	37,488	1.01	(e)	1.02	(e)	0.59	(e)	28
Year ended 06/30/10(m)	17.50	0.17	4.81	4.98	(0.17)	—	(0.17)	22.31	28.47	(c)	10,772	1.06		1.06		0.76		50
Year ended 06/30/09	24.27	0.21	(6.58)	(6.37)	(0.18)	(0.22)	(0.40)	17.50	(25.99	)(n)	8,135	1.19		1.19		1.23		60
Year ended 06/30/08	34.65	0.18	(5.00)	(4.82)	(0.22)	(5.34)	(5.56)	24.27	(16.24	)(n)	6,909	1.02		1.02		0.67		65
Class R5
Six months ended 10/31/12	31.02	0.15	0.22	0.37	(0.13)	—	(0.13)	31.26	1.19	(c)	17,499	0.84	(d)	0.86	(d)	0.96	(d)	9
Year ended 04/30/12	29.98	0.28	0.97	1.25	(0.21)	—	(0.21)	31.02	4.26	(c)	12,340	0.87		0.88		0.96		30
Ten months ended 04/30/11	22.31	0.15	7.64	7.79	(0.12)	—	(0.12)	29.98	34.98	(c)	24	0.79	(e)	0.80	(e)	0.81	(e)	28
Year ended 06/30/10(o)	23.19	0.03	(0.88)	(0.85)	(0.03)	—	(0.03)	22.31	(3.69	)(c)	2,592	0.62	(e)	0.62	(e)	1.37	(e)	50
Class R6
Six months ended 10/31 /12(o)	31.40	0.03	(0.17)	(0.14)	—	—	—	31.26	(0.45	)(c)	10	0.75	(d)	0.76	(d)	1.05	(d)	9

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $397,951,008 and sold of $108,111,947 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Mid-Cap Value Fund, Invesco Mid Cap Basic Value Fund and Invesco U.S. Mid Cap Value Fund into the Fund. .
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $703,913, $39,782, $74,278, $43,023, $275,618, $22,951 and $10 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.21%, 0.37 and 0.49% for the year ended April 30, 2012, the ten months ended April 30, 2011 and the year ended June 30, 2010, respectively.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.96% for the year ended April 30, 2012 and the ten months ended April 30, 2011.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

15                         Invesco American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012. The actual ending account and expenses of the Class R6 shares in the below example are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through October 31, 2012 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[3]
A	$1,000.00	$1,010.00	$6.18	$1,019.06	$6.21	1.22%
B	1,000.00	1,009.70	6.18	1,019.06	6.21	1.22
C	1,000.00	1,006.50	9.96	1,015.27	10.01	1.97
R	1,000.00	1,008.80	7.44	1,017.80	7.48	1.47
Y	1,000.00	1,011.20	4.92	1,020.32	4.94	0.97
R5	1,000.00	1,011.60	4.26	1,020.97	4.28	0.84
R6	1,000.00	995.50	0.78	1,021.42	3.82	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012 (as of close of business September 24, 2012 through October 31, 2012 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. For Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 38 (as of close of business September 24, 2012 through October 31, 2012)/366. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class R6 shares of the Fund and other funds because such data is based on a full six-month period.

16                         Invesco American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco American Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund reorganizations approved by the Trustees. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

17                         Invesco American Value Fund

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one other mutual fund advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers.

Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco American Value Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-AMVA-SAR-1	Invesco Distributors, Inc.

Invesco Comstock Fund

Effective September 24, 2012, Invesco Van Kampen Comstock Fund was renamed Invesco Comstock Fund.

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: ACSTX ■ B: ACSWX ■ C: ACSYX ■ R: ACSRX ■ Y: ACSDX ■ R5: ACSHX ■ R6: ICSFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.00%
Class B Shares	3.94
Class C Shares	3.56
Class R Shares	3.82
Class Y Shares	4.12
Class R5 Shares*	4.13
Class R6 Shares**	4.12
S&P 500 Index▼ (Broad Market Index)	2.16
Russell 1000 Value Index■ (Style-Specific Index)	4.72
Lipper Large-Cap Value Funds Index¿ (Peer Group Index)	2.79

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

  *Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.

**Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Comstock Fund

Average Annual Total Returns

As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.56%
10 Years	7.12
5 Years	-0.73
1 Year	9.99

Class B Shares
Inception (10/19/92)	9.14%
10 Years	7.32
5 Years	0.03
1 Year	11.35

Class C Shares
Inception (10/26/93)	8.44%
10 Years	6.92
5 Years	-0.36
1 Year	14.50

Class R Shares
Inception (10/1/02)	7.68%
10 Years	7.44
5 Years	0.14
1 Year	16.07

Class Y Shares
Inception (10/29/04)	4.59%
5 Years	0.65
1 Year	16.70

Class R5 Shares
10 Years	7.83%
5 Years	0.58
1 Year	16.82

Class R6 Shares
10 Years	7.74%
5 Years	0.42
1 Year	16.55

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Comstock Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Comstock Fund (renamed Invesco Comstock Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1

Average Annual Total Returns

As of 9/30/12, the most recent calendar quarter- end, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.57%
10 Years	7.73
5 Years	-0.69
1 Year	22.60

Class B Shares
Inception (10/19/92)	9.17%
10 Years	7.92
5 Years	0.08
1 Year	24.71

Class C Shares
Inception (10/26/93)	8.47%
10 Years	7.53
5 Years	-0.30
1 Year	27.74

Class R Shares
Inception (10/1/02)	7.72%
5 Years	0.19
1 Year	29.40

Class Y Shares
Inception (10/29/04)	4.60%
5 Years	0.69
1 Year	30.03

Class R5 Shares
10 Years	8.44%
5 Years	0.64
1 Year	30.33

Class R6 Shares
10 Years	8.35%
5 Years	0.47
1 Year	29.86

fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.88%, 1.63%, 1.63%, 1.13%, 0.63%, 0.44% and 0.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Comstock Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Comstock Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.89%
Aerospace & Defense–1.35%
Honeywell International Inc.	994,421	$60,898,342
Textron Inc.	2,191,511	55,247,992
		116,146,334

Agricultural Products–0.49%
Archer-Daniels-Midland Co.	1,563,969	41,976,928

Aluminum–1.07%
Alcoa Inc.	10,780,668	92,390,325

Asset Management & Custody Banks–2.63%
Bank of New York Mellon Corp. (The)	7,515,637	185,711,390
State Street Corp.	916,589	40,852,372
		226,563,762

Automobile Manufacturers–1.81%
General Motors Co.(b)	6,134,281	156,424,165

Cable & Satellite–4.95%
Comcast Corp.–Class A	5,785,473	217,013,092
Time Warner Cable Inc.	2,113,100	209,429,341
		426,442,433

Communications Equipment–0.96%
Cisco Systems, Inc.	4,837,172	82,909,128

Computer Hardware–1.42%
Dell Inc.	1,783,688	16,463,440
Hewlett-Packard Co.	7,657,739	106,059,685
		122,523,125

Department Stores–0.61%
Kohl’s Corp.	993,022	52,908,212

Diversified Banks–2.87%
U.S. Bancorp	1,852,258	61,513,488
Wells Fargo & Co.	5,530,191	186,312,135
		247,825,623

Drug Retail–1.63%
CVS Caremark Corp.	3,035,889	140,865,250

Electric Utilities–2.43%
FirstEnergy Corp.	1,703,839	77,899,519
PPL Corp.	4,448,703	131,592,635
		209,492,154

Electrical Components & Equipment–1.12%
Emerson Electric Co.	1,995,692	96,651,364

Electronic Components–1.17%
Corning Inc.	8,583,209	100,852,706

General Merchandise Stores–0.83%
Target Corp.	1,121,145	71,472,994

Health Care Distributors–0.83%
Cardinal Health, Inc.	1,741,920	71,645,170

	Shares	Value
Home Improvement Retail–1.24%
Lowe’s Cos., Inc.	3,288,471	$106,480,691

Hotels, Resorts & Cruise Lines–1.00%
Carnival Corp.	2,285,675	86,581,369

Household Products–0.38%
Procter & Gamble Co. (The)	473,109	32,758,067

Housewares & Specialties–0.16%
Newell Rubbermaid Inc.	664,522	13,715,734

Hypermarkets & Super Centers–0.33%
Wal-Mart Stores, Inc.	378,554	28,399,121

Industrial Conglomerates–2.11%
General Electric Co.	8,654,241	182,258,315

Industrial Machinery–1.55%
Ingersoll-Rand PLC	2,850,244	134,046,975

Integrated Oil & Gas–7.24%
BP PLC–ADR (United Kingdom)	4,642,398	199,112,450
Chevron Corp.	1,129,640	124,497,625
Murphy Oil Corp.	2,482,472	148,948,320
Royal Dutch Shell PLC–ADR (United Kingdom)	2,216,527	151,787,769
		624,346,164

Integrated Telecommunication Services–1.68%
AT&T Inc.	1,733,652	59,967,023
Verizon Communications Inc.	1,897,091	84,686,142
		144,653,165

Internet Software & Services–3.35%
eBay Inc.(b)	2,979,462	143,878,220
Yahoo! Inc.(b)	8,639,770	145,234,534
		289,112,754

Investment Banking & Brokerage–1.82%
Goldman Sachs Group, Inc. (The)	677,717	82,945,783
Morgan Stanley	4,269,231	74,199,235
		157,145,018

Life & Health Insurance–1.50%
Aflac, Inc.	678,722	33,786,781
MetLife, Inc.	2,689,475	95,449,468
		129,236,249

Managed Health Care–2.97%
UnitedHealth Group Inc.	2,974,181	166,554,136
WellPoint, Inc.	1,460,930	89,525,790
		256,079,926

Movies & Entertainment–4.56%
News Corp.–Class B	5,755,731	140,209,607
Time Warner Inc.	1,587,338	68,969,836
Viacom Inc.–Class B	3,581,542	183,625,659
		392,805,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Comstock Fund

	Shares	Value
Oil & Gas Drilling–0.54%
Noble Corp.(b)	1,226,168	$46,275,580

Oil & Gas Equipment & Services–3.67%
Halliburton Co.	5,052,126	163,133,148
Weatherford International Ltd.(b)	13,543,526	153,041,844
		316,174,992

Oil & Gas Exploration & Production–1.18%
QEP Resources Inc.	3,512,264	101,855,656

Other Diversified Financial Services–8.13%
Bank of America Corp.	12,075,078	112,539,727
Citigroup Inc.	8,574,869	320,614,352
JPMorgan Chase & Co.	6,422,410	267,686,049
		700,840,128

Packaged Foods & Meats–2.88%
Kraft Foods Group, Inc.(b)	1,003,276	45,628,992
Mondelez International Inc.–Class A	3,009,828	79,880,835
Unilever N.V.–New York Shares (Netherlands)	3,356,224	123,139,859
		248,649,686

Paper Products–1.78%
International Paper Co.	4,273,051	153,103,417

Pharmaceuticals–10.81%
Bristol-Myers Squibb Co.	4,736,361	157,484,003
GlaxoSmithKline PLC–ADR (United Kingdom)	2,038,793	91,541,806
Merck & Co., Inc.	4,287,454	195,636,526
Novartis AG (Switzerland)	1,431,479	86,276,828
Pfizer Inc.	8,325,769	207,061,875
Roche Holding AG–ADR (Switzerland)	1,633,708	78,553,745
Sanofi–ADR (France)	2,627,774	115,227,890
		931,782,673

	Shares	Value
Property & Casualty Insurance–3.70%
Allstate Corp. (The)	5,246,672	$209,761,946
Travelers Cos., Inc. (The)	1,534,885	108,884,742
		318,646,688

Regional Banks–2.44%
Fifth Third Bancorp	5,955,754	86,537,105
PNC Financial Services Group, Inc.	2,121,709	123,462,247
		209,999,352

Semiconductors–0.60%
Intel Corp.	2,383,854	51,550,843

Soft Drinks–0.14%
PepsiCo, Inc.	174,978	12,115,477

Specialty Stores–0.60%
Staples, Inc.	4,499,240	51,808,749

Systems Software–2.42%
Microsoft Corp.	7,304,941	208,446,491

Wireless Telecommunication Services–0.94%
Vodafone Group PLC–ADR (United Kingdom)	2,976,325	81,015,567
Total Common Stocks & Other Equity Interests (Cost $7,891,491,386)		8,266,973,622

Money Market Funds–4.40%
Liquid Assets Portfolio–Institutional Class(c)	189,660,192	189,660,192
Premier Portfolio–Institutional Class(c)	189,660,192	189,660,192
Total Money Market Funds (Cost $379,320,384)		379,320,384
TOTAL INVESTMENTS–100.29% (Cost $8,270,811,770)		8,646,294,006
OTHER ASSETS LESS LIABILITIES–(0.29)%		(25,158,986)
NET ASSETS–100.00%		$8,621,135,020

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets as of October 31, 2012

Financials	23.1%
Consumer Discretionary	15.8
Health Care	14.6
Energy	12.6
Information Technology	9.9
Industrials	6.1
Consumer Staples	5.9
Materials	2.9
Telecommunication Services	2.6
Utilities	2.4
Money Market Funds Plus Other Assets Less Liabilities	4.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Comstock Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $7,891,491,386)	$8,266,973,622
Investments in affiliated money market funds, at value and cost	379,320,384
Total investments, at value (Cost $8,270,811,770)	8,646,294,006
Foreign currencies, at value (Cost $173)	174
Receivable for:
Fund shares sold	12,080,174
Dividends	8,565,915
Fund expenses absorbed	191,005
Investment for trustee deferred compensation and retirement plans	129,258
Other assets	88,624
Total assets	8,667,349,156

Liabilities:
Payable for:
Investments purchased	10,541,204
Fund shares reacquired	27,946,485
Foreign currency contracts outstanding	119,307
Accrued fees to affiliates	6,133,066
Accrued other operating expenses	877,655
Trustee deferred compensation and retirement plans	596,419
Total liabilities	46,214,136
Net assets applicable to shares outstanding	$8,621,135,020

Net assets consist of:
Shares of beneficial interest	$9,301,533,349
Undistributed net investment income	22,748,277
Undistributed net realized gain (loss)	(1,078,509,535)
Unrealized appreciation	375,362,929
$8,621,135,020

Net Assets:
Class A	$5,387,965,127
Class B	$285,109,612
Class C	$425,819,739
Class R	$195,889,424
Class Y	$1,899,829,057
Class R5	$280,661,154
Class R6	$145,860,907

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	308,470,117
Class B	16,325,971
Class C	24,389,647
Class R	11,217,072
Class Y	108,758,010
Class R5	16,070,982
Class R6	8,349,809
Class A:
Net asset value per share	$17.47
Maximum offering price per share
(Net asset value of $17.47 ÷ 94.50%)	$18.49
Class B:
Net asset value and offering price per share	$17.46
Class C:
Net asset value and offering price per share	$17.46
Class R:
Net asset value and offering price per share	$17.46
Class Y:
Net asset value and offering price per share	$17.47
Class R5:
Net asset value and offering price per share	$17.46
Class R6:
Net asset value and offering price per share	$17.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Comstock Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,638,997)	$102,399,103
Dividends from affiliated money market funds	165,819
Total investment income	102,564,922

Expenses:
Advisory fees	16,484,734
Administrative services fees	372,486
Custodian fees	139,877
Distribution fees:
Class A	6,637,426
Class B	1,548,339
Class C	2,146,573
Class R	473,302
Transfer agent fees — A, B, C, R and Y	7,553,445
Transfer agent fees — R5	112,183
Trustees’ and officers’ fees and benefits	218,569
Other	865,699
Total expenses	36,552,633
Less: Fees waived and expense offset arrangement(s)	(1,318,686)
Net expenses	35,233,947
Net investment income	67,330,975

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $2,183,481)	283,703,749
Foreign currencies	170,024
Foreign currency contracts	(17,921,800)
265,951,973
Change in net unrealized appreciation (depreciation) of:
Investment securities	(22,670,387)
Foreign currency contracts	(119,307)
(22,789,694)
Net realized and unrealized gain	243,162,279
Net increase in net assets resulting from operations	$310,493,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Comstock Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income	$67,330,975	$134,462,189
Net realized gain	265,951,973	456,911,483
Change in net unrealized appreciation (depreciation)	(22,789,694)	(609,450,092)
Net increase (decrease) in net assets resulting from operations	310,493,254	(18,076,420)

Distributions to shareholders from net investment income:
Class A	(41,376,427)	(73,790,536)
Class B	(2,409,946)	(5,569,717)
Class C	(1,790,587)	(2,872,358)
Class R	(1,245,228)	(2,112,474)
Class Y	(17,364,815)	(31,358,652)
Class R5	(3,863,776)	(5,008,575)
Total distributions from net investment income	(68,050,779)	(120,712,312)

Share transactions-net:
Class A	(247,462,613)	(476,506,998)
Class B	(65,820,905)	(163,006,123)
Class C	(35,618,802)	(62,601,449)
Class R	(1,611,462)	(4,496,828)
Class Y	(276,161,353)	349,785,336
Class R5	(132,085,318)	203,611,955
Class R6	147,566,983	—
Net increase (decrease) in net assets resulting from share transactions	(611,193,470)	(153,214,107)
Net increase (decrease) in net assets	(368,750,995)	(292,002,839)

Net assets:
Beginning of period	8,989,886,015	9,281,888,854
End of period (includes undistributed net investment income of $22,748,277 and $23,468,081, respectively)	$8,621,135,020	$8,989,886,015

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Comstock Fund, formerly Invesco Van Kampen Comstock Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Comstock Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Comstock Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Comstock Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.50%
Next $1 billion	0.45%
Next $1 billion	0.40%
Over $3 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 0.89%, 1.64%, 1.64%, 1.14%, 0.64% and 0.64% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $151,284.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

Effective December 31, 2011, IDI has contractually agreed to limit Rule 12b-1 plan fees on Class B to 0.25% of average daily net assets, through at least December 31, 2012. For the six months ended October 31, 2012, 12b-1 fees for Class B shares were $387,085 after fee waivers of $1,161,254.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $233,810 in front-end sales commissions from the sale of Class A shares and $4,512, $91,363 and $4,206 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Comstock Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,481,463,433	$164,830,573	$—	$8,646,294,006
Foreign Currency Contracts*	—	(119,307)	—	(119,307)
Total Investments	$8,481,463,433	$164,711,266	$—	$8,646,174,699

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of October 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$2,422,752	$(2,542,059)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended October 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*
Realized Gain (Loss)
Currency risk	$(17,921,800)
Change in Unrealized Appreciation (Depreciation)
Currency risk	(119,307)
Total	$(18,041,107)

*	The average notional value of foreign currency contracts outstanding during the period was $269,412,244.

13                         Invesco Comstock Fund

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
11/30/12	Bank of New York	CHF	40,296,173	USD	43,541,307	$43,277,007	$264,300
11/30/12	Citibank N.A.	CHF	40,296,173	USD	43,433,131	43,277,007	156,124
11/30/12	State Street	CHF	56,290,134	USD	60,523,121	60,454,091	69,030
11/30/12	Bank of New York	EUR	53,845,448	USD	70,050,774	69,799,962	250,812
11/30/12	CIBC N.A.	EUR	67,306,810	USD	87,720,292	87,249,952	470,340
11/30/12	Citibank N.A.	EUR	75,383,627	USD	98,281,619	97,719,946	561,673
11/30/12	State Street	EUR	79,302,398	USD	103,450,330	102,799,857	650,473
							$2,422,752

Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/30/12	Bank of New York	GBP	53,861,571	USD	86,217,833	$86,904,837	$(687,004)
11/30/12	CIBC N.A.	GBP	72,713,121	USD	116,570,767	117,321,530	(750,763)
11/30/12	Citibank N.A.	GBP	37,335,053	USD	59,688,856	60,239,548	(550,692)
11/30/12	State Street	GBP	36,625,869	USD	58,541,690	59,095,290	(553,600)
							$(2,542,059)
Total foreign currency contracts							$(119,307)
Currency Abbreviations:

CHF	– Swiss Franc

EUR	– Euro

GBP	– British Pound Sterling

USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2012, the Fund engaged in securities sales of $6,120,743, which resulted in net realized gains of $2,183,481.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,148.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco Comstock Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2016	$83,972,292	$—	$83,972,292
April 30, 2017	1,239,683,554	—	1,239,683,554
April 30, 2018	8,704,739	—	8,704,739
Total capital loss carryforward	$1,332,360,585	$—	$1,332,360,585

*	To the extent that unrealized gains as of May 23, 2011, the date of the reorganizations of Invesco Large Cap Basic Value Fund and Invesco Value II Fund and December 19, 2011, the date of the reorganization of Invesco Value Fund into the Fund are realized on securities held in each fund at such date of reorganizations, the capital loss carryforward may be further limited for up to five years from the date of the reorganizations.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $648,886,403 and $1,428,852,292, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,245,125,832
Aggregate unrealized (depreciation) of investment securities	(881,897,087)
Net unrealized appreciation of investment securities	$363,228,745

Cost of investments for tax purposes is $8,283,065,261.

15                         Invesco Comstock Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	11,860,356	$199,102,000	28,137,121	$441,783,452
Class B	62,175	1,038,974	203,709	3,285,777
Class C	492,604	8,267,202	1,079,102	17,212,159
Class R	1,875,721	31,437,650	3,888,940	60,770,192
Class Y	12,565,979	209,056,539	48,895,738	742,021,366
Class R5	2,434,784	40,481,799	16,690,720	250,577,692
Class R6(b)	8,535,772	150,827,093	—	—
Issued as reinvestment of dividends:
Class A	2,318,307	38,874,191	4,349,133	68,097,142
Class B	136,926	2,290,207	332,838	5,199,128
Class C	94,057	1,569,911	160,972	2,520,646
Class R	73,378	1,228,933	133,892	2,096,694
Class Y	1,006,383	16,829,214	1,922,517	30,095,202
Class R5	226,540	3,797,621	317,369	5,008,337
Issued in connection with acquisitions:(c)
Class A	—	—	12,227,583	195,132,286
Class B	—	—	938,482	14,663,335
Class C	—	—	1,094,732	17,269,471
Class R	—	—	108,762	1,821,636
Class Y	—	—	5,264,763	87,582,134
Class R5	—	—	42,555	713,103
Automatic conversion of Class B shares to Class A shares:
Class A	2,578,548	43,044,562	6,428,978	101,706,655
Class B	(2,579,269)	(43,044,562)	(6,369,442)	(101,706,655)
Reacquired:
Class A	(31,543,574)	(528,483,366)	(82,162,169)	(1,283,226,533)
Class B	(1,566,142)	(26,105,524)	(5,430,937)	(84,447,708)
Class C	(2,715,720)	(45,455,915)	(6,338,779)	(99,603,725)
Class R	(2,055,033)	(34,278,045)	(4,397,026)	(69,185,350)
Class Y	(30,954,024)	(502,047,106)	(32,973,058)	(509,913,366)
Class R5	(10,063,995)	(176,364,738)	(3,334,005)	(52,687,177)
Class R6(b)	(185,963)	(3,260,110)	—	—
Net increase (decrease) in share activity	(37,402,190)	$(611,193,470)	(8,787,510)	$(153,214,107)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Large Cap Basic Value Fund and Invesco Value II Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds on April 14, 2011. The acquisition was accomplished by a tax- free exchange of 13,377,277 shares of the Fund for 7,828,863 shares outstanding of Invesco Large Cap Basic Value Fund and 8,473,367 shares outstanding of Invesco Value II Fund as of the close of business on May 20, 2011. Each class of the Target Funds were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Funds to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Large Cap Basic Value Fund’s net assets as of the close of business on May 20, 2011 of $85,450,496, including $18,438,726 of unrealized appreciation and Invesco Value II Fund’s net assets as of the close of business on May 20, 2011 of $138,753,893 including $21,433,501 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $9,011,495,941. The net assets immediately after the acquisition were $9,235,700,330.
Additionally, as of the opening of business on December 19, 2011, the Fund acquired all the net assets of Invesco Value Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on November 28, 2011. The acquisition was accomplished by a tax- free exchange of 6,299,600 shares of the Fund for 7,875,802 shares outstanding of the Target Fund as of the close of business on December 16, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, December 16, 2011. The Target Fund’s net assets at that date of $92,977,576, including $5,974,337 of unrealized depreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $7,998,387,222. The net assets immediately after the acquisition were $8,091,364,798.
The pro forma results of operations for the year ended April 30, 2012, assuming both reorganizations had been completed on May 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$135,691,777
Net realized/unrealized gains	(188,267,656)
Change in net assets resulting from operations	$(52,575,879)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed. It is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund’s Statement of Operations since their respective reorganization dates.

16                         Invesco Comstock Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/12	$16.93	$0.13	$0.54	$0.67	$(0.13)	$—	$(0.13)	$17.47	4.00	%(c)	$5,387,965	0.86	%(d)	0.86	%(d)	1.54	%(d)	8%
Year ended 04/30/12	17.20	0.25	(0.30)	(0.05)	(0.22)	—	(0.22)	16.93	(0.19	)(c)	5,473,149	0.88		0.88		1.55		17
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	—	(0.05)	17.20	9.71	(c)	6,092,190	0.84	(e)	0.84	(e)	1.18	(e)	10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	—	(0.21)	15.73	15.60	(c)	5,760,670	0.86		0.86		1.39		18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	—	(0.18)	13.81	29.45	(f)	5,759,425	0.89		0.89		1.63		14
Year ended 12/31/08	17.48	0.32	(6.48)	(6.16)	(0.32)	(0.15)	(0.47)	10.85	(35.89	)(f)	5,798,794	0.84		0.84		2.16		19
Year ended 12/31/07	19.26	0.36	(0.69)	(0.33)	(0.37)	(1.08)	(1.45)	17.48	(1.89	)(f)	12,091,921	0.78		0.78		1.82		22
Class B
Six months ended 10/31/12	16.93	0.13	0.53	0.66	(0.13)	—	(0.13)	17.46	3.94	(c)	285,110	0.86	(d)	1.61	(d)	1.54	(d)	8
Year ended 04/30/12	17.20	0.25	(0.30)	(0.05)	(0.22)	—	(0.22)	16.93	(0.19	)(c)(g)	343,166	0.88	(g)	0.88	(g)	1.55	(g)	17
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	—	(0.05)	17.20	9.71	(c)(g)	526,168	0.84	(e)(g)	0.84	(e)(g)	1.18	(e)(g)	10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	—	(0.21)	15.73	15.60	(c)(g)	547,060	0.86	(g)	0.86	(g)	1.39	(g)	18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	—	(0.18)	13.81	29.45	(f)(g)	756,515	0.89	(g)	0.89	(g)	1.64	(g)	14
Year ended 12/31/08	17.49	0.32	(6.49)	(6.17)	(0.32)	(0.15)	(0.47)	10.85	(35.93	)(f)(g)	906,301	0.84	(g)	0.84	(g)	2.16	(g)	19
Year ended 12/31/07	19.26	0.23	(0.68)	(0.45)	(0.24)	(1.08)	(1.32)	17.49	(2.46	)(f)(g)	1,991,609	1.41	(g)	1.41	(g)	1.19	(g)	22
Class C
Six months ended 10/31/12	16.93	0.07	0.53	0.60	(0.07)	—	(0.07)	17.46	3.56	(c)	425,820	1.61	(d)	1.61	(d)	0.79	(d)	8
Year ended 04/30/12	17.20	0.13	(0.30)	(0.17)	(0.10)	—	(0.10)	16.93	(0.94	)(c)	448,866	1.63		1.63		0.80		17
Four months ended 04/30/11	15.74	0.02	1.46	1.48	(0.02)	—	(0.02)	17.20	9.43	(c)	524,840	1.59	(e)	1.59	(e)	0.43	(e)	10
Year ended 12/31/10	13.81	0.09	1.94	2.03	(0.10)	—	(0.10)	15.74	14.82	(c)	506,742	1.61		1.61		0.64		18
Year ended 12/31/09	10.86	0.10	2.94	3.04	(0.09)	—	(0.09)	13.81	28.37	(f)	538,048	1.64		1.64		0.87		14
Year ended 12/31/08	17.49	0.21	(6.48)	(6.27)	(0.21)	(0.15)	(0.36)	10.86	(36.35	)(f)	544,631	1.59		1.59		1.41		19
Year ended 12/31/07	19.27	0.21	(0.69)	(0.48)	(0.22)	(1.08)	(1.30)	17.49	(2.63	)(f)	1,243,097	1.53		1.53		1.07		22
Class R
Six months ended 10/31/12	16.93	0.11	0.53	0.64	(0.11)	—	(0.11)	17.46	3.82	(c)	195,889	1.11	(d)	1.11	(d)	1.29	(d)	8
Year ended 04/30/12	17.19	0.20	(0.28)	(0.08)	(0.18)	—	(0.18)	16.93	(0.38	)(c)	191,685	1.13		1.13		1.30		17
Four months ended 04/30/11	15.73	0.05	1.45	1.50	(0.04)	—	(0.04)	17.19	9.57	(c)	199,254	1.09	(e)	1.09	(e)	0.93	(e)	10
Year ended 12/31/10	13.81	0.16	1.93	2.09	(0.17)	—	(0.17)	15.73	15.32	(c)	184,927	1.11		1.11		1.14		18
Year ended 12/31/09	10.85	0.15	2.96	3.11	(0.15)	—	(0.15)	13.81	29.13	(f)	164,959	1.14		1.14		1.35		14
Year ended 12/31/08	17.49	0.28	(6.49)	(6.21)	(0.28)	(0.15)	(0.43)	10.85	(36.09	)(f)	130,746	1.09		1.09		1.91		19
Year ended 12/31/07	19.26	0.31	(0.68)	(0.37)	(0.32)	(1.08)	(1.40)	17.49	(2.09	)(f)	296,167	1.03		1.03		1.56		22
Class Y(h)
Six months ended 10/31/12	16.93	0.15	0.54	0.69	(0.15)	—	(0.15)	17.47	4.12	(c)	1,899,829	0.61	(d)	0.61	(d)	1.79	(d)	8
Year ended 04/30/12	17.20	0.28	(0.29)	(0.01)	(0.26)	—	(0.26)	16.93	0.06	(c)	2,135,728	0.63		0.63		1.80		17
Four months ended 04/30/11	15.73	0.08	1.45	1.53	(0.06)	—	(0.06)	17.20	9.78	(c)	1,771,697	0.59	(e)	0.59	(e)	1.43	(e)	10
Year ended 12/31/10	13.80	0.23	1.94	2.17	(0.24)	—	(0.24)	15.73	15.97	(c)	1,530,636	0.61		0.61		1.65		18
Year ended 12/31/09	10.85	0.21	2.95	3.16	(0.21)	—	(0.21)	13.80	29.67	(f)	1,181,166	0.64		0.64		1.85		14
Year ended 12/31/08	17.48	0.35	(6.48)	(6.13)	(0.35)	(0.15)	(0.50)	10.85	(35.73	)(f)	896,154	0.59		0.59		2.41		19
Year ended 12/31/07	19.25	0.40	(0.68)	(0.28)	(0.41)	(1.08)	(1.49)	17.48	(1.59	)(f)	1,857,415	0.53		0.53		2.07		22
Class R5
Six months ended 10/31/12	16.93	0.16	0.53	0.69	(0.16)	—	(0.16)	17.46	4.13	(c)	280,661	0.48	(d)	0.48	(d)	1.92	(d)	8
Year ended 04/30/12	17.19	0.31	(0.28)	0.03	(0.29)	—	(0.29)	16.93	0.33	(c)	397,292	0.44		0.44		1.99		17
Four months ended 04/30/11	15.72	0.09	1.45	1.54	(0.07)	—	(0.07)	17.19	9.82	(c)	167,740	0.36	(e)	0.36	(e)	1.66	(e)	10
Year ended 12/31/10(i)	13.33	0.14	2.44	2.58	(0.19)	—	(0.19)	15.72	19.53	(c)	164,600	0.49	(e)	0.49	(e)	1.68	(e)	18
Class R6
Six months ended 10/31/12(i)	17.67	0.04	(0.24)	(0.20)	—	—	—	17.47	(1.13	)(c)	145,861	0.41	(d)	0.41	(d)	1.99	(d)	8

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $279,205,287 and sold of $89,253,686 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Large Cap Basic Value Fund, Invesco Value Fund and Invesco Value II Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,279,324, $307,143, $425,815, $187,777, $1,883,365, $372,694 and $144,268 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for all classes for the period and does not include payments of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC) on Class A shares, the maximum CDSC of 5%, charged on certain redemptions of Class B shares, made within one year of purchase and declining to 0% after the fifth year or on the maximum CDSC of 1%, charged on certain redemptions of Class C shares within one year of purchase. On purchases of $1 million or more of Class A shares, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% on Class A shares, up to 1% on Class B and Class C shares or up to 0.50% on Class R shares, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for the year ended April 30, 2012, the four months ended April 30, 2011 and the year ended December 31, 2010 and reflect actual 12b-1 fees of 1.00% for the years ended December 31, 2009, 2008 and 2007.
(h)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(i)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

17                         Invesco Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012, through October 31, 2012. The actual ending account and expenses of the Class R6 shares in the below example are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through October 31, 2012 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[3]
A	$1,000.00	$1,040.00	$4.42	$1,020.87	$4.38	0.86%
B	1,000.00	1,039.40	4.42	1,020.87	4.38	0.86
C	1,000.00	1,035.60	8.26	1,017.09	8.19	1.61
R	1,000.00	1,038.20	5.70	1,019.61	5.65	1.11
Y	1,000.00	1,041.20	3.14	1,022.13	3.11	0.61
R5	1,000.00	1,041.30	2.47	1,022.79	2.45	0.48
R6	1,000.00	988.70	0.42	1,023.14	2.09	0.41

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012, through October 31, 2012 (as of close of business September 24, 2012, through October 31, 2012 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 38 (as of close of business September 24, 2012, through October 31, 2012)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class R6 shares of the Fund and other funds because such data is based on a full six-month period.

18                         Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Comstock Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by

Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Large-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for

19                         Invesco Comstock Fund

the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies and below the total account level fee of eight mutual funds sub-advised by Invesco Advisers with comparable investment strategies. The Board did not consider a comparison of fees to an off-shore fund to be apt as the fee includes more than the advisory fee.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated

Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

20                         Invesco Comstock Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-COM-SAR-1	Invesco Distributors, Inc.

Invesco Mid Cap Growth Fund

Effective September 24, 2012, Invesco Van Kampen Mid Cap Growth Fund was renamed Invesco Mid Cap Growth Fund.

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: VGRAX ■ B: VGRBX ■ C: VGRCX ■ R: VGRRX ■ Y: VGRDX ■ R5: VGRJX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.05%
Class B Shares	-4.05
Class C Shares	-4.45
Class R Shares	-4.20
Class Y Shares	-3.94
Class R5 Shares*	-3.86
S&P 500 Index▼ (Broad Market Index)	2.16
Russell Midcap Growth Index■ (Style-Specific Index)	-2.82
Lipper Mid-Cap Growth Funds Index¿ (Peer Group Index)	-3.89

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

*Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Mid Cap Growth Fund

Average Annual Total Returns

As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (12/27/95)	10.75%
10 Years	8.70
5 Years	-2.01
1 Year	-1.41

Class B Shares
Inception (12/27/95)	10.76%
10 Years	8.81
5 Years	-1.39
1 Year	-0.32

Class C Shares
Inception (12/27/95)	10.33%
10 Years	8.50
5 Years	-1.64
1 Year	2.59

Class R Shares
Inception (7/11/08)	4.49%
1 Year	4.07

Class Y Shares
Inception (8/12/05)	5.74%
5 Years	-0.65
1 Year	4.61

Class R5 Shares
10 Years	9.40%
5 Years	-0.74
1 Year	4.80

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Mid Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Mid Cap Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Mid Cap Growth Fund (renamed Invesco Mid Cap Growth Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 9/30/12, the most recent calendar quarter- end, including maximum applicable sales charges

Class A Shares
Inception (12/27/95)	10.99%
10 Years	9.46
5 Years	-0.18
1 Year	15.25

Class B Shares
Inception (12/27/95)	11.00%
10 Years	9.57
5 Years	0.45
1 Year	17.10

Class C Shares
Inception (12/27/95)	10.57%
10 Years	9.26
5 Years	0.21
1 Year	20.04

Class R Shares
Inception (7/11/08)	5.28%
1 Year	21.60

Class Y Shares
Inception (8/12/05)	6.22%
5 Years	1.21
1 Year	22.25

Class R5 Shares
10 Years	10.17%
5 Years	1.11
1 Year	22.47

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.31%, 1.31%, 2.06%, 1.56%, 1.06% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Mid Cap Growth Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.87%
Aerospace & Defense–2.41%
B/E Aerospace, Inc.(b)	460,280	$20,754,025
Triumph Group, Inc.	344,932	22,565,452
		43,319,477

Apparel Retail–2.20%
American Eagle Outfitters, Inc.	1,272,725	26,561,770
Ross Stores, Inc.	214,445	13,070,423
		39,632,193

Apparel, Accessories & Luxury Goods–4.25%
Michael Kors Holdings Ltd.(b)	534,853	29,251,111
Ralph Lauren Corp.	133,157	20,464,899
Under Armour, Inc.–Class A(b)(c)	511,459	26,728,847
		76,444,857

Application Software–4.14%
Autodesk, Inc.(b)	749,477	23,863,348
Citrix Systems, Inc.(b)	598,609	37,000,022
Salesforce.com, Inc.(b)	93,468	13,644,459
		74,507,829

Asset Management & Custody Banks–2.33%
Affiliated Managers Group, Inc.(b)	331,791	41,971,561

Automobile Manufacturers–1.95%
Tesla Motors, Inc.(b)	1,247,628	35,095,776

Automotive Retail–1.50%
O’Reilly Automotive, Inc.(b)	315,733	27,052,003

Biotechnology–5.07%
Alexion Pharmaceuticals, Inc.(b)	163,068	14,738,086
BioMarin Pharmaceutical Inc.(b)	737,462	27,315,592
Medivation Inc.(b)	426,122	21,783,357
Onyx Pharmaceuticals, Inc.(b)	349,481	27,385,331
		91,222,366

Broadcasting–2.26%
Discovery Communications, Inc.–Class A(b)	688,599	40,641,113

Building Products–1.39%
Lennox International Inc.	499,210	24,985,460

Casinos & Gaming–1.88%
Wynn Resorts Ltd.	279,995	33,896,195

Communications Equipment–0.86%
F5 Networks, Inc.(b)	187,991	15,505,498

Construction & Engineering–1.26%
MasTec Inc.(b)	1,007,142	22,721,123

	Shares	Value
Construction & Farm Machinery & Heavy Trucks–1.91%
Joy Global Inc.	550,022	$34,348,874

Consumer Finance–2.11%
Discover Financial Services	927,538	38,029,058

Data Processing & Outsourced Services–1.63%
Alliance Data Systems Corp.(b)	205,076	29,336,122

Diversified Chemicals–1.40%
PPG Industries, Inc.	215,984	25,287,407

Electrical Components & Equipment–3.44%
AMETEK, Inc.	1,089,238	38,722,411
Regal-Beloit Corp.	216,250	14,095,175
Rockwell Automation, Inc.	129,477	9,200,635
		62,018,221

Electronic Components–1.67%
Amphenol Corp.–Class A	499,823	30,054,357

Environmental & Facilities Services–1.46%
Waste Connections, Inc.	799,264	26,239,837

Food Retail–1.66%
Whole Foods Market, Inc.	316,259	29,959,215

Health Care Equipment–1.39%
Hologic, Inc.(b)	1,211,790	24,987,110

Health Care Facilities–1.49%
Universal Health Services, Inc.–Class B	649,447	26,880,611

Health Care Services–3.65%
DaVita HealthCare Partners Inc.(b)	284,867	32,053,235
Express Scripts Holding Co.(b)	329,886	20,301,184
HMS Holdings Corp.(b)	575,272	13,283,031
		65,637,450

Homebuilding–1.12%
Toll Brothers, Inc.(b)	612,367	20,214,235

Hotels, Resorts & Cruise Lines–0.50%
Starwood Hotels & Resorts Worldwide, Inc.	172,177	8,927,377

Household Appliances–0.77%
Whirlpool Corp.	142,364	13,906,116

Household Products–1.36%
Church & Dwight Co., Inc.	482,638	24,498,705

Industrial Gases–1.69%
Airgas, Inc.	342,786	30,497,670

Industrial Machinery–2.02%
Flowserve Corp.	268,784	36,417,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Growth Fund

	Shares	Value
Internet Software & Services–4.11%
Akamai Technologies, Inc.(b)	588,188	$22,345,262
Equinix, Inc.(b)	137,156	24,744,314
Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $24,794,390)(b)(d)	745,526	14,170,958
Rackspace Hosting, Inc.(b)	200,978	12,800,289
		74,060,823

IT Consulting & Other Services–1.59%
Cognizant Technology Solutions Corp.–Class A(b)	265,332	17,684,378
Teradata Corp.(b)	159,535	10,897,836
		28,582,214

Managed Health Care–0.15%
Aveta, Inc.(b)(d)	243,165	2,735,606

Movies & Entertainment–1.55%
Cinemark Holdings, Inc.	1,133,423	27,984,214

Oil & Gas Equipment & Services–3.47%
Cameron International Corp.(b)	573,269	29,030,342
FMC Technologies, Inc.(b)	300,316	12,282,925
Weatherford International Ltd.(b)	1,878,861	21,231,129
		62,544,396

Oil & Gas Exploration & Production–2.88%
EQT Corp.	322,779	19,570,091
Pioneer Natural Resources Co.	305,068	32,230,434
		51,800,525

Packaged Foods & Meats–0.12%
WhiteWave Foods Co.–Class A(b)(c)	128,208	2,111,586

Pharmaceuticals–1.43%
Endo Health Solutions Inc.(b)	271,184	7,772,134
Shire PLC–ADR (Ireland)	212,537	17,935,997
		25,708,131

Railroads–1.82%
Kansas City Southern	406,115	32,676,013

Regional Banks–1.07%
First Republic Bank	558,184	19,173,620

Restaurants–1.19%
Jack in the Box Inc.(b)	251,579	6,543,570
Panera Bread Co.–Class A(b)	88,454	14,916,882
		21,460,452

Semiconductors–1.64%
Avago Technologies Ltd.	893,919	29,526,145

Specialty Chemicals–1.66%
Albemarle Corp.	297,416	16,390,596
LyondellBasell Industries N.V.–Class A	253,915	13,556,522
		29,947,118

	Shares	Value
Specialty Stores–6.52%
Dick’s Sporting Goods, Inc.	681,056	$34,052,800
GNC Holdings, Inc.–Class A	773,044	29,893,612
Tractor Supply Co.	251,084	24,164,324
Ulta Salon, Cosmetics & Fragrance, Inc.	316,550	29,192,241
		117,302,977

Steel–0.91%
Allegheny Technologies, Inc.	619,324	16,319,187

Systems Software–1.33%
Red Hat, Inc.(b)	488,409	24,015,071

Technology Distributors–1.29%
Avnet, Inc.(b)	808,904	23,175,100

Trucking–1.57%
J.B. Hunt Transport Services, Inc.	482,607	28,329,031

Wireless Telecommunication Services–2.80%
SBA Communications Corp.–Class A(b)	524,842	34,901,993
Sprint Nextel Corp.(b)	2,785,784	15,433,243
		50,335,236
Total Common Stocks & Other Equity Interests (Cost $1,562,548,703)		1,762,022,805

Money Market Funds–2.78%
Liquid Assets Portfolio–Institutional Class(e)	25,046,825	25,046,825
Premier Portfolio–Institutional Class(e)	25,046,825	25,046,825
Total Money Market Funds (Cost $50,093,650)		50,093,650
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.65% (Cost $1,612,642,353)		1,812,116,455

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.15%
Liquid Assets Portfolio–Institutional Class (Cost $2,681,918)(e)(f)	2,681,918	2,681,918
TOTAL INVESTMENTS–100.80% (Cost $1,615,324,271)		1,814,798,373
OTHER ASSETS LESS LIABILITIES–(0.80)%		(14,452,661)
NET ASSETS–100.00%		$1,800,345,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2012.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2012 was $16,906,564, which represented less than 1% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2012

Consumer Discretionary	25.7%
Information Technology	18.3
Industrials	17.3
Health Care	13.2
Energy	6.3
Materials	5.7
Financials	5.5
Consumer Staples	3.1
Telecommunication Services	2.8
Money Market Funds Plus Other Assets Less Liabilities	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Growth Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $1,562,548,703)*	$1,762,022,805
Investments in affiliated money market funds, at value and cost	52,775,568
Total investments, at value (Cost $1,615,324,271)	1,814,798,373
Receivable for:
Investments sold	19,326,084
Fund shares sold	1,361,018
Dividends	96,804
Investment for trustee deferred compensation and retirement plans	93,186
Other assets	43,528
Total assets	1,835,718,993

Liabilities:
Payable for:
Investments purchased	24,275,281
Fund shares reacquired	6,073,062
Collateral upon return of securities loaned	2,681,918
Accrued fees to affiliates	1,709,843
Accrued other operating expenses	298,509
Trustee deferred compensation and retirement plans	334,668
Total liabilities	35,373,281
Net assets applicable to shares outstanding	$1,800,345,712

Net assets consist of:
Shares of beneficial interest	$1,697,293,094
Undistributed net investment income (loss)	(2,981,649)
Undistributed net realized gain (loss)	(93,439,835)
Unrealized appreciation	199,474,102
$1,800,345,712

Net Assets:
Class A	$1,462,066,853
Class B	$112,449,461
Class C	$128,213,119
Class R	$35,085,030
Class Y	$49,461,028
Class R5	$13,070,221

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	54,140,062
Class B	4,789,501
Class C	5,632,197
Class R	1,313,463
Class Y	1,794,315
Class R5	473,152
Class A:
Net asset value per share	$27.01
Maximum offering price per share
(Net asset value of $27.01 ÷ 94.50%)	$28.58
Class B:
Net asset value and offering price per share	$23.48
Class C:
Net asset value and offering price per share	$22.76
Class R:
Net asset value and offering price per share	$26.71
Class Y:
Net asset value and offering price per share	$27.57
Class R5:
Net asset value and offering price per share	$27.62

*	At October 31, 2012, securities with an aggregate value of $2,615,465 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Mid Cap Growth Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $56,394)	$10,685,691
Dividends from affiliated money market funds (includes securities lending income of $1,554,651)	1,585,975
Total investment income	12,271,666

Expenses:
Advisory fees	6,157,749
Administrative services fees	207,991
Custodian fees	11,620
Distribution fees:
Class A	1,799,302
Class B	147,027
Class C	602,473
Class R	80,990
Transfer agent fees — A, B, C, R and Y	2,612,946
Transfer agent fees — R5	5,775
Trustees’ and officers’ fees and benefits	50,198
Other	208,524
Total expenses	11,884,595
Less: Fees waived and expense offset arrangement(s)	(33,469)
Net expenses	11,851,126
Net investment income	420,540

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(14,319,812)
Change in net unrealized appreciation (depreciation) of investment securities	(28,430,964)
Net realized and unrealized gain (loss)	(42,750,776)
Net increase (decrease) in net assets resulting from operations	$(42,330,236)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income (loss)	$420,540	$(9,217,806)
Net realized gain (loss)	(14,319,812)	(45,098,949)
Change in net unrealized appreciation (depreciation)	(28,430,964)	(117,227,576)
Net increase (decrease) in net assets resulting from operations	(42,330,236)	(171,544,331)

Distributions to shareholders from net realized gains:
Class A	—	(84,792,467)
Class B	—	(9,607,933)
Class C	—	(8,351,094)
Class R	—	(902,695)
Class Y	—	(3,275,918)
Class R5	—	(101,928)
Total distributions from net realized gains	—	(107,032,035)

Share transactions–net:
Class A	297,100,985	(116,385,683)
Class B	6,660,877	(32,997,614)
Class C	34,919,410	(15,859,736)
Class R	18,911,822	5,617,373
Class Y	(1,064,979)	11,779,418
Class R5	10,073,871	2,446,795
Net increase (decrease) in net assets resulting from share transactions	366,601,986	(145,399,447)
Net increase (decrease) in net assets	324,271,750	(423,975,813)

Net assets:
Beginning of period	1,476,073,962	1,900,049,775
End of period (includes undistributed net investment income (loss) of $(2,981,649) and $(3,402,189), respectively)	$1,800,345,712	$1,476,073,962

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Growth Fund, formerly Invesco Van Kampen Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco Mid Cap Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11                         Invesco Mid Cap Growth Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12                         Invesco Mid Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Over $1 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $28,830.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended October 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $63,722 in front-end sales commissions from the sale of Class A shares and $416, $53,918 and $1,071 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2012, the Fund incurred $9,974 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Mid Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,797,891,809	$16,906,564	$—	$1,814,798,373

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,639.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14                         Invesco Mid Cap Growth Fund

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2016	$31,689,462	$—	$31,689,462
Not subject to expiration	26,510,215	—	26,510,215
	$58,199,677	$—	$58,199,677

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $804,579,080 and $683,986,191, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$263,025,713
Aggregate unrealized (depreciation) of investment securities	(64,907,610)
Net unrealized appreciation of investment securities	$198,118,103

Cost of investments for tax purposes is $1,616,680,270.

15                         Invesco Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,743,976	$47,038,702	4,978,879	$140,017,333
Class B	16,337	393,608	66,704	1,635,680
Class C	137,246	3,127,208	440,126	10,605,381
Class R	120,373	3,207,980	294,289	8,306,287
Class Y	324,044	8,782,361	1,066,698	30,010,470
Class R5	29,165	794,326	103,690	2,784,970

Issued as reinvestment of dividends:
Class A	—	—	3,220,770	82,322,866
Class B	—	—	422,298	9,375,010
Class C	—	—	364,305	7,901,774
Class R	—	—	35,595	901,986
Class Y	—	—	109,757	2,856,977
Class R5	—	—	3,883	101,106

Issued in connection with acquisitions:(b)
Class A	16,448,346	428,914,181	—	—
Class B	1,150,727	26,095,316	—	—
Class C	2,165,559	47,714,113	—	—
Class R	888,909	22,949,747	—	—
Class Y	236,389	6,285,183	—	—
Class R5	464,820	12,375,874	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	358,361	9,600,854	812,822	22,957,151
Class B	(412,207)	(9,600,854)	(910,976)	(22,957,151)

Reacquired:
Class A	(7,017,050)	(188,452,752)	(12,854,778)	(361,683,033)
Class B	(437,417)	(10,227,193)	(875,986)	(21,051,153)
Class C	(700,766)	(15,921,911)	(1,415,824)	(34,366,891)
Class R	(272,533)	(7,245,905)	(130,919)	(3,590,900)
Class Y	(592,137)	(16,132,523)	(742,708)	(21,088,029)
Class R5	(113,282)	(3,096,329)	(15,533)	(439,281)
Net increase (decrease) in share activity	14,538,860	$366,601,986	(5,026,908)	$(145,399,447)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 11, 2012, the Fund acquired all the net assets of Invesco Capital Development Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund November 30, 2011 and by the shareholders of the Target Fund on April 30, 2012. The acquisition was accomplished by a tax-free exchange of 21,354,750 shares of the Fund for 35,123,891 shares outstanding of the Target Fund as of the close of business on June 8, 2012. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on June 8, 2012. The Target Fund’s net assets at that date of $544,334,414, including $67,690,735 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,347,144,886 and $1,891,479,300 immediately after the acquisition.
The pro forma results of operations for the six months ended October 31, 2012 assuming the reorganization had been completed on May 1, 2012, the beginning of the annual reporting period, are as follows:

Net investment income	$125,284
Net realized/unrealized gains (losses)	(43,448,775)
Change in net assets resulting from operations	$(43,323,491)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed; it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since June 11, 2012.

16                         Invesco Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains		Net asset value, end of period	Total return		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/12	$28.15	$0.01	$(1.15)	$(1.14)	$—		$27.01	(4.05	)%(c)	$1,462,067	1.29	%(d)	1.29	%(d)	0.09	%(d)	48%
Year ended 04/30/12	33.15	(0.16)	(2.82)	(2.98)	(2.02)		28.15	(8.37	)(c)	1,199,482	1.31		1.31		(0.57)		109
One month ended 04/30/11	31.79	(0.03)	1.39	1.36	—		33.15	4.28	(c)	1,539,895	1.28	(e)	1.28	(e)	(1.10	)(e)	21
Year ended 03/31/11	24.65	(0.16)	7.30	7.14	—		31.79	28.97	(c)	1,485,888	1.29		1.29		(0.61)		162
Year ended 03/31/10	14.37	(0.10)	10.38	10.28	—		24.65	71.54	(f)	1,441,286	1.24		1.31		(0.49)		25
Year ended 03/31/09	25.07	(0.11)	(10.43)	(10.54)	(0.16	)(g)	14.37	(42.02	)(f)	848,832	1.19		1.40		(0.58)		29
Year ended 03/31/08	26.68	(0.03)	1.48	1.45	(3.06)		25.07	3.87	(f)	1,154,865	1.21		N/A		(0.09)		60
Class B
Six months ended 10/31/12	24.47	0.01	(1.00)	(0.99)	—		23.48	(4.05	)(c)	112,449	1.29	(d)	1.29	(d)	0.09	(d)	48
Year ended 04/30/12	29.11	(0.11)	(2.51)	(2.62)	(2.02)		24.47	(8.29	)(c)	109,449	1.21		1.21		(0.47)		109
One month ended 04/30/11	27.91	(0.03)	1.23	1.20	—		29.11	4.30	(c)(h)	167,947	1.35	(e)(h)	1.35	(e)(h)	(1.17	)(e)(h)	21
Year ended 03/31/11	21.69	(0.20)	6.42	6.22	—		27.91	28.68	(c)(i)	165,822	1.53	(i)	1.53	(i)	(0.85	)(i)	162
Year ended 03/31/10	12.68	(0.13)	9.14	9.01	—		21.69	71.06	(j)(k)	224,558	1.50	(j)	1.57	(j)	(0.74	)(j)	25
Year ended 03/31/09	22.24	(0.16)	(9.24)	(9.40)	(0.16	)(g)	12.68	(42.24	)(j)(k)	168,132	1.58	(j)	1.81	(j)	(0.94	)(j)	29
Year ended 03/31/08	24.07	(0.16)	1.39	1.23	(3.06)		22.24	3.36	(j)(k)	164,016	1.73	(j)	N/A		(0.60	)(j)	60
Class C
Six months ended 10/31/12	23.82	(0.07)	(0.99)	(1.06)	—		22.76	(4.45	)(c)	128,213	2.00	(d)	2.00	(d)	(0.62	)(d)	48
Year ended 04/30/12	28.63	(0.32)	(2.47)	(2.79)	(2.02)		23.82	(9.06	)(c)	95,998	2.06		2.06		(1.32)		109
One month ended 04/30/11	27.47	(0.04)	1.20	1.16	—		28.63	4.22	(c)	132,885	2.03	(e)	2.03	(e)	(1.85	)(e)	21
Year ended 03/31/11	21.45	(0.32)	6.34	6.02	—		27.47	28.07	(c)	128,536	2.04		2.04		(1.36)		162
Year ended 03/31/10	12.60	(0.23)	9.08	8.85	—		21.45	70.24	(l)	112,608	1.99		2.06		(1.24)		25
Year ended 03/31/09	22.19	(0.23)	(9.20)	(9.43)	(0.16	)(g)	12.60	(42.47	)(l)	69,522	1.94		2.15		(1.33)		29
Year ended 03/31/08	24.08	(0.22)	1.39	1.17	(3.06)		22.19	3.10	(l)	103,250	1.97		N/A		(0.84)		60
Class R
Six months ended 10/31/12	27.88	(0.02)	(1.15)	(1.17)	—		26.71	(4.20	)(c)	35,085	1.54	(d)	1.54	(d)	(0.16	)(d)	48
Year ended 04/30/12	32.94	(0.23)	(2.81)	(3.04)	(2.02)		27.88	(8.62	)(c)	16,080	1.56		1.56		(0.82)		109
One month ended 04/30/11	31.59	(0.04)	1.39	1.35	—		32.94	4.27	(c)	12,443	1.53	(e)	1.53	(e)	(1.35	)(e)	21
Year ended 03/31/11	24.55	(0.24)	7.28	7.04	—		31.59	28.68	(c)	11,742	1.54		1.54		(0.86)		162
Year ended 03/31/10	14.35	(0.22)	10.42	10.20	—		24.55	71.08	(m)	4,118	1.49		1.56		(0.96)		25
Period ended 03/31/09(n)	24.15	(0.08)	(9.56)	(9.64)	(0.16)		14.35	(39.89	)(m)(o)	99	1.44	(e)	1.76	(e)	(0.66	)(e)	29
Class Y(p)
Six months ended 10/31/12	28.70	0.05	(1.18)	(1.13)	—		27.57	(3.94	)(c)	49,461	1.04	(d)	1.04	(d)	0.34	(d)	48
Year ended 04/30/12	33.66	(0.09)	(2.85)	(2.94)	(2.02)		28.70	(8.12	)(c)	52,408	1.06		1.06		(0.32)		109
One month ended 04/30/11	32.27	(0.02)	1.41	1.39	—		33.66	4.31	(c)	46,867	1.03	(e)	1.03	(e)	(0.85	)(e)	21
Year ended 03/31/11	24.96	(0.09)	7.40	7.31	—		32.27	29.29	(c)	41,968	1.04		1.04		(0.36)		162
Year ended 03/31/10	14.52	(0.05)	10.49	10.44	—		24.96	71.90	(q)	143,273	0.99		1.06		(0.24)		25
Year ended 03/31/09	25.26	(0.06)	(10.52)	(10.58)	(0.16	)(g)	14.52	(41.86	)(q)	84,681	0.94		1.15		(0.31)		29
Year ended 03/31/08	26.80	0.04	1.48	1.52	(3.06)		25.26	4.12	(q)	89,448	0.98		N/A		0.14		60
Class R5
Six months ended 10/31/12	28.73	0.07	(1.18)	(1.11)	—		27.62	(3.86	)(c)	13,070	0.85	(d)	0.85	(d)	0.53	(d)	48
Year ended 04/30/12	33.64	(0.03)	(2.86)	(2.89)	(2.02)		28.73	(7.97	)(c)	2,656	0.85		0.85		(0.11)		109
One month ended 04/30/11	32.24	(0.02)	1.42	1.40	—		33.64	4.34	(c)	14	0.85	(e)	0.85	(e)	(0.67	)(e)	21
Period ended 03/31/11(n)	24.57	(0.05)	7.72	7.67	—		32.24	31.22	(c)	13	0.82	(e)	0.82	(e)	(0.26	)(e)	162

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $463,100,189 and sold of $272,857,307 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Capital Development into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,427,707, $116,671, $124,116, $32,132, $51,648 and $11,588 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Includes return of capital distributions of less than $0.01.
(h)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.32%.
(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.49%.
(j)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(n)	Commencement date of July 11, 2008 and June 1, 2010 for Class R shares and Class R5 shares, respectively.
(o)	Non-annualized.
(p)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(q)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
N/A=Not	Applicable

17                         Invesco Mid Cap Growth Fund

NOTE 11—Subsequent Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Dynamics Fund (the “Target Fund”).

The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

18                         Invesco Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[2]
A	$1,000.00	$959.50	$6.37	$1,018.70	$6.56	1.29%
B	1,000.00	959.50	6.37	1,018.70	6.56	1.29
C	1,000.00	955.50	9.86	1,015.12	10.16	2.00
R	1,000.00	958.00	7.60	1,017.44	7.83	1.54
Y	1,000.00	960.60	5.14	1,019.96	5.30	1.04
R5	1,000.00	961.40	4.28	1,020.92	4.33	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         Invesco Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Mid Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund reorganizations approved by the Trustees. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund

20                         Invesco Mid Cap Growth Fund

was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund and above the rate of one mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients.

The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

21                         Invesco Mid Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-MCG-SAR-1	Invesco Distributors, Inc.

Invesco Small Cap Value Fund

Effective September 24, 2012, Invesco Van Kampen Small Cap Value Fund was renamed Invesco Small Cap Value Fund.

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: VSCAX  ■  B: VSMBX  ■  C: VSMCX  ■  Y: VSMIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.08%
Class B Shares	-2.44
Class C Shares	-2.49
Class Y Shares	-1.99
S&P 500 Index▼ (Broad Market Index)	2.16
Russell 2000 Value Index■ (Style-Specific Index)	2.69
Lipper Small-Cap Value Funds Index¿ (Peer Group Index)	-0.01

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Small Cap Value Fund

Average Annual Total Returns

As of 10/31/12, including maximum applicable

sales charges

Class A Shares
Inception (6/21/99)	8.88%
10 Years	10.37
5 Years	2.07
1 Year	4.98

Class B Shares
Inception (6/21/99)	8.85%
10 Years	10.47
5 Years	2.57
1 Year	5.49

Class C Shares
Inception (6/21/99)	8.53%
10 Years	10.15
5 Years	2.46
1 Year	9.25

Class Y Shares
Inception (8/12/05)	7.03%
5 Years	3.48
1 Year	11.32

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Small Cap Value Fund (renamed Invesco Small Cap Value Fund). Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns

As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (6/21/99)	9.15%
10 Years	10.87
5 Years	2.94
1 Year	29.37

Class B Shares
Inception (6/21/99)	9.11%
10 Years	10.97
5 Years	3.47
1 Year	31.22

Class C Shares
Inception (6/21/99)	8.80%
10 Years	10.67
5 Years	3.35
1 Year	34.85

Class Y Shares
Inception (8/12/05)	7.49%
5 Years	4.36
1 Year	37.10

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.17%, 1.92%, 1.90% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or expenses in the past on Class B shares, performance would have been lower.

3                         Invesco Small Cap Value Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Small Cap Value Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks–99.10%
Air Freight & Logistics–2.17%
UTi Worldwide, Inc.	3,263,100	$45,324,459

Apparel Retail–4.93%
Abercrombie & Fitch Co.–Class A	1,885,400	57,655,532
Guess?, Inc.	1,826,800	45,268,104
		102,923,636

Apparel, Accessories & Luxury Goods–2.84%
Jones Group Inc. (The)	3,539,400	41,800,314
Maidenform Brands, Inc.(b)	850,025	15,903,968
Quiksilver, Inc.(b)	464,347	1,485,910
		59,190,192

Asset Management & Custody Banks–2.16%
Janus Capital Group Inc.	5,305,800	45,099,300

Auto Parts & Equipment–0.66%
Modine Manufacturing Co.(b)	2,038,031	13,858,611

Computer Storage & Peripherals–1.58%
Synaptics Inc.(b)	1,421,800	32,928,888

Construction & Engineering–2.01%
Aegion Corp.(b)(c)	2,274,100	42,002,627

Construction & Farm Machinery & Heavy Trucks–4.20%
Terex Corp.(b)	2,482,400	55,978,120
WABCO Holdings Inc.(b)	541,500	31,715,655
		87,693,775

Consumer Electronics–2.15%
Harman International Industries, Inc.	1,068,159	44,787,907

Data Processing & Outsourced Services–0.61%
Euronet Worldwide, Inc.(b)	623,868	12,658,282

Diversified Metals & Mining–0.87%
Globe Specialty Metals Inc.	1,212,300	18,220,869

Education Services–1.74%
Grand Canyon Education, Inc.(b)	1,665,843	36,248,744

Electrical Components & Equipment–3.01%
Belden Inc.	1,753,853	62,787,937

Electronic Components–1.26%
Rogers Corp.(b)	666,876	26,281,583

Electronic Equipment & Instruments–0.32%
Checkpoint Systems, Inc.(b)	829,286	6,733,802

Electronic Manufacturing Services–7.17%
Flextronics International Ltd. (Singapore)(b)	5,034,300	29,047,911
Jabil Circuit, Inc.	2,400,600	41,626,404
KEMET Corp.(b)	1,406,678	6,386,318

	Shares	Value
Electronic Manufacturing Services–(continued)
Methode Electronics, Inc.(c)	2,560,881	$25,916,116
Sanmina–SCI Corp.(b)(c)	5,250,394	46,676,003
		149,652,752

Gas Utilities–0.01%
UGI Corp.	6,004	193,869

Health Care Facilities–7.42%
Brookdale Senior Living Inc.(b)	2,154,700	50,549,262
Health Management Associates Inc.–Class A(b)	6,940,508	50,665,708
Universal Health Services, Inc.–Class B	766,400	31,721,296
VCA Antech, Inc.(b)	1,118,531	21,900,837
		154,837,103

Health Care Services–1.90%
AMN Healthcare Services, Inc.(b)(c)	4,001,298	39,692,876

Health Care Supplies–3.02%
Alere, Inc.(b)	3,281,523	63,005,242

Home Entertainment Software–0.09%
THQ Inc.(b)(c)	671,571	1,900,546

Human Resource & Employment Services–2.43%
Manpower, Inc.	1,339,400	50,816,836

Investment Banking & Brokerage–0.42%
FBR & Co.(b)(c)	2,947,933	8,784,840

IT Consulting & Other Services–1.82%
CIBER, Inc.(b)(c)	5,977,400	18,649,488
iGATE Corp.(b)	1,198,630	19,238,012
		37,887,500

Life & Health Insurance–1.93%
CNO Financial Group, Inc.	4,201,888	40,254,087

Life Sciences Tools & Services–1.87%
PerkinElmer, Inc.	1,263,400	39,076,962

Managed Health Care–0.04%
Triple-S Management Corp.–Class B (Puerto Rico)(b)	51,658	931,910

Office Services & Supplies–2.94%
ACCO Brands Corp.(b)	5,042,712	36,509,235
Interface, Inc.	1,740,437	24,905,653
		61,414,888

Oil & Gas Equipment & Services–3.53%
Global Geophysical Services, Inc.(b)	1,634,500	7,551,390
ION Geophysical Corp.(b)	5,395,043	34,851,978
Superior Energy Services, Inc.(b)	1,539,880	31,305,760
		73,709,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Value Fund

	Shares	Value
Oil & Gas Exploration & Production–1.07%
Goodrich Petroleum Corp.(b)	1,816,712	$22,400,059

Packaged Foods & Meats–0.12%
WhiteWave Foods Co.–Class A(b)	147,300	2,426,031

Paper Packaging–2.30%
Sealed Air Corp.	2,962,173	48,046,446

Property & Casualty Insurance–2.53%
AmTrust Financial Services, Inc.	821,209	19,873,258
Argo Group International Holdings, Ltd.	955,000	32,852,000
		52,725,258

Regional Banks–6.55%
First Horizon National Corp.	5,228,867	48,680,752
First Niagara Financial Group, Inc.	2,947,217	24,402,957
Zions Bancorp.	2,967,500	63,712,225
		136,795,934

Reinsurance–3.31%
Reinsurance Group of America, Inc.	412,494	21,829,183
Validus Holdings, Ltd. (Bermuda)	1,320,400	47,270,320
		69,099,503

Research & Consulting Services–3.46%
Dun & Bradstreet Corp. (The)	504,100	40,852,264
Resources Connection Inc.(c)	2,542,614	31,375,857
		72,228,121

Restaurants–2.33%
Sonic Corp.(b)(c)	4,885,531	48,708,744

	Shares	Value
Semiconductor Equipment–3.28%
Advanced Energy Industries, Inc.(b)	1,807,700	$21,348,937
GT Advanced Technologies Inc.(b)	5,761,000	25,002,740
Lam Research Corp.(b)	622,917	22,051,262
		68,402,939

Semiconductors–5.97%
Lattice Semiconductor Corp.(b)(c)	10,928,800	42,403,744
Microsemi Corp.(b)	2,041,600	39,198,720
ON Semiconductor Corp.(b)	6,982,900	42,944,835
		124,547,299

Trading Companies & Distributors–3.08%
AerCap Holdings N.V.(b)	5,168,177	64,395,485
Total Common Stocks (Cost $1,955,194,105)		2,068,674,970

Money Market Funds–1.18%
Liquid Assets Portfolio–Institutional Class(d)	12,286,022	12,286,022
Premier Portfolio–Institutional Class(d)	12,286,022	12,286,022
Total Money Market Funds (Cost $24,572,044)		24,572,044
TOTAL INVESTMENTS–100.28% (Cost $1,979,766,149)		2,093,247,014
OTHER ASSETS LESS LIABILITIES–(0.28)%		(5,758,870)
NET ASSETS–100.00%		$2,087,488,144

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of October 31, 2012 was $306,110,841, which represented 14.66% of the Fund’s Net Assets. See Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2012

Industrials	23.3%
Information Technology	22.1
Financials	16.9
Consumer Discretionary	14.6
Health Care	14.3
Energy	4.6
Materials	3.2
Consumer Staples	0.1
Money Market Funds Plus Other Assets Less Liabilities	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $1,614,216,862)	$1,762,564,129
Investments in affiliates, at value (Cost $365,549,287)	330,682,885
Total investments, at value (Cost $1,979,766,149)	2,093,247,014
Receivable for:
Investments sold	4,265,499
Fund shares sold	2,393,297
Dividends	331,134
Investment for trustee deferred compensation and retirement plans	38,210
Other assets	42,871
Total assets	2,100,318,025

Liabilities:
Payable for:
Investments purchased	4,782,584
Fund shares reacquired	5,565,201
Accrued fees to affiliates	2,076,092
Accrued other operating expenses	246,974
Trustee deferred compensation and retirement plans	159,030
Total liabilities	12,829,881
Net assets applicable to shares outstanding	$2,087,488,144

Net assets consist of:
Shares of beneficial interest	$1,693,469,185
Undistributed net investment income (loss)	(3,674,723)
Undistributed net realized gain	284,212,817
Unrealized appreciation	113,480,865
$2,087,488,144

Net Assets:
Class A	$1,224,427,240
Class B	$28,049,229
Class C	$123,893,583
Class Y	$711,118,092

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	70,258,447
Class B	1,795,493
Class C	8,097,241
Class Y	40,153,883
Class A:
Net asset value per share	$17.43
Maximum offering price per share
(Net asset value of $17.43 ÷ 94.50%)	$18.44
Class B:
Net asset value and offering price per share	$15.62
Class C:
Net asset value and offering price per share	$15.30
Class Y:
Net asset value and offering price per share	$17.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Value Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends	$7,279,161
Dividends from affiliates	696,587
Total investment income	7,975,748

Expenses:
Advisory fees	6,772,506
Administrative services fees	223,725
Custodian fees	28,765
Distribution fees:
Class A	1,570,190
Class B	152,191
Class C	639,318
Transfer agent fees	2,420,623
Trustees’ and officers’ fees and benefits	63,102
Other	243,038
Total expenses	12,113,458
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(573,539)
Net expenses	11,539,919
Net investment income (loss)	(3,564,171)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	157,031,855
Change in net unrealized appreciation (depreciation) of investment securities	(202,086,451)
Net realized and unrealized gain (loss)	(45,054,596)
Net increase (decrease) in net assets resulting from operations	$(48,618,767)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income (loss)	$(3,564,171)	$(4,781,131)
Net realized gain	157,031,855	250,939,667
Change in net unrealized appreciation (depreciation)	(202,086,451)	(351,966,248)
Net increase (decrease) in net assets resulting from operations	(48,618,767)	(105,807,712)

Distributions to shareholders from net realized gains:
Class A	—	(83,002,653)
Class B	—	(2,902,184)
Class C	—	(10,267,086)
Class Y	—	(44,320,919)
Total distributions from net realized gains	—	(140,492,842)

Share transactions-net:
Class A	(73,982,815)	412,440,578
Class B	(5,203,666)	220,542
Class C	(12,724,159)	12,739,973
Class Y	(17,349,860)	617,701,249
Net increase (decrease) in net assets resulting from share transactions	(109,260,500)	1,043,102,342
Net increase (decrease) in net assets	(157,879,267)	796,801,788

Net assets:
Beginning of period	2,245,367,411	1,448,565,623
End of period (includes undistributed net investment income (loss) of $(3,674,723) and $(110,552), respectively)	$2,087,488,144	$2,245,367,411

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Value Fund, formerly Invesco Van Kampen Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

9                         Invesco Small Cap Value Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.

10                         Invesco Small Cap Value Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $500 million	0.67%
Next $500 million	0.645%
Over $1 billion	0.62%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.03%, 1.40% (after Rule 12b-1 fee limit), 1.78% and 0.78%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $553,034.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Expenses under the Plans before fee waivers are shown as distribution fees in the Statement of Operations as Distribution fees. For the six months ended October 31, 2012, 12b-1 fees for Class B shares were $132,595 after fee waivers of $19,596.

11                         Invesco Small Cap Value Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $11,422 in front-end sales commissions from the sale of Class A shares and $487, $15,392 and $823 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,093,247,014	$—	$—	$2,093,247,014

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended October 31, 2012.

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/12	Dividend Income
ACCO Brands Corp.(a)	$44,545,391	$5,732,227	$—	$(13,768,383)	$—	$36,509,235	$—
Aegion Corp.	41,502,325	—	—	500,302	—	42,002,627	—
AMN Healthcare Services, Inc.	26,848,710	—	—	12,844,166	—	39,692,876	—
CIBER, Inc.	24,865,984	—	—	(6,216,496)	—	18,649,488	—
FBR & Co.	15,850,445	—	(8,341,759)	4,149,809	(2,873,655)	8,784,840	—
Lattice Semiconductor Corp.	36,698,844	16,750,245	—	(11,045,345)	—	42,403,744	—
Methode Electronics, Inc.	21,639,444	—	—	4,276,672	—	25,916,116	358,523
Resources Connection Inc.	33,003,130	—	—	(1,627,273)	—	31,375,857	279,688
Sanmina-SCI Corp.	44,339,747	2,316,292	—	19,964	—	46,676,003	—
Sonic Corp.	41,135,387	60,565	(8,372,557)	15,841,936	43,413	48,708,744	—
THQ Inc.	4,549,227	—	(4)	(2,648,647)	(30)	1,900,546	—
Total	$334,978,634	$24,859,329	$(16,714,320)	$2,326,705	$(2,830,272)	$342,620,076	$638,211

(a)	As of October 31, 2012, the issuer is no longer considered an affiliate of the Fund.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2012, the Fund engaged in securities purchases of $7,521,334.

12                         Invesco Small Cap Value Fund

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $909.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2017	$2,851,148	$—	$2,851,148

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of the reorganizations of Invesco Special Value Fund, Invesco Small-Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small-Mid Cap Value Fund into the Fund, are realized on securities held in each fund at such date of the reorganizations, the capital loss carryforward may be further limited for up to five years from the date of the reorganizations.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $455,054,283 and $535,867,118, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$231,968,461
Aggregate unrealized (depreciation) of investment securities	(132,289,454)
Net unrealized appreciation of investment securities	$99,679,007

Cost of investments for tax purposes is $1,993,568,007.

13                         Invesco Small Cap Value Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	5,334,354	$90,754,961	18,125,813	$312,999,273
Class B	6,298	94,797	18,890	296,099
Class C	132,792	1,999,844	515,139	7,516,931
Class Y	3,782,815	66,286,614	8,637,301	152,677,204

Issued as reinvestment of dividends:
Class A	—	—	5,145,436	80,062,984
Class B	—	—	192,510	2,697,063
Class C	—	—	708,420	9,740,782
Class Y	—	—	2,712,264	42,799,519

Automatic conversion of Class B shares to Class A shares:
Class A	162,422	2,755,481	1,008,126	17,262,960
Class B	(180,871)	(2,755,481)	(1,111,006)	(17,262,960)

Issued in connection with acquisitions:(b)
Class A	—	—	28,565,022	546,905,635
Class B	—	—	1,395,411	24,277,773
Class C	—	—	2,655,889	45,515,921
Class Y	—	—	34,418,470	666,710,807

Reacquired:(c)
Class A	(9,756,969)	(167,493,257)	(32,468,502)	(544,790,274)
Class B	(165,846)	(2,542,982)	(605,579)	(9,787,433)
Class C	(980,839)	(14,724,003)	(3,353,548)	(50,033,661)
Class Y	(4,813,757)	(83,636,474)	(14,235,705)	(244,486,281)
Net increase (decrease) in share activity	(6,479,601)	$(109,260,500)	52,324,351	$1,043,102,342

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 23, 2011 the Fund acquired all the net assets of Invesco Special Value Fund, Invesco Small-Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small-Mid Cap Value Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 67,034,792 shares of the Fund for 28,177,350, 7,763,887, 29,315,528 and 1,571,735 shares outstanding of Invesco Special Value Fund, Invesco Small-Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small-Mid Cap Value Fund, respectively, as of the close of business on May 20, 2011. Each class of the Target Funds was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Funds to the net asset value of the Fund at the close of business on May 20, 2011. The net assets of Invesco Special Value Fund, Invesco Small-Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small-Mid Cap Value Fund at that date of $390,180,913, $94,779,328, $783,803,191 and $14,646,704, including $97,721,791, $24,269,354, $189,121,985 and $3,495,853 of unrealized appreciation, were combined with those of the Fund. The Fund’s net assets immediately before the acquisition were $1,450,891,862, and the Fund’s net assets immediately after the acquisition were $2,734,301,998.
The pro forma results of operations for the year ended April 30, 2012 assuming the reorganization had been completed on May 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(5,675,124)
Net realized/unrealized gains (losses)	(125,107,953)
Change in net assets resulting from operations	$(130,783,077)

The combined investment portfolios, which were managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund’s Statement of Operations since May 20, 2011.
(c)	Net of redemption fees of $0 and $67,324 allocated among the classes based on relative net assets of each class for six months ended October 31, 2012 and for the year ended April 30, 2012.

14                         Invesco Small Cap Value Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) onsecurities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Distributions from net realized gains	Total distributions		Net asset value, end of period		Total return		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/12	$17.80	$(0.03)	$(0.34)	$(0.37)	$—		$—	$—		$17.43		(2.08	)%(c)	$1,224,427	1.12	%(d)	1.17	%(d)	(0.37	)%(d)	22%
Year ended 04/30/12	19.71	(0.04)	(0.75)	(0.79)	—		(1.12)	(1.12)		17.80	(e)	(3.18	)(c)	1,326,668	1.03		1.17		(0.24)		50
One month ended 04/30/11	19.17	(0.01)	0.55	0.54	—		—	—		19.71	(e)	2.82	(c)	1,067,286	1.33	(f)	1.36	(f)	(0.84	)(f)	5
Year ended 03/31/11	16.06	(0.03)	3.75	3.72	—		(0.61)	(0.61)		19.17	(e)	23.46	(c)	1,045,598	1.19		1.18		(0.19)		67
Year ended 03/31/10	9.56	(0.05)	6.55	6.50	(0.00	)(g)	—	(0.00	)(g)	16.06		68.04	(h)	675,936	1.25		1.25		(0.38)		28
Year ended 03/31/09	14.41	0.05	(4.83)	(4.78)	(0.03)		(0.04)	(0.07)		9.56		(33.21	)(h)	225,016	1.34		1.34		0.40		63
Year ended 03/31/08	17.57	(0.03)	(1.49)	(1.52)	—		(1.64)	(1.64)		14.41		(9.31	)(h)	248,178	1.29		1.29		(0.21)		46
Class B
Six months ended 10/31/12	16.01	(0.08)	(0.31)	(0.39)	—		—	—		15.62		(2.44	)(c)	28,049	1.74	(d)	1.92	(d)	(0.99	)(d)	22
Year ended 04/30/12	17.91	(0.08)	(0.70)	(0.78)	—		(1.12)	(1.12)		16.01	(e)	(3.45	)(c)	34,194	1.33		1.81		(0.54)		50
One month ended 04/30/11	17.42	(0.01)	0.50	0.49	—		—	—		17.91	(e)	2.81	(c)(i)	40,226	1.33	(f)(i)	1.36	(f)(i)	(0.84	)(f)(i)	5
Year ended 03/31/11	14.69	(0.09)	3.43	3.34	—		(0.61)	(0.61)		17.42	(e)	23.07	(c)(i)	40,485	1.57	(i)	1.56	(i)	(0.57	)(i)	67
Year ended 03/31/10	8.77	(0.09)	6.01	5.92	—		—	—		14.69		67.50	(j)(k)	49,140	1.62	(k)	1.62	(k)	(0.78	)(k)	28
Year ended 03/31/09	13.24	0.02	(4.44)	(4.42)	(0.01)		(0.04)	(0.05)		8.77		(33.39	)(j)(k)	37,961	1.51	(k)	1.51	(k)	0.16	(k)	63
Year ended 03/31/08	16.35	(0.11)	(1.36)	(1.47)	—		(1.64)	(1.64)		13.24		(9.64	)(j)(k)	78,649	1.73	(k)	1.73	(k)	(0.68	)(k)	46
Class C
Six months ended 10/31/12	15.69	(0.08)	(0.31)	(0.39)	—		—	—		15.30		(2.49	)(c)	123,894	1.86	(d)	1.91	(d)	(1.11	)(d)	22
Year ended 04/30/12	17.65	(0.15)	(0.69)	(0.84)	—		(1.12)	(1.12)		15.69	(e)	(3.85	)(c)	140,342	1.76		1.90		(0.97)		50
One month ended 04/30/11	17.17	(0.02)	0.50	0.48	—		—	—		17.65	(e)	2.80	(c)	148,624	2.08	(f)	2.11	(f)	(1.59	)(f)	5
Year ended 03/31/11	14.55	(0.14)	3.37	3.23	—		(0.61)	(0.61)		17.17	(e)	22.52	(c)	146,633	1.94		1.93		(0.94)		67
Year ended 03/31/10	8.72	(0.14)	5.97	5.83	—		—	—		14.55		66.86	(l)	109,871	2.00		2.00		(1.14)		28
Year ended 03/31/09	13.23	(0.04)	(4.43)	(4.47)	—		(0.04)	(0.04)		8.72		(33.76	)(l)	50,495	2.10		2.10		(0.36)		63
Year ended 03/31/08	16.38	(0.15)	(1.36)	(1.51)	—		(1.64)	(1.64)		13.23		(9.95	)(l)	64,492	2.04		2.04		(0.95)		46
Class Y(m)
Six months ended 10/31/12	18.07	(0.01)	(0.35)	(0.36)	—		—	—		17.71		(1.99	)(c)	711,118	0.87	(d)	0.92	(d)	(0.12	)(d)	22
Year ended 04/30/12	19.94	0.00	(0.75)	(0.75)	—		(1.12)	(1.12)		18.07	(e)	(2.93	)(c)	744,163	0.78		0.92		0.01		50
One month ended 04/30/11	19.38	(0.01)	0.57	0.56	—		—	—		19.94	(e)	2.89	(c)	192,429	1.08	(f)	1.11	(f)	(0.59	)(f)	5
Year ended 03/31/11	16.19	0.01	3.79	3.80	—		(0.61)	(0.61)		19.38	(e)	23.77	(c)	178,627	0.94		0.93		0.06		67
Year ended 03/31/10	9.63	(0.02)	6.61	6.59	(0.03)		—	(0.03)		16.19		68.43	(n)	128,802	1.00		1.00		(0.13)		28
Year ended 03/31/09	14.53	0.08	(4.88)	(4.80)	(0.06)		(0.04)	(0.10)		9.63		(33.09	)(n)	32,407	1.09		1.09		0.63		63
Year ended 03/31/08	17.66	0.02	(1.51)	(1.49)	—		(1.64)	(1.64)		14.53		(9.03	)(n)	34,486	1.06		1.06		0.12		46

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $983,090,206 and sold of $586,342,254 in the effort to realign the Fund’s portfolio holdings after the reorganization of the Target Funds into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,245,912, $30,190, $128,205 and $702,079 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Annualized.
(g)	Amount is less than $0.01 per share.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% and 0.63% for the period April 1, 2011 to April 30, 2011 and the year ended March 31, 2011, respectively.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

15                         Invesco Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2,3]	Ending Account Value (10/31/12)	Expenses Paid During Period[2,4]
A	$1,000.00	$979.20	$5.59	$1,019.56	$5.70	1.12%
B	1,000.00	975.60	8.66	1,016.43	8.84	1.74
C	1,000.00	975.10	9.26	1,015.83	9.45	1.86
Y	1,000.00	980.10	4.34	1,020.82	4.43	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.16%, 1.91%, 1.90% and 0.91% for Class A, Class B, Class C and Class Y shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.79, $9.51, $9.46 and $4.54 for Class A, Class B, Class C and Class Y shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.90, $9.70, $9.65 and $4.63 for Class A, Class B, Class C and Class Y shares, respectively.

16                         Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Small Cap Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by

Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period, the third quintile for the three

17                         Invesco Small Cap Value Fund

year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds in a manner substantially similar to the management of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Small Cap Value Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-SCV-SAR-1	Invesco Distributors, Inc.

Invesco Value Opportunities Fund

Effective September 24, 2012, Invesco Van Kampen Value Opportunities Fund was renamed Invesco Value Opportunities Fund.

Semiannual Report to Shareholders ■ October 31, 2012

Nasdaq:

A: VVOAX ■ B: VVOBX ■ C: VVOCX ■ R: VVORX ■ Y: VVOIX ■ R5: VVONX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/12 to 10/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.61%
Class B Shares	3.67
Class C Shares	3.30
Class R Shares	3.52
Class Y Shares	3.82
Class R5 Shares*	3.90
S&P 500 Index▼ (Broad Market Index)	2.16
Russell 3000 Value Index■ (Style-Specific Index)	4.56
Russell 1000 Value Index■ (Former Style-Specific Index)**	4.72
Lipper Multi-Cap Value Funds Index¿ (Peer Group Index)	2.16
Lipper Large-Cap Value Funds Index¿ (Former Peer Group Index)**	2.79

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■ Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

*	Effective September 24, 2012, Institutional class shares were renamed R5 shares.
**	During the reporting period, the Fund has elected to use the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index as its style-specific and peer group indexes, respectively, rather than the Russell 1000 Value Index and the Lipper Large-Cap Value Funds Index, respectively, because these benchmarks more closely reflect the performance of the types of securities in which the Fund invests.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 3000® Value Index is an unmanaged index considered representative of US value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Value Funds Index is an unmanaged index considered representative of multicap value funds tracked by Lipper.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Value Opportunities Fund

Average Annual Total Returns As of 10/31/12, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	2.91%
10 Years	6.51
5 Years	-3.53
1 Year	10.65

Class B Shares
Inception (6/25/01)	2.87%
10 Years	6.49
5 Years	-3.27
1 Year	12.13

Class C Shares
Inception (6/25/01)	2.68%
10 Years	6.37
5 Years	-3.10
1 Year	15.35

Class R Shares
10 Years	6.86%
5 Years	-2.66
1 Year	16.92

Class Y Shares
Inception (3/23/05)	2.32%
5 Years	-2.19
1 Year	17.52

Class R5 Shares
10 Years	7.22%
5 Years	-2.26
1 Year	17.81

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Value Opportunities Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Value Opportunities Fund (renamed Invesco Value Opportunities Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns As of 9/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	2.98%
10 Years	7.14
5 Years	-3.16
1 Year	25.10

Class B Shares
Inception (6/25/01)	2.95%
10 Years	7.10
5 Years	-2.91
1 Year	27.49

Class C Shares
Inception (6/25/01)	2.75%
10 Years	6.98
5 Years	-2.74
1 Year	30.39

Class R Shares
10 Years	7.47%
5 Years	-2.32
1 Year	32.07

Class Y Shares
Inception (3/23/05)	2.41%
5 Years	-1.84
1 Year	32.77

Class R5 Shares
10 Years	7.83%
5 Years	-1.91
1 Year	33.23

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.40%, 1.40%, 2.11%, 1.65%, 1.15% and 0.81%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Value Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.

    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.

We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.

    Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.

If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Value Opportunities Fund

Schedule of Investments(a)

October 31, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.33%
Advertising–5.90%
Omnicom Group Inc.	1,107,194	$53,045,665

Aerospace & Defense–1.91%
Honeywell International Inc.	280,716	17,191,048

Asset Management & Custody Banks–1.94%
Bank of New York Mellon Corp. (The)	707,331	17,478,149

Automobile Manufacturers–2.08%
Renault S.A. (France)	415,709	18,703,629

Brewers–1.69%
Molson Coors Brewing Co.–Class B	352,542	15,208,662

Cable & Satellite–2.41%
Time Warner Cable Inc.	218,476	21,653,156

Computer Hardware–4.52%
Apple Inc.	40,117	23,873,627
Dell Inc.	641,751	5,923,362
Hewlett-Packard Co.	779,692	10,798,734
		40,595,723

Department Stores–2.21%
Macy’s, Inc.	521,579	19,856,513

Diversified Banks–6.04%
Comerica Inc.	335,913	10,013,567
U.S. Bancorp	387,021	12,852,967
Wells Fargo & Co.	933,397	31,446,145
		54,312,679

Food Retail–1.54%
Kroger Co. (The)	549,900	13,868,478

General Merchandise Stores–2.35%
Target Corp.	332,103	21,171,566

Household Products–1.57%
Procter & Gamble Co. (The)	203,970	14,122,883

Industrial Conglomerates–1.89%
General Electric Co.	809,008	17,037,708

Integrated Oil & Gas–13.71%
Chevron Corp.	353,959	39,009,821
Exxon Mobil Corp.	136,022	12,401,126
Petroleo Brasileiro S.A.–ADR (Brazil)	670,796	14,227,583
Royal Dutch Shell PLC–ADR (United Kingdom)	572,370	39,195,898
Total S.A.–ADR (France)	365,955	18,444,132
		123,278,560

	Shares	Value
Investment Banking & Brokerage–2.65%
Goldman Sachs Group, Inc. (The)	93,344	$11,424,372
Morgan Stanley	715,726	12,439,318
		23,863,690

Life & Health Insurance–2.97%
MetLife, Inc.	386,376	13,712,484
Unum Group	642,200	13,023,816
		26,736,300

Managed Health Care–3.61%
UnitedHealth Group Inc.	362,549	20,302,744
WellPoint, Inc.	198,137	12,141,835
		32,444,579

Marine–0.31%
Diana Shipping Inc. (Greece)(b)	383,267	2,759,522

Oil & Gas Drilling–1.11%
Noble Corp.(b)	263,258	9,935,357

Other Diversified Financial Services–8.84%
Bank of America Corp.	1,531,207	14,270,849
Citigroup Inc.	605,680	22,646,375
JPMorgan Chase & Co.	1,020,218	42,522,687
		79,439,911

Pharmaceuticals–4.69%
Bristol-Myers Squibb Co.	386,583	12,853,885
Pfizer Inc.	1,179,000	29,321,730
		42,175,615

Property & Casualty Insurance–13.96%
Allied World Assurance Co. Holdings AG	269,958	21,677,627
Allstate Corp. (The)	684,066	27,348,959
Aspen Insurance Holdings Ltd.	925,324	29,934,231
Chubb Corp. (The)	429,950	33,097,551
Travelers Cos., Inc. (The)	189,558	13,447,245
		125,505,613

Steel–1.14%
POSCO–ADR (South Korea)	130,202	10,205,233

Wireless Telecommunication Services–2.29%
Vodafone Group PLC–ADR (United Kingdom)	755,647	20,568,711
Total Common Stocks & Other Equity Interests (Cost $697,970,355)		821,158,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Value Opportunities Fund

	Shares	Value
Money Market Funds–9.03%
Liquid Assets Portfolio–Institutional Class(c)	40,614,958	$40,614,958
Premier Portfolio–Institutional Class(c)	40,614,959	40,614,959
Total Money Market Funds (Cost $81,229,917)		81,229,917
TOTAL INVESTMENTS–100.36% (Cost $779,200,272)		902,388,867
OTHER ASSETS LESS LIABILITIES–(0.36)%		(3,218,457)
NET ASSETS–100.00%		$899,170,410

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2012

Financials	36.4%
Consumer Discretionary	15.0
Energy	14.8
Health Care	8.3
Consumer Staples	4.8
Information Technology	4.5
Industrials	4.1
Telecommunication Services	2.3
Materials	1.1
Money Market Funds Plus Other Assets Less Liabilities	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Value Opportunities Fund

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets:
Investments, at value (Cost $697,970,355)	$821,158,950
Investments in affiliated money market funds, at value and cost	81,229,917
Total investments, at value (Cost $779,200,272)	902,388,867
Foreign currencies, at value (Cost $641,532)	647,562
Receivable for:
Investments sold	82,591
Fund shares sold	334,945
Dividends	467,422
Investment for trustee deferred compensation and retirement plans	102,757
Other assets	38,251
Total assets	904,062,395

Liabilities:
Payable for:
Fund shares reacquired	3,201,197
Accrued fees to affiliates	856,770
Accrued other operating expenses	291,009
Trustee deferred compensation and retirement plans	543,009
Total liabilities	4,891,985
Net assets applicable to shares outstanding	$899,170,410

Net assets consist of:
Shares of beneficial interest	$1,054,570,291
Undistributed net investment income	12,300,216
Undistributed net realized gain (loss)	(290,894,722)
Unrealized appreciation	123,194,625
$899,170,410

Net Assets:
Class A	$710,786,806
Class B	$57,157,096
Class C	$97,039,237
Class R	$18,978,320
Class Y	$11,297,173
Class R5	$3,911,778

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	66,979,178
Class B	5,461,810
Class C	9,406,467
Class R	1,794,151
Class Y	1,065,181
Class R5	366,816
Class A:
Net asset value per share	$10.61
Maximum offering price per share
(Net asset value of $10.61 ÷ 94.50%)	$11.23
Class B:
Net asset value and offering price per share	$10.46
Class C:
Net asset value and offering price per share	$10.32
Class R:
Net asset value and offering price per share	$10.58
Class Y:
Net asset value and offering price per share	$10.61
Class R5:
Net asset value and offering price per share	$10.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Value Opportunities Fund

Statement of Operations

For the six months ended October 31, 2012

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $350,218)	$11,203,078
Dividends from affiliated money market funds	38,108
Total investment income	11,241,186

Expenses:
Advisory fees	3,028,741
Administrative services fees	121,412
Custodian fees	1,333
Distribution fees:
Class A	895,612
Class B	77,087
Class C	466,432
Class R	47,986
Transfer agent fees — A, B, C, R and Y	1,413,211
Transfer agent fees — R5	447
Trustees’ and officers’ fees and benefits	32,549
Other	65,757
Total expenses	6,150,567
Less: Fees waived and expense offset arrangement(s)	(35,684)
Net expenses	6,114,883
Net investment income	5,126,303

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	51,615,711
Foreign currencies	(8,607)
51,607,104
Change in net unrealized appreciation (depreciation) of:
Investment securities	(25,616,095)
Foreign currencies	6,749
(25,609,346)
Net realized and unrealized gain	25,997,758
Net increase in net assets resulting from operations	$31,124,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2012 and the year ended April 30, 2012

(Unaudited)

	October 31, 2012	April 30, 2012
Operations:
Net investment income	$5,126,303	$7,688,448
Net realized gain	51,607,104	69,971,545
Change in net unrealized appreciation (depreciation)	(25,609,346)	(60,851,233)
Net increase in net assets resulting from operations	31,124,061	16,808,760

Distributions to shareholders from net investment income:
Class A	—	(84,669)
Class R	—	(2,153)
Class Y	—	(1,909)
Class R5	—	(619)
Total distributions from net investment income	—	(89,350)

Share transactions–net:
Class A	(54,632,995)	679,828,323
Class B	(12,322,058)	60,768,316
Class C	(7,713,853)	92,902,757
Class R	(1,272,867)	19,115,136
Class Y	(530,827)	6,596,330
Class R5	(260,914)	4,344,063
Net increase (decrease) in net assets resulting from share transactions	(76,733,514)	863,554,925
Net increase (decrease) in net assets	(45,609,453)	880,274,335

Net assets:
Beginning of period	944,779,863	64,505,528
End of period (includes undistributed net investment income of $12,300,216 and $7,173,913, respectively)	$899,170,410	$944,779,863

Notes to Financial Statements

October 31, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value Opportunities Fund , formerly Invesco Van Kampen Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital growth and income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair

9                         Invesco Value Opportunities Fund

valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

10                         Invesco Value Opportunities Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $1.5 billion	0.62%
Next $2.5 billion	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

11                         Invesco Value Opportunities Fund

Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 1.41%, 2.16%, 2.16%, 1.66%, 1.16% and 1.16%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2012, the Adviser waived advisory fees of $31,762.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2012, IDI advised the Fund that IDI retained $20,435 in front-end sales commissions from the sale of Class A shares and $5, $27,222 and $1,494 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2012, the Fund incurred $292 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$883,685,238	$18,703,629	$—	$902,388,867

12                         Invesco Value Opportunities Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,922.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2016	$65,537,319	$—	$65,537,319
April 30, 2017	264,868,797	—	264,868,797
Total capital loss carryforward	$330,406,116	$—	$330,406,116

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Basic Value Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2012 was $54,969,645 and $164,166,730, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$187,617,661
Aggregate unrealized (depreciation) of investment securities	(77,443,618)
Net unrealized appreciation of investment securities	$110,174,043

Cost of investments for tax purposes is $792,214,824.

13                         Invesco Value Opportunities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2012(a)		Year ended April 30, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,307,068	$13,383,591	3,674,506	$33,685,777
Class B	65,781	655,954	111,008	1,446,227
Class C	199,954	1,980,514	376,239	3,924,269
Class R(b)	127,792	1,304,305	376,401	3,556,925
Class Y	84,908	877,560	221,708	2,035,298
Class R5(b)	6,797	72,358	181,444	1,576,092

Issued as reinvestment of dividends:
Class A	—	—	8,826	80,215
Class R	—	—	237	2,153
Class Y	—	—	196	1,775
Class R5	—	—	68	619

Issued in connection with acquisitions:(c)
Class A	—	—	81,789,030	808,828,507
Class B	—	—	10,498,963	102,352,547
Class C	—	—	11,653,261	113,178,199
Class R	—	—	2,088,804	20,662,849
Class Y	—	—	1,124,328	11,072,165
Class R5	—	—	915,801	9,022,329

Automatic conversion of Class B shares to Class A shares:
Class A	790,402	8,021,830	2,745,919	25,936,805
Class B	(801,402)	(8,021,830)	(2,786,360)	(25,936,805)

Reacquired:
Class A	(7,446,867)	(76,038,416)	(20,243,628)	(188,702,981)
Class B	(493,947)	(4,956,182)	(1,862,334)	(17,093,653)
Class C	(985,732)	(9,694,367)	(2,639,413)	(24,199,711)
Class R	(252,117)	(2,577,172)	(546,966)	(5,106,791)
Class Y	(137,797)	(1,408,387)	(704,227)	(6,512,908)
Class R5	(33,815)	(333,272)	(703,479)	(6,254,977)
Net increase (decrease) in share activity	(7,568,975)	$(76,733,514)	86,280,332	$863,554,925

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of May 23, 2011.
(c)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Basic Value Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2011 and by the shareholders of the Target Fund on April 14, 2011. The acquisition was accomplished by a tax free exchange of 108,070,187 shares of the Fund for 49,783,080 shares outstanding of the Target Fund as of the close of business on May 20, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund as of the close of business on May 20, 2011. The Target Fund’s net assets at that date of $1,065,116,596, including $204,658,708 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $62,948,257. The net assets of the Fund subsequent to the acquisition were $1,128,064,853.
The pro forma results of operations for the year ended April 30, 2012 assuming the reorganization had been completed on May 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income	$9,031,132
Net realized/unrealized gains (losses)	(24,797,985)
Change in net assets resulting from operations	$(15,766,853)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. It is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 23, 2011.

14                         Invesco Value Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 10/31/12	$10.24	$0.06	$0.31	$0.37	$—	$—	$—	$10.61	3.61	%(c)	$710,787	1.27	%(d)	1.28	%(d)	1.20	%(d)	6%
Year ended 04/30/12	10.18	0.09	(0.03)	0.06	(0.00)	—	(0.00)	10.24	0.60	(c)	740,384	1.40		1.40		0.92		46
One month ended 04/30/11	9.98	(0.00)	0.20	0.20	—	—	—	10.18	2.00	(c)	44,328	1.40	(e)	1.98	(e)	(0.51	)(e)	2
Year ended 03/31/11	8.95	0.06	1.06	1.12	(0.09)	—	(0.09)	9.98	12.61	(c)	43,855	1.42		1.47		0.68		80
Year ended 03/31/10	5.84	0.06	3.12	3.18	(0.07)	—	(0.07)	8.95	54.55	(f)	53,983	1.44		1.44		0.72		13
Year ended 03/31/09	9.77	0.09	(3.94)	(3.85)	(0.08)	—	(0.08)	5.84	(39.47	)(f)	43,175	1.41		1.41		1.11		34
Year ended 03/31/08	13.11	0.09	(2.29)	(2.20)	(0.07)	(1.07)	(1.14)	9.77	(18.06	)(f)	112,133	1.28		1.28		0.69		54
Class B
Six months ended 10/31/12	10.09	0.06	0.31	0.37	—	—	—	10.46	3.67	(c)(g)	57,157	1.27	(d)(g)	1.28	(d)(g)	1.20	(d)(g)	6
Year ended 04/30/12	10.04	0.09	(0.04)	0.05	—	—	—	10.09	0.50	(c)(g)	67,547	1.38	(g)	1.38	(g)	0.94	(g)	46
One month ended 04/30/11	9.84	(0.00)	0.20	0.20	—	—	—	10.04	2.03	(c)(g)	7,331	1.46	(e)(g)	2.04	(e)(g)	(0.57	)(e)(g)	2
Year ended 03/31/11	8.79	0.01	1.04	1.05	—	—	—	9.84	11.95	(c)(g)	7,392	1.99	(g)	2.04	(g)	0.11	(g)	80
Year ended 03/31/10	5.73	—	3.06	3.06	—	—	—	8.79	53.40	(f)	8,629	2.19		2.19		(0.03)		13
Year ended 03/31/09	9.54	0.03	(3.84)	(3.81)	—	—	—	5.73	(39.94	)(f)	9,097	2.17		2.17		0.34		34
Year ended 03/31/08	12.85	(0.01)	(2.23)	(2.24)	—	(1.07)	(1.07)	9.54	(18.70	)(f)	24,583	2.04		2.04		(0.05)		54
Class C
Six months ended 10/31/12	9.99	0.02	0.31	0.33	—	—	—	10.32	3.30	(c)(g)	97,039	1.97	(d)(g)	1.98	(d)(g)	0.50	(d)(g)	6
Year ended 04/30/12	10.00	0.02	(0.03)	(0.01)	—	—	—	9.99	(0.10	)(c)(g)	101,785	2.11	(g)	2.11	(g)	0.21	(g)	46
One month ended 04/30/11	9.80	(0.01)	0.21	0.20	—	—	—	10.00	2.04	(c)(g)	8,021	2.07	(e)(g)	2.65	(e)(g)	(1.18	)(e)(g)	2
Year ended 03/31/11	8.77	0.01	1.03	1.04	(0.01)	—	(0.01)	9.80	11.81	(c)(g)	8,033	2.06	(g)	2.11	(g)	0.04	(g)	80
Year ended 03/31/10	5.73	0.00	3.06	3.06	(0.02)	—	(0.02)	8.77	53.42	(f)(g)	9,337	2.18	(g)	2.18	(g)	(0.02	)(g)	13
Year ended 03/31/09	9.55	0.03	(3.84)	(3.81)	(0.01)	—	(0.01)	5.73	(39.90	)(f)(g)	7,791	2.10	(g)	2.10	(g)	0.43	(g)	34
Year ended 03/31/08	12.86	0.00	(2.24)	(2.24)	—	(1.07)	(1.07)	9.55	(18.69	)(f)(g)	19,118	2.03	(g)	2.03	(g)	(0.04	)(g)	54
Class R
Six months ended 10/31/12	10.22	0.05	0.31	0.36	—	—	—	10.58	3.52	(c)	18,978	1.52	(d)	1.53	(d)	0.95	(d)	6
Period ended 04/30/12(h)	9.89	0.07	0.26	0.33	(0.00)	—	(0.00)	10.22	3.35	(c)	19,599	1.65	(e)	1.65	(e)	0.67	(e)	46
Class Y(i)
Six months ended 10/31/12	10.22	0.07	0.32	0.39	—	—	—	10.61	3.82	(c)	11,297	1.02	(d)	1.03	(d)	1.45	(d)	6
Year ended 04/30/12	10.14	0.11	(0.03)	0.08	(0.00)	—	(0.00)	10.22	0.80	(c)	11,424	1.15		1.15		1.17		46
One month ended 04/30/11	9.93	(0.00)	0.21	0.21	—	—	—	10.14	2.11	(c)	4,826	1.15	(e)	1.73	(e)	(0.26	)(e)	2
Year ended 03/31/11	8.94	0.08	1.05	1.13	(0.14)	—	(0.14)	9.93	12.75	(c)	4,757	1.17		1.22		0.93		80
Year ended 03/31/10	5.83	0.07	3.13	3.20	(0.09)	—	(0.09)	8.94	54.98	(f)	50,475	1.19		1.19		0.96		13
Year ended 03/31/09	9.77	0.11	(3.94)	(3.83)	(0.11)	—	(0.11)	5.83	(39.30	)(f)	35,805	1.17		1.17		1.41		34
Period ended 03/31/08	13.13	0.11	(2.28)	(2.17)	(0.12)	(1.07)	(1.19)	9.77	(17.91	)(f)	50,817	1.07	(j)	1.07	(j)	1.03		54
Class R5
Six months ended 10/31/12	10.26	0.09	0.31	0.40	—	—	—	10.66	3.90	(c)	3,912	0.73	(d)	0.74	(d)	1.74	(d)	6
Period ended 04/30/12(h)	9.85	0.14	0.27	0.41	(0.00)	—	(0.00)	10.26	4.18	(c)	4,040	0.81	(e)	0.81	(e)	1.51	(e)	46

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending April 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $846,280,438 and sold of $257,706,685 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Basic Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $710,649, $61,167, $96,730, $19,038, $11,075 and $3,760 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period for all classes. Does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (“CDSC”) on Class A shares, maximum CDSC of 5% on Class B shares or maximum CDSC of 1% on Class C shares. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions of Class A shares made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% on Class A shares and up to 1% on Class B and Class C shares. Does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares for either class.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares and 0.96% for Class C shares for the six months ended October 31, 2012, 0.23% for Class B shares and 0.96% for Class C shares for the year ended April 30, 2012, 0.31% for Class B shares and 0.92% for Class C shares for the period April 1, 2011 to April 30, 2011 and 0.82% for Class B shares and 0.89% for Class C shares for the year ended March 31, 2011 and less than 1% for Class C shares for the years ended March 31, 2010, 2009 and 2008.
(h)	Commencement date of May 23, 2011.
(i)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(j)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year ended March 31, 2008.

15                         Invesco Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/12)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/12)	Expenses Paid During Period[2]
A	$1,000.00	$1,036.10	$6.52	$1,018.80	$6.46	1.27%
B	1,000.00	1,036.70	6.52	1,018.80	6.46	1.27
C	1,000.00	1,033.00	10.09	1,015.27	10.01	1.97
R	1,000.00	1,035.20	7.80	1,017.54	7.73	1.52
Y	1,000.00	1,038.20	5.24	1,020.06	5.19	1.02
R5	1,000.00	1,039.00	3.75	1,021.53	3.72	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2012 through October 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Value Opportunities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

17                         Invesco Value Opportunities Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Multi-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18                         Invesco Value Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	VK-VOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of November 19, 2012 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date: January 7, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date: January 7, 2013

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date: January 7, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.